As filed with the Securities and Exchange Commission on April 21, 2003


                      Registration No. 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             PRE-EFFECTIVE AMENDMENT NO. (  )
                             POST-EFFECTIVE AMENDMENT NO.  8 (X)


                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 19 (X)


                        (Check appropriate box or boxes.)

                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum

                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                Jorden Burt, LLP
                1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-5208


Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):


____ Immediately upon filing pursuant to paragraph (b)
 X   On May 1, 2003____________, pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ On __________, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

                           SCHWABsignature(TM) ANNUITY
                       A flexible premium variable annuity

                                    Issued by
                   Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwabsignature Annuity (the "Contract")--a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) presently issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as "Contract" throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. ("Schwab"); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

How to Invest


We refer to amounts you invest in the Contract as "Contributions." The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals. The minimum subsequent Contribution is:

o $500 per Contribution; or
o $100 per Contribution if made via Automatic Bank Draft Plan.


Allocating Your Money

When you contribute money to the Schwabsignature Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

o   Alger American Balanced Portfolio - Class O Shares
o   Alger American Growth Portfolio - Class O Shares

o AllianceBernstein VP Growth & Income Portfolio - Class A Shares (formerly the Alliance VP Growth & Income Portfolio-Class A Shares)
o AllianceBernstein VP Growth Portfolio - Class A Shares (formerly the Alliance VP Growth Portfolio-Class A Shares)
o   AllianceBernstein VP Real Estate Investment Portfolio - Class A Shares
o   AllianceBernstein VP Utility Income Portfolio - Class A Shares
o   American Century VP Income & Growth Fund - Original Class Shares
o   American Century VP International Fund - Original Class Shares
o   Delaware VIP Small Cap Value Series - Standard Class
o   Dreyfus Variable Investment Fund Growth and Income Portfolio
    - Initial Shares
o   Dreyfus Variable Investment Fund Developing Leaders Portfolio
    - Initial Shares
    (formerly the Dreyfus Variable Investment Fund Small Cap Portfolio-Initial Shares)
o   Federated Fund for U.S. Government Securities II
o   Federated International Equity Fund II
o   INVESCO VIF-High Yield Fund
o   INVESCO VIF-Technology Fund
o   JPMorgan Small Company Portfolio
o   Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o   Janus Aspen Series Growth and Income Portfolio-Institutional Shares
o   Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

o   Oppenheimer Global Securities Fund/VA
o PBHG Large Cap Growth Portfolio (formerly the PBHG Insurance Series Large Cap Growth Portfolio)

o   PIMCO VIT High Yield Portfolio
o   SAFECO RST Equity Portfolio
o   Schwab MarketTrack Growth Portfolio II
o   Schwab Money Market Portfolio
o   Schwab S&P 500 Portfolio

o   Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o   Scudder Variable Series II Small Cap Growth Portfolio - Class A Shares
o   Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
o   Scudder VIT Small Cap Index Fund - Class A Shares
o   Strong MidCap Growth Fund II (formerly the Strong VIF Mid Cap
    Growth Fund II)
o   Strong Opportunity Fund II - Investor Class (formerly the
    Strong VIF Opportunity Fund II - Investor Class).


Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwabsignature Annuity.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement policies), during which time you may cancel your Contract as described in more detail on Page 14.

Payout Options

The Schwabsignature Annuity offers three payout options - - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

    Schwab Insurance Services
    P.O. Box 7666
    San Francisco, California  94120-7666
    888-560-5938
    Via Email: annuities@schwab.com
    Via Internet:
    www.schwab.com (Please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners.) For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com For all other clients of investment managers: www.schwabannuity.com

This Prospectus presents important information you should review before purchasing the Schwabsignature Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2003 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on Page B-2 of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the SEC's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2003.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

Table of Contents


Definitions....................................4
Summary........................................6
  How to Contact Schwab........................6
Fee Table......................................7
Example........................................8
Condensed Financial Information................9
Great-West Life & Annuity Insurance
Company........................................9
The Series Account.............................9
The Portfolios.................................9

  Meeting Investment Objectives...............13
  Where to Find More Information About the
  Portfolios..................................14
  Addition, Deletion or Substitution..........14
Application and Initial Contributions.........14
Right of Cancellation Period..................14
Subsequent Contributions .....................15
Annuity Account Value.........................15
Transfers.....................................16

  Possible Restrictions.......................16
  Automatic Customer Transfers................16

Cash Withdrawals..............................19
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................19
  Tax Consequences of Withdrawals.............19
Telephone and Internet Transactions...........19
Death Benefit.................................20
  Beneficiary.................................20
  Distribution of Death Benefit...............21
Charges and Deductions........................22
  Mortality and Expense Risk Charge...........22
  Expenses of the Portfolios..................22
  Premium Tax.................................22
  Other Taxes.................................23
Payout Options................................23
  Periodic Withdrawals........................23
  Annuity Payouts ............................23
Seek Tax Advice...............................25
Federal Tax Matters...........................25
  Taxation of Annuities.......................25
Assignments or Pledges .......................27
Performance Data..............................27
  Money Market Yield..........................27
  Average Annual Total Return.................27
Distribution of the Contracts.................30
Voting Rights ................................30
Rights Reserved by Great-West.................30
Legal Proceedings.............................31
Legal Matters.................................31
Experts.......................................31
Appendix A - Condensed Financial
 Information..................................32
Appendix B--Net Investment Factor.............37


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.


Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.


Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant.

Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.


Automatic Bank Draft Plan--A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.


Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the primary Annuitant dies. The Contingent Annuitant must be designated before the death of the primary Annuitant.

Contingent Beneficiary--The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwabsignature Annuity Structure

        Your Annuity Account
               |

           Series Account

    Contains the money you contribute
    to variable investment options
    (the Sub-Accounts).
               |
          Sub-Accounts

    Shares of the Portfolios are held
    in Sub-Accounts.  There is one
    Sub-Account for each Portfolio.
               |
           Portfolios



Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted from Contributions or the Annuity Account Value when incurred by GWL&A or at another time of GWL&A's choosing.

Request--Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by GWL&A before it was processed.

Schwab Insurance Services--P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-560-5938. Schwab Insurance Services may also be contacted via email at: annuities@schwab.com.

Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Series Account is also referred to as the separate account.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value --Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s).

Summary

--------------------------------------------------------------------------------
The Schwabsignature Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwabsignature Annuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

--------------------------------------------------------------------------------
How to contact the Schwab Insurance Services:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schwab Insurance Services

--------------------------------------------------------------------------------
P.O. Box 7666 San Francisco, CA 94120-7666

888-560-5938

Email:  annuities@schwab.com

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "Right of Cancellation period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail on Page 14 of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.


If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on Page 20.


The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions minus any withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you choose Death Benefit option 2, this charge will be 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail on Page 14 of this Prospectus.

This summary highlights some of the more significant aspects of the Schwabsignature Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases

(as a percentage of purchase payments):                   None

Maximum Surrender Charge

(as a percentage of purchase payments):                   None


Maximum Transfer Charge:                                  $25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                        None


Series Account Annual Expenses (as a percentage of average net assets)


Maximum Mortality and Expense Risk Charge:                0.85%*

Distribution Charge:                                      None


Total Series Account Annual Expenses:                     0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you select Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.70%.


The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses             Minimum           Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or

service] (12b-1) fees, and other expenses)             0.35%     --     1.85%(1)


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


--------
(1) The expenses shown do not reflect any fee waiver or expense reimbursement.


The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.00% and 1.50%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.



                                        7
Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes all three optional riders.2 The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 If you surrender your contract, annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:


        1 year        3 years       5 years      10 years
        $264          $852          $1,528       $3,666

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.


The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this prospectus.


(2) These riders refer to the three payout options discussed in "Payout Options" at Page 23 of the Prospectus.



                                       8

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On February 17, 2003, Great-West Lifeco announced a definitive agreement to acquire Canada Life Financial Corporation. Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products. Subject to required shareholder and regulatory approvals, the transaction is expected to close on or about July 10, 2003.


We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account

We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.


We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under those Contracts and other products are, however, our general corporate obligations.


The Series Account is divided into 44 Sub-Accounts, 32 of which are available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:

o       holds its assets separate from the assets of the other Portfolios,

                                       9

o       has its own distinct investment objectives and policies, and
o       operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.


Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:


The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.


Alger American Balanced Portfolio-Class O Shares seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the investment manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

AllianceBernstein Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.

AllianceBernstein VP Growth & Income Portfolio-Class A Shares (formerly the Alliance VP Growth & Income Portfolio-Class A Shares) seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income and convertible securities and in securities of foreign issuers.

AllianceBernstein VP Growth Portfolio-Class A Shares (formerly the Alliance VP Growth Portfolio-Class A Shares) seeks to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may also invest up to 25% of its total assets in lower-rated fixed-income securities (commonly referred to as "junk bonds") and convertible bonds, and generally up to 15% of its total assets in foreign securities.

AllianceBernstein VP Real Estate Investment Portfolio-Class A Shares seeks a total return on its assets from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Portfolio invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies that are believed to have strong property fundamentals and management teams.

AllianceBernstein VP Utility Income Portfolio-Class A Shares seeks current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

                                       10

American    Century    Variable    Portfolios,    Inc.--advised    by   American
Century(R)Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Income & Growth Fund-Original Class Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies.

American Century VP International Fund-Original Class Shares seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.


Delaware VIP Trust -- advised by Delaware Management Company, Philadelphia, Pennsylvania.


Delaware VIP Small Cap Value Series- Standard Class seeks capital appreciation by investing primarily in stocks of companies whose market values appears low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.


Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York.


Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks, bonds and money market instruments of domestic and foreign issuers.

Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares (formerly the Dreyfus Variable Investment Fund Small Cap Portfolio-Initial Shares) seeks to maximize capital appreciation. To pursue this goal, under normal circumstances the Portfolio invests primarily in small-cap companies which are companies with total market capitalizations of less than $2 billion at the time of purchase. The Portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the Portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities including those issued in initial public offerings.


Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies.

Federated Insurance Series--advised by Federated Global Investment Management Corp. of New York, New York.


Federated International Equity Fund II seeks to obtain a total return on its assets by investing primarily in equity securities of companies based outside the United States.


INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado. INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly called "junk bonds," and preferred stock with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

INVESCO VIF-Technology Fund seeks capital growth and normally invests 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technolgy. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets are not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

                                        11

J.P. Morgan Series Trust II--advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. The Portfolio invests at least 80% of the value of its Assets in small U.S. companies whose market capitalizations are greater than $100 million and less than $3 billion, typically represented by the Russell 2000 Index. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.


Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.


Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks to provide long-term capital growth and current income through investment of at least 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may invest in fewer than five countries or even a single country.

Oppenheimer Global Securities Fund/VA--advised by OppenheimerFunds, Inc. of New York, New York.


Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.


PBHG Insurance Series Fund--advised by Pilgrim Baxter & Associates, Ltd., of Wayne, Pennsylvania.


PBHG Large Cap Growth Portfolio (formerly the PBHG Insurance Series Large Cap Growth Portfolio) seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.


PIMCO Variable Insurance Trust - advised by Pacific Investment Management Company LLC of Newport Beach, California.


PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities.


SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.

SAFECO RST Equity Portfolio has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio invests primarily in common stocks of large established companies that are proven performers.

                                       12

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.

Scudder Variable Series I--advised by Deutsche Investment Management (Americas), Inc. of New York, New York.


Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.


Scudder   Variable  Series   II--advised  by  Deutsche   Investment   Management
(Americas), Inc. of New York, New York.


Scudder Variable Series II Small Cap Growth Portfolio-Class A Shares seeks maximum appreciation of investors' capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

The Scudder Investment VIT Funds are advised by Deutsche Asset Management (Americas), Inc. of New York, New York.

Scudder VIT EAFE(R) Equity Index Fund-Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East and is a widely accepted benchmark of international stock performance.

Scudder VIT Small Cap Index Fund-Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.

The Strong Variable Insurance Funds, Inc.--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

Strong Mid Cap Growth Fund II (formerly the Strong VIF Mid Cap Growth Fund II) The Mid Cap Growth Fund II invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the Fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The Fund can invest in futures and options transactions for hedging and risk management purposes. The Fund may invest up to 25% of its net assets in foreign securities and may utilize an active trading approach.

The Strong Opportunity Fund II, Inc.--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

Strong Opportunity Fund II-Investor Class (formerly the Strong VIF Opportunity Fund II-Investor Class) The Strong Opportunity Fund II invests, under normal conditions, in stocks of medium-capitalization companies that the Fund's managers believe are under-priced, yet have attractive growth prospects. The managers base the analysis on a company's "private market value" - - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Fund may invest up to 25% of its net assets in foreign securities. The managers may sell a stock when its price no longer compares favorably with the company's private market value.


Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and

                                       13

market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from Schwab Insurance Services. You may also visit www.schwab.com (please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners); www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); or www.schwabannuity.com (for all other clients of investment managers).

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.


If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.


Application and Initial Contributions

The first step to purchasing the Schwabsignature Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwabsignature Annuity has a cash value of at least $5,000.

Initial contributions made by check should be sent to GWL&A, P.O. Box 100904, Pasadena, California 91189-0904.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of

                                       14

Contributions received. In those states, all Contributions will be processed as follows:

o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

o After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.


Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Administration Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. Eastern time. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. Eastern time on a day the New York Stock Exchange is open, will be credited the next business day.


If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

o    net Contributions allocated to the corresponding Sub-Account,

o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

o    minus the daily mortality and expense risk charge, and

o    minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.


The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

                                        15

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, by email at annuities@schwab.com, by sending a Request to Schwab Insurance Services, or through the Internet at www.schwab.com. (please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners); for clients of investment managers who are Schwab Alliance customers at www.schwaballiance.com; for all other clients of investment managers at www.schwabannuity.com.)

Your Request must specify:
o       the amounts being Transferred,
o       the Sub-Account(s) from which the Transfer is to be made, and
o       the Sub-Account(s) that will receive the Transfer.


Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.


A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. Eastern time. Any transfer request received after 4:00 p.m. Eastern time becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

For example, Transfer restrictions may be necessary to protect all Owners from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.


Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a transfer request being rejected or the pricing for that transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

                                        16

However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the

    Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------

How dollar cost averaging works:

 -------- --------- -------- --------
 Month              Units     Price
                    Purchased per
                              unit
        Contribution
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.     $250       10       $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250     12         20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250     15         16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250     12         20.83
 -------- --------- -------- --------
 Average   market   value  per  unit $18.06
 Investor's  average  cost  per unit  $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.

                                       17

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

--------------------------------------------------------------------------------
How Rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

[Pie chart omitted]

Stocks                       60%
    Large Company     30%
    Small Company     15%
    International            15%
Bonds                        30%
Cash                         10%


Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[Pie chart omitted]

Stocks                       75%

    Large Company     35%
    Small Company     20%
    International            20%
Bonds                        20%
Cash                          5%

--------------------------------------------------------------------------------


Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.


On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Annuity Account Value must be included.


o You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.


o You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

                                       18

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com (please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners), at www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers), at www.schwabannuity.com (for all other clients of investment managers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.

o    A partial  withdrawal or a surrender will be effective upon the Transaction
     Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.


Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on Page 25.


Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those received after 4:00 p.m. Eastern time will be made on the next business day we and the New York Stock Exchange are open for business, at that day's unit value.


We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions; o providing written confirmation of the transaction; and/or o tape recording the instructions given by telephone.


If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals and partial withdrawals in excess of $25,000 must be in writing.

                                       19

Death Benefit


At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see "Distribution of Death Benefit" on Page 21 of this Prospectus.


If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax. If you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

     o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; and

     o the sum of all Contributions, minus partial withdrawals and/or periodic withdrawals and minus any Premium Tax.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions (minus any cash you have withdrawn from the Contract and minus any Premium Tax) in the event that amount is greater than the Annuity Account Value (minus any Premium Tax). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any cash you have withdrawn from the Contract and minus any Premium Tax). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

o    payout in a single sum, or

o payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant's death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant's death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect

                                       20

as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.


The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse
Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

--------------------------------------------------------------------------------

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the

                                       21

Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:


o    Premium Tax, if applicable; and/or

o charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The value of the assets in the Sub-Accounts reflects the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Fee Table on Page 7.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

                                       22

Other Taxes


Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.


Payout Options

During the Distribution Period, you can choose to receive payouts in three ways--through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:


o    The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
o    A minimum withdrawal amount of at least $100;
o    The calendar day of the month on which withdrawals will be made; and

o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.


Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.


While periodic withdrawals are being received:

o You may continue to exercise all contractual rights, except that no Contributions may be made.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o Charges and fees under the Contract continue to apply. Periodic withdrawals will cease on the earlier of the date:
o The amount elected to be paid under the option selected has been reduced to zero.
o    The Annuity Account Value is zero.
o    You request that withdrawals stop.
o    You purchase an annuity payout option.
o    The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.


In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on Page 19.


Annuity Payouts


You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.


The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

                                       23

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If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner. Variable life annuity without guaranteed period--This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.


--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout


The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.


If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout


Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by
(b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.


Transfers After the Variable Annuity
Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions


Once payouts start under the annuity payout option you select:

o    no changes can be made in the payout option;
o    no additional Contributions will be accepted under the Contract; and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.


A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity

                                       24

payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

 ----------------------------------------------

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.


This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased only on a non-tax qualified basis ("Non-Qualified Contract"). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Taxation of Annuities

Section 72 of the Code governs taxation of annuities. An owner who is a "natural person" will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

o    The annuity Contract is acquired by the estate of a decedent.
o    The Contract is a qualified funding asset for a structured settlement.
o    The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. Once the

                                       25

investment in the Contract has been
fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o    Made on or after the date on which the Owner reaches age 59 1/2.
o    Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements. Diversification of Investments

Section 817(h) of the Code requires that the investments of each Sub-Account of the Series Account be "adequately diversified" in accordance with certain Internal Revenue Service regulations. We believe that the Sub-Accounts will be adequately diversified.

Owner Control


In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by these investments. A holder of a Contract will not have any of the specific types of control that were described in these Rulings. However, because the current scope and application of these three Revenue Rulings is unclear, we reserve the right to modify the Contracts as may be required to maintain favorable tax treatment.


Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules.

                                       26


If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.


Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield


The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. It is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a period of 52 weeks and is shown as a percentage of the investment.


The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return


The following table shows the average annual total return of the various Sub-Accounts available under the Contract. Although the Contracts are new, certain of the Sub-Accounts available under the Contracts were created by us in the past to fund our other insurance products and thus have been in existence for one or more years. For each of these Sub-Accounts, we calculate average annual total return from its inception date. We refer to average annual total return that is calculated from the inception date of a Sub-Account as "standardized performance."


In addition to standardized performance, we show "non-standardized performance." In the case of a Sub-Account that was in existence before we first began to offer the Contracts, non-standardized performance reflects average annual total return for periods prior to the Sub-Account's inception. This is possible in cases where the Portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the Portfolio established a performance track record even before the Sub-Account was created.

In the case of a Sub-Account that was created at or about the same time we first offered the Contracts, there will be no standardized performance for us to show because the Sub-Account does not have a track record.


However, in those cases, we will show non-standardized performance if the Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. When standardized performance becomes available for these Sub-Accounts, we will make that information available to you.


Both standardized performance and non-standardized performance reflect deductions for the highest level of charges under the Contract, including the 0.85% mortality and expense risk charge, which includes a 0.20% charge for Death Benefit Option 2.

In the table on the following page we show average annual total return for each Sub-Account for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2002. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.

                                       27

                        Average Annual Total Return for a
                           Contract as of 12/31/02

                   Assumes Hypothetical $1,000 Contribution*

                                Performance Data

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------------------- ----------------------------------------------------
                                         Standardized Performance Data                         Non-Standardized Performance Data
                                           Length of Investment Period                            Length of Investment Period
---------------------------------- -------------------------------------------- ----------------------------------------------------
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
Sub-Account                          1 Year     5 Year   Since       Inception    1 Year   3 Years    5       10        Since
                                                         Inception    Date of                       Years    Years   Inception of
                                                          of         Sub-Account                                       Underlying
                                                        Sub-Account     #                                             Portfolio
                                                                                                                      (if less
                                                                                                                       than 10
                                                                                                                        years)
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Alger American Balanced             -12.90%     N/A     -9.64%       5/3/01     -12.90%   -6.44%   6.54%    8.79%        N/A
Portfolio-Class O Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Alger American Growth               -33.46%   -0.76%     3.42%      11/1/96     -33.46%   -21.00%  -0.76%   8.42%        N/A
Portfolio-Class O Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

AllianceBernstein VP Growth &       -22.60%     N/A     -17.47%      5/3/01     -22.60%   -4.44%   2.99%   10.45%        N/A
Income Portfolio-Class A Shares
(formerly the Alliance VP Growth
& Income Portfolio-Class A
Shares)

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

AllianceBernstein VP Growth         -28.60%     N/A     -25.52%      5/3/01     -28.60%   -23.72%  -5.40%    N/A        7.06%
Portfolio-Class A Shares
(formerly the Alliance VP Growth
Portfolio-Class A Shares)

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

AllianceBernstein VP Real Estate     1.89%      N/A      7.37%       5/3/01      1.89%    12.14%   1.32%     N/A        4.60%
Investment Portfolio-Class A
Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

AllianceBernstein VP Utility          N/A       N/A       N/A       9/30/02     -22.87%   -13.06%  -0.84%    N/A        5.06%
Income Portfolio-Class A Shares


---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

American Century VP Income &        -19.93%     N/A     -15.93%      5/3/01     -19.93%   -13.53%  -0.93%    N/A        0.52%
Growth Fund-Original Class Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

American Century VP                 -20.93%   -2.48%     1.43%      11/1/96     -20.93%   -22.85%  -2.48%    N/A        2.55%
International Fund-Original
Class Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Delaware VIP Small Cap Value        -6.31%      N/A      0.14%       5/3/01      -6.31%    6.90%   1.76%     N/A        9.15%
Series-Standard Class

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Dreyfus Variable Investment Fund    -25.85%     N/A     -8.86%       5/3/99     -25.85%   -12.83%  -3.12%    N/A        7.47%
Growth and Income
Portfolio-Initial Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Dreyfus Variable Investment Fund    -19.69%     N/A     -13.57%      5/3/01     -19.69%   -5.56%   -0.25%  11.78%        N/A
Developing Leaders
Portfolio-Initial Shares
(formerly the Dreyfus Variable
Investment Fund Small Cap
Portfolio-Initial Shares)

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Federated Fund for U.S.              8.28%     6.00%     6.04%      11/1/96      8.28%     8.24%   6.00%     N/A        5.83%
Government Securities II**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Federated International Equity      -23.30%     N/A     -26.21%      5/3/99     -23.30%   -25.52%  -1.11%    N/A        1.79%
Fund II**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

INVESCO VIF-High Yield Fund         -1.98%    -4.57%    -0.68%      11/1/96      -1.98%   -10.12%  -4.57%    N/A        2.83%

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -


---------------------------------- -------------------------------
Sub-Account                         Inception Date of Underlying
                                             Portfolio
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Alger American Balanced                       9/5/1989
Portfolio-Class O Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Alger American Growth                         1/9/1989
Portfolio-Class O Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
AllianceBernstein VP Growth &                1/14/1991
Income Portfolio-Class A Shares
(formerly the Alliance VP Growth
& Income Portfolio-Class A
Shares)
---------------------------------- -------------------------------
---------------------------------- -------------------------------
AllianceBernstein VP Growth                  9/15/1994
Portfolio-Class A Shares
(formerly the Alliance VP Growth
Portfolio-Class A Shares)
---------------------------------- -------------------------------
---------------------------------- -------------------------------
AllianceBernstein VP Real Estate              1/9/1997
Investment Portfolio-Class A
Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
AllianceBernstein VP Utility                 5/10/1994
Income Portfolio-Class A Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
American Century VP Income &                 10/30/1997
Growth Fund-Original Class Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
American Century VP                           5/1/1994
International Fund-Original
Class Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Delaware VIP Small Cap Value                 12/27/1993
Series-Standard Class
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Dreyfus Variable Investment Fund              5/2/1994
Growth and Income
Portfolio-Initial Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Dreyfus Variable Investment Fund              1/1/1991
Developing Leaders
Portfolio-Initial Shares
(formerly the Dreyfus Variable
Investment Fund Small Cap
Portfolio-Initial Shares)
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Federated Fund for U.S.                       3/27/94
Government Securities II**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Federated International Equity                5/8/1995
Fund II**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
INVESCO VIF-High Yield Fund                  5/27/1994
---------------------------------- -------------------------------


                                       28



INVESCO VIF- Technology Fund        -47.34%     N/A     -47.74%      3/1/00     -47.34%   -40.05%  -7.11%    N/A       -4.10%

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

JPMorgan Small Company              -22.20%     N/A     -15.09%      5/3/01     -22.20%   -14.47%  -3.38%    N/A        6.34%
Portfolio**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Janus Aspen Series Flexible          9.71%      N/A      5.90%       5/3/99      9.71%     7.38%   6.25%     N/A        7.63%
Income Portfolio-Institutional
Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Janus Aspen Series Growth and         N/A       N/A       N/A       3/24/03     -22.09%   -17.01%   N/A      N/A        3.57%
Income Portfolio-Institutional
Shares


---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Janus Aspen Series Worldwide        -26.02%   -0.05%     3.83%      11/1/96     -26.02%   -21.86%  -0.05%    N/A        9.62%
Growth Portfolio-Institutional
Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Oppenheimer Global Securities       -22.68%     N/A     -17.04%      5/3/01     -22.68%   -11.01%  4.68%   11.13%        N/A
Fund/VA

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

PBHG Large Cap Growth Portfolio     -29.81%     N/A     -26.96%      5/3/01     -29.81%   -21.22%  0.81%     N/A        3.64%
(formerly the PBHG Insurance
Series Large Cap Growth
Portfolio)

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

PIMCO VIT High Yield Portfolio**      N/A       N/A       N/A       9/30/02      -1.87%   -0.61%    N/A      N/A        0.38%

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

SAFECO RST Equity Portfolio**       -26.43%   -4.62%    -1.18%       5/1/97     -26.43%   -16.30%  -4.62%   7.85%        N/A

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Schwab MarketTrack Growth           -16.03%   -0.75%     3.46%      11/1/96     -16.03%   -10.30%  -0.76%    N/A        3.46%
Portfolio II**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Schwab S&P 500 Portfolio**          -22.97%   -1.65%     3.99%      11/1/96     -22.97%   -15.43%  -1.65%    N/A        3.99%

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Scudder Variable Series I           -29.68%     N/A     -11.55%      5/3/99     -29.68%   -20.43%  -3.71%   6.24%        N/A
Capital Growth Portfolio-Class A
Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Scudder Variable Series II Small    -33.93%     N/A     -28.96%      5/3/01     -33.93%   -25.47%  -8.24%    N/A        4.54%
Cap Growth Portfolio-Class A
Shares

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Scudder VIT EAFE(R)Equity Index      -22.11%     N/A     -13.85%      5/3/01     -22.11%   -21.60%  -5.91%    N/A       -6.77%
Fund-Class A Shares**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Scudder VIT Small Cap Index         -21.18%     N/A     -3.14%       5/3/99     -21.18%   -8.62%   -2.43%    N/A       -1.41%
Fund-Class A Shares**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Strong MidCap Growth Fund II        -37.98%     N/A     -34.22%      5/3/01     -37.98%   -28.88%  -2.82%    N/A        1.86%
(formerly The Strong VIF Mid Cap
Growth Fund II)**

---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -
---------------------------------- ---------- -------- ---------- ------------- --------- -------- ------- -------- -------------- -

Strong Opportunity Fund II -        -27.33%     N/A     -19.95%      5/3/01     -27.33%   -9.67%   2.17%   10.03%        N/A
Investor Class (formerly The
Strong VIF Opportunity Fund
II-Investor Class)**


---------------------------------- -------------------------------
INVESCO VIF- Technology Fund                 5/21/1997
---------------------------------- -------------------------------
---------------------------------- -------------------------------
JPMorgan Small Company                       12/31/1994
Portfolio**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Janus Aspen Series Flexible                  9/13/1993
Income Portfolio-Institutional
Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Janus Aspen Series Growth and                 5/1/1998
Income Portfolio-Institutional
Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Janus Aspen Series Worldwide                 9/13/1993
Growth Portfolio-Institutional
Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Oppenheimer Global Securities                11/12/1990
Fund/VA
---------------------------------- -------------------------------
---------------------------------- -------------------------------
PBHG Large Cap Growth Portfolio              4/30/1997
(formerly the PBHG Insurance
Series Large Cap Growth
Portfolio)
---------------------------------- -------------------------------
---------------------------------- -------------------------------
PIMCO VIT High Yield Portfolio**             4/30/1998
---------------------------------- -------------------------------
---------------------------------- -------------------------------
SAFECO RST Equity Portfolio**                 4/3/1987
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Schwab MarketTrack Growth                    11/1/1996
Portfolio II**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Schwab S&P 500 Portfolio**                   11/1/1996
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Scudder Variable Series I                    7/16/1985
Capital Growth Portfolio-Class A
Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Scudder Variable Series II Small              5/2/1994
Cap Growth Portfolio-Class A
Shares
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Scudder VIT EAFE(R) Equity Index               8/22/1997
Fund-Class A Shares**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Scudder VIT Small Cap Index                  8/25/1997
Fund-Class A Shares**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Strong MidCap Growth Fund II                 12/31/1996
(formerly The Strong VIF Mid Cap
Growth Fund II)**
---------------------------------- -------------------------------
---------------------------------- -------------------------------
Strong Opportunity Fund II -                  5/8/1992
Investor Class (formerly The
Strong VIF Opportunity Fund
II-Investor Class)**
---------------------------------- -------------------------------



# The SCHWABsignature ANNUITY contract has been offered since May 3, 2001.

* Each calculation assumes that the $1,000 initial contribution was allocated to only one Sub-Account and no transfers or subsequent contributions were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the maximum M&E charge of 0.85% assessed under Death Benefit option
2. If you selected Death Benefit option 1, your M&E charge will be 0.65%, resulting in a higher return for the Sub-Account than that shown. If you chose Death Benefit option 2 for a Contract issued before May 1, 2003, your M&E charge would be 0.70%, resulting in a higher return for the Sub-Account than that shown.

**Portfolio expenses in excess of defined amounts were reimbursed during
one  or  more  calendar  years  for  these  Portfolios.   Without  this  expense
reimbursement or waiver, any return percentages shown that include these calendar years would be lower.


                                       29

Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o    the ranking of or asset  allocation/investment  strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts. In addition, we may advertise performance based on accumulation unit values that reflect the lower Mortality and Expense Risk Charge associated with Death Benefit option 1.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Distribution of the Contracts

BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Contracts. BCE is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory

                                       30

authority. Approval may not be required in all cases, however. Examples of the changes we may make include:


o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.


o To change the time or time of day that a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West.

Legal Matters


Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP. Experts The consolidated balance sheets for Great-West Life & Annuity Insurance Company as of December 31, 2002 and 2001 and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2002, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2002 and 2001, included in the Statement of Additional Information, have been audited by Deloitte & Touche, LLP, independent auditors, as stated in their reports which are included in the Statement of Additional Information and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


Available Information

You may request a free copy of the Statement of Additional Information. Please direct any oral, written or electronic request for such documents to:

Schwab Insurance Services
P. O. Box 7666
San Francisco, California  94120-7666
1-888-560-5938
Email:  annuities@schwab.com
Internet:
www.schwab.com (Please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners.)
For  clients  of  investment   managers  who  are  Schwab  Alliance   customers:
www.schwaballiance.com For all other clients of investment managers: www.schwabannuity.com

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:


o    general information;

o    information  about  Great-West  Life & Annuity  Insurance  Company  and the
     Variable

     Annuity-1 Series Account;

o    the calculation of annuity payouts;

o    postponement of payouts;

o    services;

o    withholding; and

o    calculation of performance data.

                                       31

                                   APPENDIX A
                         Condensed Financial Information
                      Selected Data for Accumulation Units
              Outstanding Through Each Period for the Periods Ended December 31,

-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
Portfolio (0.65)                       2002      2001                          Portfolio (0.70)                    2002      2001
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
ALGER AMERICAN BALANCED                                                        ALGER AMERICAN BALANCED
Value at beginning of period             9.70     10.00                        Value at beginning of period          9.70     10.00
Value at end of period                   8.45      9.70                        Value at end of period                8.45     9.70
Number of accumulation units            53,444    10,478                       Number of accumulation units        169,538   44,719
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
--------------------------------------
ALGER AMERICAN GROWTH                                                          ALGER AMERICAN GROWTH
Value at beginning of period             8.90     10.00                        Value at beginning of period          8.89     10.00
Value at end of period                   5.92      8.90                        Value at end of period                5.92     8.89
Number of accumulation units           147,192   110,022                       Number of accumulation units        137,994   53,244
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCE VP GROWTH & INCOME                                                    ALLIANCE VP GROWTH & INCOME
Value at beginning of period             9.39     10.00                        Value at beginning of period          9.38     10.00
Value at end of period                   7.27      9.39                        Value at end of period                7.26     9.38
Number of accumulation units           240,038    98,944                       Number of accumulation units        215,640   74,454
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCE VP GROWTH                                                             ALLIANCE VP GROWTH
Value at beginning of period             8.58     10.00                        Value at beginning of period          8.58     10.00
Value at end of period                   6.13      8.58                        Value at end of period                6.12     8.58
Number of accumulation units            8,011     3,673                        Number of accumulation units         33,931   11,322
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCEBERNSTEIN VP REAL ESTATE                                               ALLIANCEBERNSTEIN VP REAL ESTATE
INVESTMENT                                                                     INVESTMENT
Value at beginning of period            11.05     10.00                        Value at beginning of period         11.05     10.00
Value at end of period                  11.27     11.05                        Value at end of period               11.26     11.05
Number of accumulation units           218,785    48,102                       Number of accumulation units        111,891   16,327
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCEBERNSTEIN VP                                                           ALLIANCEBERNSTEIN VP
UTILITY INCOME                                                                 UTILITY INCOME
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.68      N/A                         Value at end of period               10.68      N/A
Number of accumulation units             360                                   Number of accumulation units         5,853
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
AMERICAN CENTURY VP INCOME &                                                   AMERICAN CENTURY VP INCOME &
GROWTH                                                                         GROWTH
Value at beginning of period             9.36     10.00                        Value at beginning of period          9.36     10.00
Value at end of period                   7.50      9.36                        Value at end of period                7.49     9.36
Number of accumulation units            35,723    3,158                        Number of accumulation units         46,045    5,696
outstanding at end of period                                                   outstanding at end of period

                                       32


--------------------------------------
AMERICAN CENTURY VP                                                            AMERICAN CENTURY VP
INTERNATIONAL                                                                  INTERNATIONAL
Value at beginning of period             8.27     10.00                        Value at beginning of period          8.27     10.00
Value at end of period                   6.55      8.27                        Value at end of period                6.54     8.27
Number of accumulation units           111,688    76,030                       Number of accumulation units         84,012   27,288
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
BERGER IPT-LARGE CAP GROWTH                                                    BERGER IPT-LARGE CAP GROWTH
Value at beginning of period                                                   Value at beginning of period
Value at end of period                   8.38     10.00                        Value at end of period                8.39     10.00
Number of accumulation units             5.53      8.38                        Number of accumulation units          5.53     8.39
outstanding at end of period            23,980    14,808                       outstanding at end of period         18,670    8.729
--------------------------------------
BERGER IPT- SMALL COMPANY                                                      BERGER IPT- SMALL COMPANY
GROWTH                                                                         GROWTH
Value at beginning of period             8.00     10.00                        Value at beginning of period          8.00     10.00
Value at end of period                   4.03      8.00                        Value at end of period                4.03     8.00
Number of accumulation units           103,834    82,084                       Number of accumulation units         83,507   52,671
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DELAWARE VIP SMALL CAP                                                         DELAWARE VIP SMALL CAP
VALUE SERIES                                                                   VALUE SERIES
Value at beginning of period            10.71     10.00                        Value at beginning of period         10.70     10.00
Value at end of period                  10.03     10.71                        Value at end of period               10.02     10.70
Number of accumulation units           173,852    58,778                       Number of accumulation units        247,190   28,758
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DREYFUS VARIABLE INVESTMENT                                                    DREYFUS VARIABLE INVESTMENT
FUND GROWTH & INCOME                                                           FUND GROWTH & INCOME
Value at beginning of period             9.33     10.00                        Value at beginning of period          9.33     10.00
Value at end of period                   6.92      9.33                        Value at end of period                6.92     9.33
Number of accumulation units            49,093    10,283                       Number of accumulation units         52,219   19,175
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DREYFUS   VARIABLE   INVESTMENT  FUND                                          DREYFUS  VARIABLE  INVESTMENT FUND
SMALL CAP                                                                      SMALL CAP
Value at beginning of period             9.79     10.00                        Value at beginning of period          9.77     10.00
Value at end of period                   7.87      9.79                        Value at end of period                7.85     9.77
Number of accumulation units            99,056    46,287                       Number of accumulation units         91,862   33,176
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT                                             FEDERATED U.S. GOVERNMENT
SECURITIES II                                                                  SECURITIES II
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.69      N/A                         Value at end of period               10.68      N/A
Number of accumulation units           396,638                                 Number of accumulation units        876,353
outstanding at end of period                                                   outstanding at end of period

                                       33

--------------------------------------
FEDERATED INTERNATIONAL EQUITY II                                              FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period             7.86     10.00                        Value at beginning of period          7.86     10.00
Value at end of period                   6.03      7.86                        Value at end of period                6.03     7.86
Number of accumulation units            14,363      2                          Number of accumulation units         30,044    1,778
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
INVESCO VIF-HIGH YIELD                                                         INVESCO VIF-HIGH YIELD
Value at beginning of period             8.34     10.00                        Value at beginning of period          8.36     10.00
Value at end of period                   8.20      8.34                        Value at end of period                8.19     8.36
Number of accumulation units           155,933    60,110                       Number of accumulation units         61,147   35,883
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
INVESCO VIF-TECHNOLOGY                                                         INVESCO VIF-TECHNOLOGY
Value at beginning of period             7.19     10.00                        Value at beginning of period          7.19     10.00
Value at end of period                   3.81      7.19                        Value at end of period                3.79     7.19
Number of accumulation units            50,271    35,530                       Number of accumulation units         17,597    8,092
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JPMORGAN SMALL COMPANY                                                         JPMORGAN SMALL COMPANY
Value at beginning of period             9.79     10.00                        Value at beginning of period          9.79     10.00
Value at end of period                   7.62      9.79                        Value at end of period                7.62     9.79
Number of accumulation units            75,297    73,404                       Number of accumulation units         93,967   64,994
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JANUS ASPEN SERIES FLEXIBLE INCOME                                             JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period            10.41     10.00                        Value at beginning of period         10.41     10.00
Value at end of period                  11.43     10.41                        Value at end of period               11.42     10.41
Number of accumulation units           466,619   229,005                       Number of accumulation units        645,422   276,547
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH                                            JANUS   ASPEN   SERIES   WORLDWIDE
Value at beginning of period             8.47     10.00                        GROWTH                                8.46     10.00
Value at end of period                   6.27      8.47                        Value at beginning of period          6.26     8.46
Number of accumulation units           120,211    99,987                       Value at end of period              151,128   60,207
outstanding at end of period                                                   Number of accumulation units
                                                                               outstanding at end of period
--------------------------------------
OPPENHEIMER GLOBAL SECURITIES                                                  OPPENHEIMER GLOBAL SECURITIES
Value at beginning of period             9.48     10.00                        Value at beginning of period          9.48     10.00
Value at end of period                   7.33      9.48                        Value at end of period                7.33     9.48
Number of accumulation units           101,358    28,571                       Number of accumulation units        250,415   31,709
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
PBHG   INSURANCE   SERIES  LARGE  CAP                                          PBHG  INSURANCE  SERIES  LARGE CAP
GROWTH                                   8.45     10.00                        GROWTH                                8.45     10.00
Value at beginning of period             5.93      8.45                        Value at beginning of period          5.93     8.45
Value at end of period                  41,765    29,271                       Value at end of period               99,735   21,508
Number of accumulation units                                                   Number of accumulation units
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
PIMCO VIT HIGH YIELD                                                           PIMCO VIT HIGH YIELD
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.85      N/A                         Value at end of period               10.85      N/A
Number of accumulation units            18,423                                 Number of accumulation units         8,425
outstanding at end of period                                                   outstanding at end of period

                                       34

--------------------------------------
SAFECO RST EQUITY                                                              SAFECO RST EQUITY
Value at beginning of period             9.45     10.00                        Value at beginning of period          9.45     10.00
Value at end of period                   6.95      9.45                        Value at end of period                6.95     9.45
Number of accumulation units            4,202      429                         Number of accumulation units         31,022    7,912
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB MARKETTRACK GROWTH II                                                   SCHWAB MARKETTRACK GROWTH II
Value at beginning of period             9.47     10.00                        Value at beginning of period          9.46     10.00
Value at end of period                   7.95      9.47                        Value at end of period                7.95     9.46
Number of accumulation units            89,844    64,405                       Number of accumulation units        166,245   36,799
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB MONEY MARKET                                                            SCHWAB MONEY MARKET
Value at beginning of period            10.15     10.00                        Value at beginning of period         10.15     10.00
Value at end of period                  10.22     10.15                        Value at end of period               10.21     10.15
Number of accumulation units           3,373,801 1,500,043                     Number of accumulation units        3,429,753 776,903
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB S&P 500                                                                 SCHWAB S&P 500
Value at beginning of period             9.23     10.00                        Value at beginning of period          9.22     10.00
Value at end of period                   7.11      9.23                        Value at end of period                7.10     9.22
Number of accumulation units           769,309   428,098                       Number of accumulation units        748,969   187,288
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VARIABLE SERIES I                                                      SCUDDER VARIABLE SERIES I
CAPITAL GROWTH                                                                 CAPITAL GROWTH
Value at beginning of period             8.75     10.00                        Value at beginning of period          8.74     10.00
Value at end of period                   6.15      8.75                        Value at end of period                6.15     8.74
Number of accumulation units            28,641    13,756                       Number of accumulation units         30,590    7,975
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VARIABLE SERIES II                                                     SCUDDER VARIABLE SERIES II
SMALL CAP GROWTH                                                               SMALL CAP GROWTH
Value at beginning of period             8.57     10.00                        Value at beginning of period          8.57     10.00
Value at end of period                   5.67      8.57                        Value at end of period                5.66     8.57
Number of accumulation units            16,037    12,369                       Number of accumulation units         33,680    6,754
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VIT EAFE(R)EQUITY INDEX                                                SCUDDER VIT EAFE(R)EQUITY INDEX
Value at beginning of period             8.21     10.00                        Value at beginning of period          8.21     10.00
Value at end of period                   6.40      8.21                        Value at end of period                6.39     8.21
Number of accumulation units           147,774    24,035                       Number of accumulation units         38,390   19,182
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VIT SMALL CAP INDEX                                                    SCUDDER VIT SMALL CAP INDEX
Value at beginning of period            10.11     10.00                        Value at beginning of period         10.11     10.00
Value at end of period                   7.98     10.11                        Value at end of period                7.97     10.11
Number of accumulation units            82,187    36,498                       Number of accumulation units        100,826   41,813
outstanding at end of period                                                   outstanding at end of period

                                       35

--------------------------------------
STRONG MID CAP GROWTH II                                                       STRONG MID CAP GROWTH II
Value at beginning of period             8.03     10.00                        Value at beginning of period          8.03     10.00
Value at end of period                   4.98      8.03                        Value at end of period                4.98     8.03
Number of accumulation units            77,343    27,603                       Number of accumulation units        126,654   58,974
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
STRONG OPPORTUNITY II                                                          STRONG OPPORTUNITY II
Value at beginning of period             9.50     10.00                        Value at beginning of period          9.50     10.00
Value at end of period                   6.91      9.50                        Value at end of period                6.90     9.50
Number of accumulation units           167,207   113,694                       Number of accumulation units        162,242   53,594
outstanding at end of period                                                   outstanding at end of period
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------

                                       36

Appendix B - Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a)  is the net result of:

     1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

     2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                            Flexible Premium Variable
                                Annuity Contracts

                                    issued by

                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)

                       STATEMENT OF ADDITIONAL INFORMATION

        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2003, which is available without charge by contacting the Schwab Insurance Center, P.O. Box 7666, San Francisco, California 94120-7666, www.schwab.com or at 1-888-560-5938.

                    The date of this Statement of Additional
                           Information is May 1, 2003.

                                TABLE OF CONTENTS

                                                                                          Page
GENERAL INFORMATION........................................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................................B-3
POSTPONEMENT OF PAYMENTS...................................................................B-4
SERVICES...................................................................................B-4
        - Safekeeping of Series Account Assets.............................................B-4
        - Experts..........................................................................B-4
        - Principal Underwriter............................................................B-4
        - Administrative Services .........................................................B-4
WITHHOLDING................................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................................B-5
FINANCIAL STATEMENTS.......................................................................B-7

                                      B-2

                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


        Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On February 17, 2003, Great-West Lifeco announced a definitive agreement to acquire Canada Life Financial Corporation. Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products. Subject to required shareholder and regulatory approvals, the transaction is expected to close on or about July 10, 2003.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

        Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company its second highest claims paying ability rating of AA+. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                         CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

        The Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit Value on the first Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

        The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first Valuation

                                      B-3

Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

        With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

                                    SERVICES

        A.     Safekeeping of Series Account Assets

        The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of GWL&A.

        B.     Experts

        The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, CO 80202.

        The consolidated financial statements of GWL&A as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2002 and 2001 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

        C.     Principal Underwriter

        The offering of the Contract is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), an affiliate of GWL&A. BCE is a Delaware corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

        D.     Administrative Services

        Certain administrative services are provided by Schwab and by AnnuityNet, Inc. ("AnnuityNet") to assist Great-West in processing the Contract. These services are described in written agreements between Schwab, AnnuityNet and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contract, including those arising under the securities laws.


                                      B-4

                                   WITHHOLDING

        Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Sub-Account

        The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2002 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2002 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                       EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all charges that are deducted from Annuity Account Value in proportion to the length of the base period, and for fees that vary with the size of the account, if any, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield and effective yield.

                                       B-5

B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)


        The standardized total return quotations for all Sub-Accounts, other than the Money Market Sub-Account, will be the average annual total return quotations for the one-, five- and ten-year periods ended on December 31, 2002 (or the life of the Sub-Account, if shorter). The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                  P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000.
                      T =    average annual total return.
                      N =    number of years.
                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period (or fractional period therof).

        For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total returns for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying Portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying Portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract.


        The yield quotations for these Sub-Accounts will be based on a thirty-day (or one month) period ended on December 31, 2002, and will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                YIELD = 2[(((a-b)/(cd)) +1)6 -1]

Where:         a =  net  investment  income  earned  during  the period by the corresponding Portfolio attributable to shares owned by the Sub-Account.

               b =  expenses accrued for the period (net of reimbursements).

               c = the average daily number of Accumulation Units outstanding during the period.

               d = the maximum offering price per Accumulation Unit on the last day of the period.


        For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.

                                       B-6

                              FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A filed with this Statement of Additional Information should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                       B-7

        Variable Annuity -1 Series Account of Great-West
        Life & Annuity Insurance Company
        Financial Statements for the Years Ended
        December 31, 2002 and 2001
        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Variable Annuity-1 Series Account of
   Great-West Life & Annuity Insurance Company


We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2002, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2002, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.






/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 19, 2003

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                            ALGER AMERICAN      AMERICAN CENTURY                         BERGER IPT-SMALL
                                            GROWTH PORTFOLIO     VP INTERNATIONAL                         COMPANY GROWTH
                                                                   PORTFOLIO         BARON CAPITAL           FUND
                                                                                      ASSET FUND
                                           ------------------  ------------------  ------------------  ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)        $       25,817,828  $        7,405,359  $       16,331,669  $        8,751,989
   Investment income due and accrued                       0                   0                   0                   0
   Purchase payments receivable                            0                   4              23,933                   0
   Due from Great-West Life & Annuity
    Insurance Company
                                           ------------------  ------------------  ------------------  ------------------

      Total assets                                25,817,828           7,405,363          16,355,602           8,751,989
                                           ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Redemptions payable                                42,786                                                      10,005
   Due to Great-West Life & Annuity
        Insurance Company                              3,928               1,203               2,662               1,452
                                           ------------------  ------------------  ------------------  ------------------

      Total liabilities                               46,714               1,203               2,662              11,457
                                           ------------------  ------------------  ------------------  ------------------

NET ASSETS                                $       25,771,114  $        7,404,160  $       16,352,940  $        8,740,532
                                           ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                     $       25,769,735  $        7,404,160  $       16,352,940  $        8,740,532
   Contracts in payout phase                           1,379
                                           ------------------  ------------------  ------------------  ------------------

NET ASSETS                                $       25,771,114  $        7,404,160  $       16,352,940  $        8,740,532
                                           ==================  ==================  ==================  ==================

ACCUMULATION UNITS OUTSTANDING                     2,113,428             684,511           1,568,750           1,078,339

UNIT VALUE (ACCUMULATION)                 $            12.19  $            10.82  $            10.42  $             8.11
                                           ==================  ==================  ==================  ==================

(1)Cost of investments:                   $       46,334,118  $        7,321,693  $       18,384,834  $       20,995,352
   Shares of investments:                          1,048,227           1,421,374             986,212           1,212,187


-------------------------------------
 DEUTSCHE ASSET      DEUTSCHE ASSET
 MANAGEMENT VIT      MANAGEMENT VIT
 EAFE EQUITY       SMALL CAP INDEX
INDEX FUND             FUND
----------------  ------------------



$     4,213,136  $        8,207,429
              0                   0
              0              21,748


----------------  ------------------

      4,213,136           8,229,177
----------------  ------------------


        494,272

            606               1,350
----------------  ------------------

        494,878               1,350
----------------  ------------------

$     3,718,258  $        8,227,827
================  ==================


$     3,718,258  $        8,227,827

----------------  ------------------

$      3,718,258  $        8,227,827
================  ==================

        645,901             930,019

$          5.76  $             8.85
================  ==================

$     4,282,906  $        9,820,753
        651,180             971,293




The accompanying notes are an integral part of these financial statements.                                    (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        FEDERATED        FEDERATED FUND
                                               DREYFUS VIF         DREYFUS VIF       AMERICAN LEADERS        FOR U.S.
                                              APPRECIATION       GROWTH & INCOME         FUND II           GOVERNMENT
                                                PORTFOLIO           PORTFOLIO                             SECURITIES II
                                            ------------------  ------------------  ------------------  -----------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)         $        8,513,094  $        3,397,582  $       18,098,706  $       75,880,933
   Investment income due and accrued                        0                   0                   0                   0
   Purchase payments receivable                             0                   0                   0             115,868
   Due from Great-West Life & Annuity
    Insurance Company                                                                             133               3,238
                                            ------------------  ------------------  ------------------  -----------------

      Total assets                                  8,513,094           3,397,715          18,101,944          75,996,801
                                            ------------------  ------------------  ------------------  -----------------

LIABILITIES:
   Redemptions payable                                 95,968                                   3,990
   Due to Great-West Life & Annuity
    Insurance Company                                   1,391                                                      12,354
                                            ------------------  ------------------  ------------------  -----------------

      Total liabilities                                97,359                                   3,990              12,354
                                            ------------------  ------------------  ------------------  -----------------

NET ASSETS                                 $        8,415,735  $        3,397,715  $       18,097,954  $       75,984,447
                                            ==================  ==================  ==================  =================

NET ASSETS REPRESENTED BY:
   Accumulation units                      $        8,415,735  $        3,394,543  $       18,074,305  $       75,984,447
   Contracts in payout phase                                                3,172              23,649
                                            ------------------  ------------------  ------------------  -----------------

NET ASSETS                                 $        8,415,735  $        3,397,715  $       18,097,954  $       75,984,447
                                            ==================  ==================  ==================  =================

ACCUMULATION UNITS OUTSTANDING                      1,123,321             479,690           1,404,975           5,341,399

UNIT VALUE (ACCUMULATION)                  $             7.49  $             7.08  $            12.86  $            14.23
                                            ==================  ==================  ==================  =================

(1)Cost of investments:                    $        9,617,879  $        4,312,858  $       23,047,034  $       72,283,662
   Shares of investments:                             295,799             211,556           1,189,922           6,333,968


-----------------------------------------

                       INVESCO VIF-CORE
                         EQUITY INCOME
      FEDERATED             FUND
   UTILITY FUND II
- ------------------  ------------------



 $        1,724,706  $       20,267,701
                  0             355,680
                  0                   0

                                    434
- ------------------  ------------------

          1,724,706          20,623,815
- ------------------  ------------------


                                    600

                284
- ------------------  ------------------

                284                 600
- ------------------  ------------------

 $        1,724,422  $       20,623,215
= ==================  ==================


 $        1,724,422  $       20,610,471
                                 12,744
- ------------------  ------------------

 $        1,724,422  $       20,623,215
= ==================  ==================

            208,766           1,584,575

 $             8.26  $            13.01
= ==================  ==================

 $        2,010,335  $       26,916,352
            229,349           1,372,221


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               INVESCO VIF-HIGH                           JANUS ASPEN
                                                 YIELD FUND            INVESCO         SERIES FLEXIBLE      JANUS ASPEN
                                                                   VIF-TECHNOLOGY      INCOME PORTFOLIO     SERIES GROWTH
                                                                        FUND                                 PORTFOLIO
                                              ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)           $       13,477,377  $        5,093,228  $       44,389,119 $       26,690,636
   Investment income due and accrued                  1,624,094                   0                   0                  0
   Purchase payments receivable                                              24,406              39,531
   Due from Great-West Life & Annuity
    Insurance Company
                                              ------------------  ------------------  ------------------ ------------------

      Total assets                                   15,101,471           5,117,634          44,428,650         26,690,636
                                              ------------------  ------------------  ------------------ ------------------

LIABILITIES:
   Redemptions payable                                   33,752                                                     46,444
   Due to Great-West Life & Annuity
   Insurance Company                                      2,468                 863               7,227              3,829
                                              ------------------  ------------------  ------------------ ------------------

      Total liabilities                                  36,220                 863               7,227             50,273
                                              ------------------  ------------------  ------------------ ------------------

NET ASSETS                                   $       15,065,251  $        5,116,771  $       44,421,423 $       26,640,363
                                              ==================  ==================  ================== ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                        $       15,065,251  $        5,116,771  $       44,421,423 $       26,637,893
   Contracts in payout phase                                                                                         2,470
                                              ------------------  ------------------  ------------------ ------------------

NET ASSETS                                   $       15,065,251  $        5,116,771  $       44,421,423 $       26,640,363
                                              ==================  ==================  ================== ==================

ACCUMULATION UNITS OUTSTANDING                        1,586,371           3,230,415           3,619,361          2,411,606

UNIT VALUE (ACCUMULATION)                    $             9.50  $             1.58  $            12.27 $            11.05
                                              ==================  ==================  ================== ==================

(1)Cost of investments:                      $       15,317,551  $        8,050,442  $       43,298,479 $       52,306,775
   Shares of investments:                             2,002,582             623,406           3,608,871          1,826,874




-------------------------------------------------

     JANUS ASPEN         JANUS ASPEN
      SERIES          SERIES WORLDWIDE
    INTERNATIONAL     GROWTH PORTFOLIO
 GROWTH PORTFOLIO
 ------------------  ------------------



$       14,212,143  $       35,312,566
                 0                   0



 ------------------  ------------------

        14,212,143          35,312,566
 ------------------  ------------------


           523,942              55,502

             2,235               5,488
 ------------------  ------------------

           526,177              60,990
 ------------------  ------------------

$       13,685,966  $       35,251,576
 ==================  ==================


$       13,685,966  $       35,250,343
                                 1,233
 ------------------  ------------------

$       13,685,966  $       35,251,576
 ==================  ==================

         1,715,998           2,821,900

$             7.98  $            12.49
 ==================  ==================

$       14,413,394  $       40,094,648
           821,511           1,677,557


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                             PRUDENTIAL          SAFECO RST          SAFECO RST            SCHWAB
                                             SERIES FUND       EQUITY PORTFOLIO        GROWTH            MARKETTRACK
                                           EQUITY CLASS II                          OPPORTUNITIES      GROWTH PORTFOLIO
                                              PORTFOLIO                               PORTFOLIO              II
                                          ------------------  ------------------  ------------------  ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)       $          389,222  $        4,860,621  $        6,219,811  $       10,779,548
   Investment income due and accrued                      0              62,136                   0                   0
   Purchase payments receivable                           0                   0                   0                   0
   Due from Great-West Life & Annuity
    Insurance Company
                                          ------------------  ------------------  ------------------  ------------------

      Total assets                                  389,222           4,922,757           6,219,811          10,779,548
                                          ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Redemptions payable                                                    3,997              40,653
   Due to Great-West Life & Annuity
    Insurance Company                                     63                 813               1,024               1,756
                                          ------------------  ------------------  ------------------  ------------------

      Total liabilities                                  63               4,810              41,677               1,756
                                          ------------------  ------------------  ------------------  ------------------

NET ASSETS                               $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
                                          ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                    $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
   Contracts in payout phase
                                          ------------------  ------------------  ------------------  ------------------

NET ASSETS                               $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
                                          ==================  ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                       57,585              530,496             795,324             881,998

UNIT VALUE (ACCUMULATION)                $             6.76  $             9.27  $             7.77  $            12.22
                                          ==================  ==================  ==================  ==================

(1)Cost of investments:                  $          486,087  $        7,352,834  $        8,003,701  $       13,345,558
   Shares of investments:                            24,697             268,988             457,339           1,002,749


---------------------------------------------------

   SCHWAB MONEY
  MARKET PORTFOLIO
                       SCHWAB S&P 500
                        PORTFOLIO
 ------------------  ------------------



$      136,649,889  $       77,167,418
           357,143                   0
           669,689              20,761


 ------------------  ------------------

       137,676,721          77,188,179
 ------------------  ------------------




            181,653              10,489
 ------------------  ------------------

           181,653              10,489
 ------------------  ------------------

$      137,495,068  $       77,177,690
 ==================  ==================


$      137,449,048  $       77,167,938
            46,020               9,752
 ------------------  ------------------

$      137,495,068  $       77,177,690
 ==================  ==================


            11,154,891          6,117,652

$            12.32  $            12.62
 ==================  ==================

$      136,649,889  $      103,817,454
       136,649,889           6,095,373

The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                    STRONG MULTI CAP       UNIVERSAL        ZURICH SCUDDER     ZURICH SCUDDER
                                                     VALUE FUND II       INSTITUTIONAL       SVS I CAPITAL     SVS I GROWTH &
                                                                        FUND U.S. REAL      GROWTH PORTFOLIO  INCOME PORTFOLIO
                                                                       ESTATE PORTFOLIO
                                                   ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)               $        9,938,964  $       12,775,708  $        2,046,033 $        1,488,600
    Investment income due and accrued                              0                   0                   0                  0
    Purchase payments receivable                                   0               6,137                   0                  0
    Due from Great-West Life & Annuity
     Insurance Company                                         5,712
                                                   ------------------  ------------------  ------------------ ------------------

       Total assets                                        9,944,676          12,781,845           2,046,033          1,488,600
                                                   ------------------  ------------------  ------------------ ------------------

LIABILITIES:
    Redemptions payable                                       21,232                                  16,361
    Due to Great-West Life & Annuity Insurance
    Company                                                                           12                 333                243
                                                   ------------------  ------------------  ------------------ ------------------

       Total liabilities                                      21,232                  12              16,694                243
                                                   ------------------  ------------------  ------------------ ------------------

NET ASSETS                                        $        9,923,444  $       12,781,833  $        2,029,339 $        1,488,357
                                                   ==================  ==================  ================== ==================

NET ASSETS REPRESENTED BY:
    Accumulation units                            $        9,897,326  $       12,774,956  $        2,029,339 $        1,488,357
    Contracts in payout phase                                 26,118               6,877
                                                   ------------------  ------------------  ------------------ ------------------

NET ASSETS                                        $        9,923,444  $       12,781,833  $        2,029,339 $        1,488,357
                                                   ==================  ==================  ================== ==================

ACCUMULATION UNITS OUTSTANDING                             1,361,907           1,059,611             320,017            244,202

UNIT VALUE (ACCUMULATION)                         $             7.27  $            12.06  $             6.34 $             6.09
                                                   ==================  ==================  ================== ==================

(1) Cost of investments:                          $       11,860,744  $       14,125,586  $        2,874,677 $        1,846,959
    Shares of investments:                                 1,363,370           1,127,600             177,146            219,558


   TOTAL SCHWAB
  SELECT ANNUITY
 ------------------



$      600,101,015
         2,399,053
           922,077

             9,517
 ------------------

       603,431,662
 ------------------


         1,389,504

           243,726
 ------------------

         1,633,230
 ------------------

$      601,798,432
 ==================


$      601,665,018
           133,414
 ------------------

$      601,798,432
 ==================






$      719,172,554



The accompanying notes are an integral part of these financial statements.                                       (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                      ALGER AMERICAN                            ALLIANCE VP
                                                                      GROWTH PORTFOLIO                        GROWTH PORTFOLIO
                                                   ALGER AMERICAN                           ALLIANCE VP
                                                      BALANCED                            GROWTH & INCOME
                                                      PORTFOLIO                              PORTFOLIO
                                                  ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)             $        1,884,052 $        1,688,582  $        3,311,951  $          256,944
     Investment income due and accrued
     Purchase payments receivable
                                                  ------------------ ------------------  ------------------  ------------------

        Total assets                                      1,884,052          1,688,582           3,311,951             256,944
                                                  ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                    248                218                 431                  34
                                                  ------------------ ------------------  ------------------  ------------------

        Total liabilities                                       248                218                 431                  34
                                                  ------------------ ------------------  ------------------  ------------------

NET ASSETS                                       $        1,883,804 $        1,688,364  $        3,311,520  $          256,910
                                                  ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                          $        1,883,804 $        1,688,364  $        3,311,520  $          256,910
                                                  ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                              222,982            285,186             455,678              41,942

UNIT VALUE (ACCUMULATION)                        $             8.45 $             5.92  $             7.27  $             6.13
                                                  ================== ==================  ==================  ==================

(1)  Cost of investments:                        $        1,977,972 $        2,142,248  $        3,805,402  $          289,634
     Shares of investments:                                 166,878             68,558             199,275              21,756



     ALLIANCE
    BERNSTEIN VP          ALLIANCE
    REAL ESTATE        BERNSTEIN VP
    INVESTMENT        UTILITY INCOME
     PORTFOLIO          PORTFOLIO
 ------------------  -----------------



$        3,724,979  $          66,367


 ------------------  -----------------

         3,724,979             66,367
 ------------------  -----------------




               472                  9
 ------------------  -----------------

               472                  9
 ------------------  -----------------

$        3,724,507  $          66,358
 ==================  =================


$        3,724,507  $          66,358
 ==================  =================


           330,676              6,213

$            11.26  $           10.68
 ==================  =================

$        3,910,180  $          66,456
           323,349              5,161


The accompanying notes are an integral part of these financial statements.                                     (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                      AMERICAN CENTURY    AMERICAN CENTURY    BERGER IPT-LARGE    BERGER IPT-SMALL
                                                         VP INCOME &      VP INTERNATIONAL     CAP GROWTH FUND     COMPANY GROWTH
                                                          GROWTH IV          PORTFOLIO                                 FUND
                                                          PORTFOLIO
                                                      ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)                 $          612,889 $        1,280,638  $          235,770  $          755,343
     Investment income due and accrued
     Purchase payments receivable
                                                      ------------------ ------------------  ------------------  ------------------

        Total assets                                            612,889          1,280,638             235,770             755,343
                                                      ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                         80                163                  35                  97
                                                      ------------------ ------------------  ------------------  ------------------

        Total liabilities                                            80                163                  35                  97
                                                      ------------------ ------------------  ------------------  ------------------

NET ASSETS                                           $          612,809 $        1,280,475  $          235,735  $          755,246
                                                      ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                              $          612,809 $        1,280,475  $          235,735  $          755,246
                                                      ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                   81,768            195,700              42,650             187,341

UNIT VALUE (ACCUMULATION)                            $             7.49 $             6.54  $             5.53  $             4.03
                                                      ================== ==================  ==================  ==================

(1)  Cost of investments:                            $          634,045 $        1,306,691  $          260,699  $          789,032
     Shares of investments:                                     118,777            245,804              21,145             104,618


    DELAWARE GPF      DEUTSCHE ASSET
   PREMIUM SMALL      MANAGEMENT VIT
 CAP VALUE SERIES      EAFE EQUITY
                      INDEX FUND
 -----------------  ------------------



$       4,222,372  $        1,562,663


 -----------------  ------------------

        4,222,372           1,562,663
 -----------------  ------------------


                              371,591

              549                 160
 -----------------  ------------------

              549             371,751
 -----------------  ------------------

$       4,221,823  $        1,190,912
 =================  ==================


$       4,221,823  $        1,190,912
 =================  ==================


          421,042             186,164

$           10.03  $             6.40
 =================  ==================

$       4,575,699  $        1,573,038
          232,766             241,524




The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                     DEUTSCHE ASSET       DREYFUS VIF
                                                     MANAGEMENT VIT      GROWTH & INCOME       DREYFUS VIF          FEDERATED
                                                     SMALL CAP INDEX       PORTFOLIO           SMALL CAP         INTERNATIONAL
                                                          FUND                                 PORTFOLIO        EQUITY FUND II
                                                    ------------------  -----------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)               $        1,460,492  $         700,974  $        1,500,056  $          617,671
     Investment income due and accrued
     Purchase payments receivable
                                                    ------------------  -----------------  ------------------  ------------------

        Total assets                                        1,460,492            700,974           1,500,056             617,671
                                                    ------------------  -----------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable                                        1,378                                                    349,809
     Due to Great-West Life & Annuity Insurance
     Company                                                      191                 91                 193                  41
                                                    ------------------  -----------------  ------------------  ------------------

        Total liabilities                                       1,569                 91                 193             349,850
                                                    ------------------  -----------------  ------------------  ------------------

NET ASSETS                                         $        1,458,923  $         700,883  $        1,499,863  $          267,821
                                                    ==================  =================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                            $        1,458,923  $         700,883  $        1,499,863  $          267,821
                                                    ==================  =================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                183,013            101,312             190,915              44,407

UNIT VALUE (ACCUMULATION)                          $             7.97  $            6.92  $             7.86  $             6.03
                                                    ==================  =================  ==================  ==================

(1)  Cost of investments:                          $        1,410,698  $         815,676  $        1,508,145  $          613,547
     Shares of investments:                                   172,839             43,647              52,819              70,270



  FEDERATED FUND     INVESCO VIF-HIGH
       FOR US           YIELD FUND
    GOVERNMENT
  SECURITIES II
 -----------------  ------------------



$      13,747,595  $        1,588,563
                              191,430

 -----------------  ------------------

       13,747,595           1,779,993
 -----------------  ------------------


          145,596

            1,837                 227
 -----------------  ------------------

          147,433                 227
 -----------------  ------------------

$      13,600,162  $        1,779,766
 =================  ==================


$      13,600,162  $        1,779,766
 =================  ==================


        1,272,991             217,080

$           10.68  $             8.20
 =================  ==================

$      13,578,339  $        1,765,128
        1,147,545             236,042




The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                            J.P. MORGAN         JANUS ASPEN         JANUS ASPEN
                                                          INVESCO         SERIES TRUST II     SERIES FLEXIBLE     SERIES WORLDWIDE
                                                      VIF-TECHNOLOGY       SMALL COMPANY      INCOME PORTFOLIO    GROWTH PORTFOLIO
                                                           FUND                FUND
                                                     ------------------  ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)                $          257,983  $        1,289,877  $       12,771,532  $        1,699,663
     Investment income due and accrued
     Purchase payments receivable
                                                     ------------------  ------------------  ------------------  ------------------

        Total assets                                           257,983           1,289,877          12,771,532           1,699,663
                                                     ------------------  ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable                                                                                70,250
     Due to Great-West Life & Annuity Insurance
     Company                                                        36                 168               1,663                 220
                                                     ------------------  ------------------  ------------------  ------------------

        Total liabilities                                           36                 168              71,913                 220
                                                     ------------------  ------------------  ------------------  ------------------

NET ASSETS                                          $          257,947  $        1,289,709  $       12,699,619  $        1,699,443
                                                     ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                             $          257,947  $        1,289,709  $       12,699,619  $        1,699,443
                                                     ==================  ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                  67,868             169,264           1,112,041             271,339

UNIT VALUE (ACCUMULATION)                           $             3.80  $             7.62  $            11.42  $             6.26
                                                     ==================  ==================  ==================  ==================

(1)  Cost of investments:                           $          289,857  $        1,283,212  $       12,428,108  $        1,736,080
     Shares of investments:                                     31,577             124,746           1,038,336              80,744




    OPPENHEIMER
       GLOBAL           PBHG INSURANCE
     SECURITIES        SERIES LARGE CAP
     FUND/VA           GROWTH PORTFOLIO
 ------------------  -------------------



$        2,578,424  $           839,104


 ------------------  -------------------

         2,578,424              839,104
 ------------------  -------------------




               300                  111
 ------------------  -------------------

               300                  111
 ------------------  -------------------

$        2,578,124  $           838,993
 ==================  ===================


$        2,578,124  $           838,993
 ==================  ===================


           351,773              141,500

$             7.33  $              5.93
 ==================  ===================

$        2,658,918  $           987,219
           145,674               67,452



The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                         SAFECO RST            SCHWAB           SCHWAB MONEY
                                                                      EQUITY PORTFOLIO       MARKETTRACK      MARKET PORTFOLIO
                                                    PIMCO VIT HIGH                        GROWTH PORTFOLIO
                                                    YIELD PORTFOLIO                             II
                                                   ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)              $          289,713 $          241,833  $        2,000,066  $       68,928,952
     Investment income due and accrued                         1,657              3,092                                 159,280
     Purchase payments receivable                                                                    35,459             496,553
                                                   ------------------ ------------------  ------------------  ------------------

        Total assets                                         291,370            244,925           2,035,525          69,584,785
                                                   ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                      38                 33                 262              84,989
                                                   ------------------ ------------------  ------------------  ------------------

        Total liabilities                                         38                 33                 262              84,989
                                                   ------------------ ------------------  ------------------  ------------------

NET ASSETS                                        $          291,332 $          244,892  $        2,035,263  $       69,499,796
                                                   ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                           $          291,332 $          244,892  $        2,035,263  $       69,499,796
                                                   ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                26,848             35,224             256,089           6,803,554

UNIT VALUE (ACCUMULATION)                         $            10.85 $             6.95  $             7.95  $            10.22
                                                   ================== ==================  ==================  ==================

(1)  Cost of investments:                         $          288,526 $          266,957  $        2,190,857  $       68,928,952
     Shares of investments:                                   40,406             13,383             186,053          68,928,952



                         STRONG VIF
    SCHWAB S&P 500      MID-CAP GROWTH
     PORTFOLIO           FUND II
  ------------------  -----------------



 $       10,488,569  $       1,016,399

            303,376
  ------------------  -----------------

         10,791,945          1,016,399
  ------------------  -----------------




              1,357                133
  ------------------  -----------------

              1,357                133
  ------------------  -----------------

 $       10,790,588  $       1,016,266
  ==================  =================


 $       10,790,588  $       1,016,266
  ==================  =================


          1,518,278            203,997

 $             7.11  $            4.98
  ==================  =================

 $       12,021,264  $       1,283,722
            828,481             99,355



The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                       STRONG VIF        ZURICH SCUDDER      ZURICH SCUDDER        TOTAL SCHWAB
                                                    OPPORTUNITY FUND      SVS I CAPITAL     SVS II SMALL CAP    SIGNATURE ANNUITY
                                                           II           GROWTH PORTFOLIO    GROWTH PORTFOLIO
                                                    ------------------  ------------------  ------------------  -------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)               $        2,275,898  $          364,434  $          280,191  $       144,540,539
     Investment income due and accrued                                                                                     355,459
     Purchase payments receivable                                                                       1,381              836,769
                                                    ------------------  ------------------  ------------------  -------------------

        Total assets                                        2,275,898             364,434             281,572          145,732,767
                                                    ------------------  ------------------  ------------------  -------------------

LIABILITIES:
     Redemptions payable                                                                                                   938,624
     Due to Great-West Life & Annuity Insurance
     Company                                                      293                  47                  35               94,761
                                                    ------------------  ------------------  ------------------  -------------------

        Total liabilities                                         293                  47                  35            1,033,385
                                                    ------------------  ------------------  ------------------  -------------------

NET ASSETS                                         $        2,275,605  $          364,387  $          281,537  $       144,699,382
                                                    ==================  ==================  ==================  ===================

NET ASSETS REPRESENTED BY:
     Accumulation units                            $        2,275,605  $          364,387  $          281,537  $       144,699,382
                                                    ==================  ==================  ==================  ===================


ACCUMULATION UNITS OUTSTANDING                                329,449              59,231              49,717

UNIT VALUE (ACCUMULATION)                          $             6.91  $             6.15  $             5.66
                                                    ==================  ==================  ==================

(1)  Cost of investments:                          $        2,828,890  $          430,446  $          298,886  $       148,944,523
     Shares of investments:                                   164,088              31,553              32,848


The accompanying notes are an integral part of these financial statements.                                              (Concluded)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                             ALGER AMERICAN      AMERICAN CENTURY
                                                             GROWTH PORTFOLIO     VP INTERNATIONAL
                                                                                   PORTFOLIO         BARON CAPITAL
                                                                                                      ASSET FUND
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $           16,269  $           80,953  $

EXPENSES:
    Mortality and expense risk                                        322,046              80,699             142,000
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                        (305,777)                 254           (142,000)
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                  (19,597,722)         (1,672,830)               5,654
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                     (19,597,722)         (1,672,830)               5,654
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               3,941,433            (95,507)         (2,897,801)
                                                            ------------------  ------------------  ------------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $     (15,962,066)  $      (1,768,083)  $      (3,034,147)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                          0.40%               0.85%
                                                            ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          0.24%               0.09%
                                                            ==================  ==================


                       DEUTSCHE ASSET       DEUTSCHE ASSET
    BERGER IPT-SMALL     MANAGEMENT VIT     MANAGEMENT VIT
    COMPANY GROWTH        EAFE EQUITY       SMALL CAP INDEX
       FUND               INDEX FUND            FUND
 ------------------  ------------------  ------------------



$                   $           59,296  $           64,323


           137,541              37,646              83,709
 ------------------  ------------------  ------------------

         (137,541)              21,650            (19,386)
 ------------------  ------------------  ------------------


      (15,336,078)           (896,019)         (1,201,912)
                 0                   0               4,829
 ------------------  ------------------  ------------------

      (15,336,078)           (896,019)         (1,197,083)
 ------------------  ------------------  ------------------


         3,731,150           (120,717)         (1,243,374)
 ------------------  ------------------  ------------------


$     (11,742,469)  $        (995,086)  $      (2,459,843)
 ==================  ==================  ==================


                                 1.34%               0.65%
                     ==================  ==================

                                                     0.89%
                                         ==================


The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        FEDERATED
                                                               DREYFUS VIF         DREYFUS VIF       AMERICAN LEADERS
                                                              APPRECIATION       GROWTH & INCOME         FUND II
                                                                PORTFOLIO           PORTFOLIO
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $          103,957  $           27,191  $          248,675

EXPENSES:
    Mortality and expense risk                                        113,044              40,714             186,476
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                          (9,087)            (13,523)              62,199
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                   (2,020,133)           (890,971)         (1,477,290)
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                      (2,020,133)           (890,971)         (1,477,290)
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               (700,255)           (673,621)         (3,858,399)
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $      (2,729,475)  $      (1,578,115)  $      (5,273,490)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                          0.77%               0.57%               1.13%
                                                            ==================  ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          1.11%               0.55%               1.29%
                                                            ==================  ==================  ==================


   FEDERATED FUND                          INVESCO VIF-CORE
     FOR U.S.                              EQUITY INCOME
    GOVERNMENT           FEDERATED             FUND
   SECURITIES II      UTILITY FUND II
 ------------------  ------------------  ------------------



$        2,323,950  $          120,741  $          355,680


           590,789              18,161             239,500
 ------------------  ------------------  ------------------

         1,733,161             102,580             116,180
 ------------------  ------------------  ------------------


         2,207,252           (830,706)         (2,692,743)

 ------------------  ------------------  ------------------

         2,207,252           (830,706)         (2,692,743)
 ------------------  ------------------  ------------------


         1,473,653              57,301         (3,901,492)
 ------------------  ------------------  ------------------


$        5,414,066  $        (670,825)  $      (6,478,055)
 ==================  ==================  ==================


             3.34%               5.66%               1.26%
 ==================  ==================  ==================

             3.64%               3.32%               1.07%
 ==================  ==================  ==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                             INVESCO VIF-HIGH                          JANUS ASPEN
                                                               YIELD FUND            INVESCO         SERIES FLEXIBLE
                                                                                 VIF-TECHNOLOGY      INCOME PORTFOLIO
                                                                                      FUND
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $        1,624,094  $                   $        1,937,827

EXPENSES:
    Mortality and expense risk                                        120,789              66,309             333,620
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                        1,503,305            (66,309)           1,604,207
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                   (4,571,781)        (12,048,737)             838,751
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                      (4,571,781)        (12,048,737)             838,751
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               2,657,943           6,823,853           1,228,642
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $        (410,533)  $      (5,291,193)  $        3,671,600
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                         11.42%                                   4.94%
                                                            ==================                      ==================

INVESTMENT INCOME RATIO (2001)                                          8.72%                                   6.24%
                                                            ==================                      ==================



-----------------------------------------------------------

                        JANUS ASPEN         JANUS ASPEN
    JANUS ASPEN           SERIES          SERIES WORLDWIDE
    SERIES GROWTH       INTERNATIONAL     GROWTH PORTFOLIO
     PORTFOLIO       GROWTH PORTFOLIO
 ------------------  ------------------  ------------------



$                   $          145,555  $          406,495


           334,222             158,011             424,045
 ------------------  ------------------  ------------------

         (334,222)            (12,456)            (17,550)
 ------------------  ------------------  ------------------


      (14,339,126)         (2,825,845)        (24,983,336)

 ------------------  ------------------  ------------------

      (14,339,126)         (2,825,845)        (24,983,336)
 ------------------  ------------------  ------------------


         1,926,393         (1,463,560)          10,581,445
 ------------------  ------------------  ------------------


$     (12,746,955)  $      (4,301,861)  $     (14,419,441)
 ==================  ==================  ==================


                                 0.79%               0.82%
                     ==================  ==================

             0.07%               1.00%               0.45%
 ==================  ==================  ==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   PRUDENTIAL          SAFECO RST
                                                               MONTGOMERY          SERIES FUND       EQUITY PORTFOLIO
                                                             VARIABLE SERIES     EQUITY CLASS II
                                                               GROWTH FUND          PORTFOLIO
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $                   $            2,369  $           62,136

EXPENSES:
    Mortality and expense risk                                         27,196               4,541              63,116
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                         (27,196)             (2,172)               (980)
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares                          (3,485,502)            (92,811)         (2,397,745)
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized loss                                             (3,485,502)            (92,811)         (2,397,745)
                                                            ------------------  ------------------  ------------------

    Change in net unrealized depreciation
       on investments                                               2,412,713            (35,123)             (9,591)
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $      (1,099,985)  $        (130,106)  $      (2,408,316)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                                              0.44%               0.84%
                                                                                ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          4.88%               0.49%               0.71%
                                                            ==================  ==================  ==================



    SAFECO RST            SCHWAB           SCHWAB MONEY
      GROWTH            MARKETTRACK       MARKET PORTFOLIO
   OPPORTUNITIES      GROWTH PORTFOLIO
     PORTFOLIO              II
 ------------------  ------------------  ------------------



$                   $          193,716  $        1,990,269


            86,844             101,917           1,287,507
 ------------------  ------------------  ------------------

          (86,844)              91,799             702,762
 ------------------  ------------------  ------------------


       (2,481,640)         (1,554,721)
            47,573              36,622
 ------------------  ------------------  ------------------

       (2,434,067)         (1,518,099)
 ------------------  ------------------  ------------------


       (2,994,269)           (778,813)
 ------------------  ------------------  ------------------


$      (5,515,180)  $      (2,205,113)  $          702,762
 ==================  ==================  ==================


                                 1.62%               1.31%
                     ==================  ==================

                                 2.60%               3.60%
                     ==================  ==================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                             SCHWAB S&P                                             ZURICH
                                                             500 PORTFOLIO                         UNIVERSAL        SCUDDER
                                                                                                 INSTITUTIONAL       SVS I
                                                                                                FUND U.S. REAL      CAPITAL
                                                                            STRONG MULTI CAP    ESTATE PORTFOLIO    GROWTH
                                                                             VALUE FUND II                        PORTFOLIO
                                                            -------------- ------------------- ------------------ ------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $    1,039,028 $            53,046 $          404,835 $      9,116

EXPENSES:
    Mortality and expense risk                                    776,288             122,030            111,381       23,150
                                                            -------------- ------------------- ------------------ ------------

NET INVESTMENT INCOME (LOSS)                                      262,740            (68,984)            293,454     (14,034)
                                                            -------------- ------------------- ------------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares              (10,366,367)         (2,643,359)             64,503  (1,023,792)
    Realized gain distributions                                                       646,340            310,367
                                                            -------------- ------------------- ------------------ ------------

    Net realized gain (loss)                                 (10,366,367)         (1,997,019)            374,870 0(1,023,792)
                                                            -------------- ------------------- ------------------ ------------

    Change in net unrealized depreciation
       on investments                                        (14,849,893)         (2,092,801)        (1,229,953)       47,088
                                                            -------------- ------------------- ------------------ ------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $ (24,953,520) $       (4,158,804) $        (561,629) $  (990,738)
                                                            ============== =================== ================== ============


INVESTMENT INCOME RATIO (2002)                                      1.14%               0.37%              3.09%        0.33%
                                                            ============== =================== ================== ============

INVESTMENT INCOME RATIO (2001)                                      1.01%                                  3.71%        0.37%
                                                            ==============                     ================== ============


                ZURICH
             CUDDER SVS I
               GROWTH &
                INCOME
              PORTFOLIO        TOTAL SCHWAB
           S                 SELECT ANNUITY
            ---------------  ------------------



           $        19,075  $       11,288,596


                    16,425           6,049,716
            ---------------  ------------------

                     2,650           5,238,880
            ---------------  ------------------


                 (413,324)       (126,728,330)
                                     1,045,731
            ---------------  ------------------
           0
           0     (413,324)       (125,682,599)
            ---------------  ------------------
           0
           0
                 (129,416)         (2,192,971)
            ---------------  ------------------
           0

           $     (540,090)  $    (122,636,690)
            ===============  ==================


                     0.99%
            ===============

                     1.26%
            ===============


The accompanying notes are an integral part of these financial statements.                                             (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                              ALGER AMERICAN      ALGER AMERICAN
                                                            BALANCED PORTFOLIO   GROWTH PORTFOLIO
                                                                                                        ALLIANCE VP
                                                                                                      GROWTH & INCOME
                                                                                                         PORTFOLIO
                                                            -------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
  Dividends                                                $            13,802  $              767  $           16,396

EXPENSES:
  Mortality and expense risk                                             7,808              11,751              16,887
                                                            -------------------  ------------------  ------------------

NET INVESTMENT GAIN  (LOSS)                                              5,994            (10,984)               (491)
                                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares                         (18,992)           (295,950)           (204,080)
  Realized gain distributions
                                                            -------------------  ------------------  ------------------

  Net realized gain (loss)                                            (18,992)           (295,950)           (119,814)
                                                            -------------------  ------------------  ------------------

  Change in net unrealized depreciation
     on investments                                                  (103,158)           (410,083)           (550,957)
                                                            -------------------  ------------------  ------------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                $         (116,156)  $        (717,017)  $        (671,262)
                                                            ===================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                           1.22%               0.04%               0.66%
                                                            ===================  ==================  ==================



------------------------------------------------------------
    ALLIANCE VP          ALLIANCE
 GROWTH PORTFOLIO      BERNSTEIN VP          ALLIANCE
                        REAL ESTATE        BERNSTEIN VP
                        INVESTMENT        UTILITY INCOME
                         PORTFOLIO           PORTFOLIO
 ------------------  ------------------  ------------------



$                   $           60,168  $


             1,187              16,856                  28
 ------------------  ------------------  ------------------

           (1,187)              43,312                (28)
 ------------------  ------------------  ------------------


          (19,676)              53,549               (440)

 ------------------  ------------------  ------------------

          (19,676)              53,549               (440)
 ------------------  ------------------  ------------------


          (40,072)           (200,352)                (89)
 ------------------  ------------------  ------------------


$         (60,935)  $        (103,491)  $            (557)
 ==================  ==================  ==================


                                 2.38%
                     ==================


The accompanying notes are an integral part of these financial statements.                                               (Continued)





VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------

                                                             AMERICAN CENTURY    AMERICAN CENTURY    BERGER IPT-LARGE
                                                               VP INCOME &       VP INTERNATIONAL     CAP GROWTH FUND
                                                                GROWTH IV            PORTFOLIO
                                                                PORTFOLIO
                                                            -------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
  Dividends                                                $             2,165  $            6,814  $            3,950

EXPENSES:
  Mortality and expense risk                                             2,312              12,187               1,184
                                                            -------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                             (147)             (5,373)               2,766
                                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares                         (44,823)             192,385            (58,573)
  Realized gain distributions
                                                            -------------------  ------------------  ------------------

  Net realized gain (loss)                                            (44,823)             192,385            (58,573)
                                                            -------------------  ------------------  ------------------

  Change in net unrealized depreciation
     on investments                                                   (21,623)            (44,358)            (20,423)
                                                            -------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $          (66,593)  $          142,654  $         (76,230)
                                                            ===================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                           0.64%               0.36%               2.27%
                                                            ===================  ==================  ==================

INVESTMENT INCOME RATIO (2001)                                                                                   2.59%
                                                                                                     ==================




-----------------------------------------------------------

 BERGER IPT-SMALL      DELAWARE GPF       DEUTSCHE ASSET
  COMPANY GROWTH       PREMIUM SMALL      MANAGEMENT VIT
       FUND          CAP VALUE SERIES       EAFE EQUITY
                                            INDEX FUND
 ------------------  ------------------  ------------------



$                   $            8,596  $           19,694


             6,092              18,536               7,896
 ------------------  ------------------  ------------------

           (6,092)             (9,940)              11,798
 ------------------  ------------------  ------------------


         (469,799)            (10,250)                 957
                                19,672
 ------------------  ------------------  ------------------

         (469,799)               9,422                 957
 ------------------  ------------------  ------------------


         (101,403)           (402,832)            (17,364)
 ------------------  ------------------  ------------------


$        (577,294)  $        (403,350)  $          (4,609)
 ==================  ==================  ==================


                                 0.31%               1.65%
                     ==================    ==================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                              DEUTSCHE ASSET
                                                              MANAGEMENT VIT        DREYFUS VIF          DREYFUS VIF
                                                              SMALL CAP INDEX     GROWTH & INCOME         SMALL CAP
                                                                   FUND              PORTFOLIO            PORTFOLIO
                                                             ------------------  -------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
     Dividends                                              $           11,407  $             3,858  $              694

EXPENSES:
     Mortality and expense risk                                          9,494                3,636              10,593
                                                             ------------------  -------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                             1,913                  222             (9,899)
                                                             ------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                     (356,868)             (38,769)           (432,657)
     Realized gain distributions                                           856
                                                             ------------------  -------------------  ------------------

     Net realized gain (loss)                                        (356,012)             (38,769)           (432,657)
                                                             ------------------  -------------------  ------------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                (19,362)            (119,817)                 312
                                                             ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                              $        (373,461)  $         (158,364)  $        (442,244)
                                                             ==================  ===================  ==================


INVESTMENT INCOME RATIO (2002)                                           0.81%                0.72%               0.04%
                                                             ==================  ===================  ==================

INVESTMENT INCOME RATIO (2001)                                           2.38%                0.79%               0.79%
                                                             ==================  ===================  ==================


                        FEDERATED FUND
      FEDERATED             FOR US
    INTERNATIONAL         GOVERNMENT        INVESCO VIF-HIGH
    EQUITY FUND II       SECURITIES II         YIELD FUND
  -------------------  ------------------  -------------------



 $                    $           10,668  $           191,430


               7,203              33,427                8,651
  -------------------  ------------------  -------------------

             (7,203)            (22,759)              182,779
  -------------------  ------------------  -------------------


             568,165             225,377             (71,035)

  -------------------  ------------------  -------------------

             568,165             225,377             (71,035)
  -------------------  ------------------  -------------------


               3,927             169,256             (88,252)
  -------------------  ------------------  -------------------


 $           564,889  $          371,874  $            23,492
  ===================  ==================  ===================


                                   0.18%               14.81%
                       ==================  ===================

                                                       54.81%
                                           ===================




The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    J.P. MORGAN         JANUS ASPEN
                                                                  INVESCO         SERIES TRUST II     SERIES FLEXIBLE
                                                              VIF-TECHNOLOGY       SMALL COMPANY     INCOME PORTFOLIO
                                                                   FUND                FUND
                                                             ------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                               $                   $            3,357  $          455,264

EXPENSES:
    Mortality and expense risk                                           1,761              10,327              61,334
                                                             ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                           (1,761)             (6,970)             393,930
                                                             ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                      (150,174)           (326,403)              68,566
    Realized gain distributions
                                                             ------------------  ------------------  ------------------

    Net realized gain (loss)                                         (150,174)           (326,403)              68,566
                                                             ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                                 (24,856)            (73,263)             444,767
                                                             ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                               $        (176,791)  $        (406,636)  $          907,263
                                                             ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                                               0.22%               5.03%
                                                                                 ==================  ==================

INVESTMENT INCOME RATIO (2001)                                                                                  11.03%
                                                                                                     ==================



   JANUS ASPEN         OPPENHEIMER       PBHG INSURANCE
SERIES WORLDWIDE         GLOBAL         SERIES LARGE CAP
GROWTH PORTFOLIO       SECURITIES       BROWTH PORTFOLIO
                         FUND/VA
------------------  ------------------  ------------------



$          17,179  $            6,062  $


           17,235              11,807               3,143
------------------  ------------------  ------------------

             (56)             (5,745)             (3,143)
------------------  ------------------  ------------------


        (223,834)           (334,851)            (48,700)

------------------  ------------------  ------------------

        (223,834)           (334,851)            (48,700)
------------------  ------------------  ------------------


         (83,139)            (88,077)           (100,683)
------------------  ------------------  ------------------


$       (307,029)  $        (428,673)  $        (152,526)
==================  ==================  ==================


            0.65%               0.35%
==================  ==================

            0.57%
==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         SAFECO RST
                                                                    PIMCO VIT HIGH    EQUITY PORTFOLIO    SCHWAB MARKETTRACK
                                                                    YIELD PORTFOLIO                       GROWTH PORTFOLIO II
                                                                   ------------------ ------------------ ----------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
     Dividends                                                    $            2,933 $            3,092 $               32,455

EXPENSES:
     Mortality and expense risk                                                  241              1,293                  8,449
                                                                   ------------------ ------------------ ----------------------

NET INVESTMENT INCOME (LOSS)                                                   2,692              1,799                 24,006
                                                                   ------------------ ------------------ ----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                               4,642           (41,008)               (29,193)
     Realized gain distributions                                                                                         6,136
                                                                   ------------------ ------------------ ----------------------

     Net realized gain (loss)                                                  4,642           (41,008)               (23,057)
                                                                   ------------------ ------------------ ----------------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                         1,187           (28,186)              (202,464)
                                                                   ------------------ ------------------ ----------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                    $            8,521 $         (67,395) $            (201,515)
                                                                   ================== ================== ======================


INVESTMENT INCOME RATIO (2002)                                                 2.03%              1.67%                  2.59%
                                                                   ================== ================== ======================

INVESTMENT INCOME RATIO (2001)                                                                    3.66%                  8.57%
                                                                                      ================== ======================




   SCHWAB MONEY                          STRONG VIF
 MARKET PORTFOLIO    SCHWAB S&P 500    MID-CAP GROWTH
                      PORTFOLIO          FUND II
 ------------------ ----------------- -----------------



$          477,103 $         144,098 $


           252,140            57,484             5,924
 ------------------ ----------------- -----------------

           224,963            86,614           (5,924)
 ------------------ ----------------- -----------------


                           (738,100)         (135,806)

 ------------------ ----------------- -----------------

                           (738,100)         (135,806)
 ------------------ ----------------- -----------------


                         (1,527,207)         (284,018)
 ------------------ ----------------- -----------------


$          224,963 $     (2,178,693) $       (425,748)
 ================== ================= =================


             1.28%             1.69%
 ================== =================

             2.50%             3.57%
 ================== =================


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                                 STRONG VIF        ZURICH SCUDDER       ZURICH SCUDDER
                                                               PPORTUNITY FUND      SVS I CAPITAL      SVS II SMALL CAP
                                                                     II           GROWTH PORTFOLIO     GROWTH PORTFOLIO
                                                              ------------------  ------------------  -------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
   Dividends                                                 $           10,697  $            1,421  $

EXPENSES:
   Mortality and expense risk                                            14,990               2,464                1,794
                                                              ------------------  ------------------  -------------------

NET INVESTMENT INCOME (LOSS)                                            (4,293)             (1,043)              (1,794)
                                                              ------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized loss on sale of fund shares                               (417,109)            (63,674)             (75,106)
   Realized gain distributions                                           50,698                   0                    0
                                                              ------------------  ------------------  -------------------

   Net realized loss                                                  (366,411)            (63,674)             (75,106)
                                                              ------------------  ------------------  -------------------

   Change in net unrealized depreciation on investments               (396,293)            (83,490)             (18,410)
                                                              ------------------  ------------------  -------------------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $        (766,997)  $        (148,207)  $          (95,310)
                                                              ==================  ==================  ===================


INVESTMENT INCOME RATIO (2002)                                            0.48%               0.39%
                                                              ==================  ==================

INVESTMENT INCOME RATIO (2001)                                            1.19%
                                                              ==================



-----------------------


     TOTAL SCHWAB
   SIGNATURE ANNUITY
 ----------------------



$            1,504,070


               626,114
 ----------------------

               877,956
 ----------------------


           (3,492,229)
               161,628
 ----------------------

           (3,330,601)
 ----------------------

           (4,430,782)
 ----------------------


$          (6,883,427)
 ======================




The accompanying notes are an integral part of these financial statements.                                              (Concluded)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                      ALGER AMERICAN GROWTH PORTFOLIO
                                               -----------------------------------------------
                                                           2002                   2001
                                               -----------------------------------------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)              $                   (305,777)$        (349,413)
    Net realized gain (loss)                                   (19,597,722)           656,618
    Change in net unrealized appreciation
       (depreciation) on investments                              3,941,433       (9,217,991)
                                               -----------------------------------------------

    Increase (decrease) in net assets
    resulting
       from operations                                         (15,962,066)       (8,910,786)
                                               -----------------------------------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               644,496         2,283,820
    Redemptions                                                 (4,476,706)       (4,214,943)
    Transfers between subaccounts, net                          (6,914,152)       (1,544,364)
    Contract maintenance charges                                   (10,201)          (10,712)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                                  302
                                               -----------------------------------------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                   (10,756,261)       (3,486,199)
                                               -----------------------------------------------

    Total increase (decrease) in net assets                    (26,718,327)      (12,396,985)

NET ASSETS:
    Beginning of period                                          52,489,441        64,886,426
                                               -----------------------------------------------

    End of period                             $                  25,771,114$       52,489,441
                                               ===============================================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 765,483
                                                                                    501,506
    Units redeemed                                           (1,511,969)
                                                                                   (732,453)
                                               -----------------------------------------------

    Net increase (decrease)                                       (746,486)         (230,947)
                                               ===============================================



  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO                     BARON CAPITAL ASSET FUND
------------------------------------------------            --------------------------------------
          2002                       2001                           2002               2001
--------------------------     -----------------            --------------------------------------





$                     254     $        (99,824)            $           (142,000)$        (85,391)
              (1,672,830)           (5,033,780)                            5,654         (41,925)

                 (95,507)               455,225                      (2,897,801)        1,167,627
--------------------------     -----------------            --------------------------------------



              (1,768,083)           (4,678,379)                      (3,034,147)        1,040,311
--------------------------     -----------------            --------------------------------------


                  226,852               478,965                          446,691          453,451
              (1,275,757)           (4,984,862)                      (1,735,255)        (378,862)
                (141,256)             3,777,088                        7,724,426        4,630,875
                  (1,598)               (1,323)                          (2,672)          (1,244)



--------------------------     -----------------            --------------------------------------



              (1,191,759)             (730,132)                        6,433,190        4,704,220
--------------------------     -----------------            --------------------------------------

              (2,959,842)           (5,408,511)                        3,399,043        5,744,531


               10,364,002            15,772,513                       12,953,897        7,209,366
--------------------------     -----------------            --------------------------------------

$               7,404,160     $      10,364,002            $          16,352,940$      12,953,897
==========================     =================            ======================================



              5,265,640               3,850,421                        1,230,858          658,471

            (5,337,614)              (3,902,282)                        (719,300)        (256,608)
--------------------------     -----------------            --------------------------------------

                 (71,974)              (51,861)                          511,558          401,863
==========================     =================            ======================================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                BERGER IPT-SMALL COMPANY GROWTH FUND    DEUTSCHE ASSET MANAGEMENT VIT EAFE
                                                                                                EQUITY INDEX FUND
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                ---------------------- --------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            (137,541) $    (278,041)  $                21,650 $     (32,195)
    Net realized gain (loss)                             (15,336,078)   (10,712,015)                (896,019)      (791,730)
    Change in net unrealized appreciation
       (depreciation) on investments                        3,731,150    (4,833,268)                (120,717)         33,019
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (11,742,469)   (15,823,324)                (995,086)      (790,906)
                                                ---------------------- --------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         332,710      1,669,350                  158,137        890,043
    Redemptions                                           (2,093,037)    (2,386,143)                (841,650)    (4,591,856)
    Transfers between subaccounts, net                    (5,192,175)    (1,866,079)                1,031,610      5,975,994
    Contract maintenance charges                              (4,982)        (6,001)                    (435)          (245)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (6,957,484)    (2,588,873)                  347,662      2,273,936
                                                ---------------------- --------------  ----------------------- --------------

    Total increase (decrease) in net assets              (18,699,953)   (18,412,197)                (647,424)      1,483,030

NET ASSETS:
    Beginning of period                                    27,440,485     45,852,682                4,365,682      2,882,652
                                                ---------------------- --------------  ----------------------- --------------

    End of period                              $            8,740,532 $   27,440,485  $             3,718,258 $    4,365,682
                                                ====================== ==============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                              212,138       645,174                 6,495,991       5,161,076
    Units redeemed
                                                            (836,759)      (818,943)               (6,439,658)     (4,862,161)
                                                ---------------------- --------------  ----------------------- --------------

    Net increase (decrease)                                 (624,621)      (173,769)                   56,333        298,915
                                                ====================== ==============  ======================= ==============



  DEUTSCHE ASSET MANAGEMENT VIT SMALL
           CAP INDEX FUND
 --------------------------------------
          2002               2001
 --------------------------------------





$              (19,386)$         2,362
            (1,197,083)        125,717

            (1,243,374)       (50,491)
 --------------------------------------



            (2,459,843)         77,588
 --------------------------------------


                249,181        981,792
            (1,612,246)      (475,341)
              2,567,852      3,738,699
                  (998)          (542)



 --------------------------------------



              1,203,789      4,244,608
 --------------------------------------

            (1,256,054)      4,322,196


              9,483,881      5,161,685
 --------------------------------------

$             8,227,827$     9,483,881
 ======================================



               763,301         553,534

              (676,967)       (174,784)
 --------------------------------------

                 86,334        378,750
 ======================================



The accompanying notes are an integral part of these financial statements.                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 DREYFUS VIF APPRECIATION PORTFOLIO    DREYFUS VIF GROWTH & INCOME PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                (9,087)$      15,291  $               (13,523) $    (14,762)
    Net realized loss                                       (2,020,133)    (210,413)                 (890,971)     (772,908)
    Change in net unrealized depreciation
       on investments                                         (700,255)    (243,659)                 (673,621)      (15,293)
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                      (2,729,475)    (438,781)               (1,578,115)     (802,963)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           307,936    1,009,675                   199,678       345,800
    Redemptions                                            (24,748,055)    (423,950)                 (655,096)     (615,284)
    Transfers between subaccounts, net                       27,600,002    3,056,332               (2,009,187)     5,799,082
    Contract maintenance charges                                (1,312)        (756)                     (702)         (441)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                                                                     695
                                                -------------------------------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                  3,158,571    3,641,301               (2,464,612)     5,529,157
                                                -------------------------------------  ------------------------ -------------

    Total increase (decrease) in net assets                     429,096    3,202,520               (4,042,727)     4,726,194

NET ASSETS:
    Beginning of period                                       7,986,639    4,784,119                 7,440,442     2,714,248
                                                -------------------------------------  ------------------------ -------------

    End of period                              $              8,415,735$   7,986,639  $              3,397,715 $   7,440,442
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
     Units issued
                                                              24,712,370     581,619                  246,570         902,725
     Units redeemed
                                                             (24,469,382)   (175,430)                (544,930)       (389,359)
                                                -------------------------------------  ------------------------ -------------

    Net increase (decrease)                                     242,988      406,189                 (298,360)       513,366
                                                =====================================  ======================== =============




  FEDERATED AMERICAN LEADERS FUND II
 --------------------------------------
          2002               2001
 --------------------------------------





$                62,199$        99,575
            (1,477,290)      (244,451)
                                     0
            (3,858,399)    (1,072,627)
 --------------------------------------


            (5,273,490)    (1,217,503)
 --------------------------------------


                431,610      1,329,845
            (2,454,570)    (1,282,349)
              1,108,513      4,675,786
                (3,289)        (2,819)


                  6,194
 --------------------------------------



              (911,542)      4,720,463
 --------------------------------------

            (6,185,032)      3,502,960


             24,282,986     20,780,026
 --------------------------------------

$            18,097,954$    24,282,986
 ======================================



               365,463         603,067

              (452,179)       (323,332)
 --------------------------------------

               (86,716)        279,735
 ======================================


The accompanying notes are an integral part of these financial statements.                                        (Continued)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                           SECURITIES II                     FEDERATED UTILITY FUND II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002                2001
                                                ---------------------- --------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                      $            1,733,161 $    1,424,040  $                102,580 $      75,649  $
    Net realized gain (loss)                                2,207,252        871,150                 (830,706)     (481,924)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,473,653        465,334                    57,301      (67,654)
                                                ---------------------- --------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting
       from operations                                      5,414,066      2,760,524                 (670,825)     (473,929)
                                                ---------------------- --------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                       1,052,466      4,636,168                    62,688       101,287
    Redemptions                                          (10,099,142)    (4,882,852)                 (231,091)     (304,911)
    Transfers between subaccounts, net                     20,653,682     17,039,710                  (50,844)      (47,356)
    Contract maintenance charges                              (4,960)        (2,642)                     (403)         (518)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                               11,602,046     16,790,384                 (219,650)     (251,498)
                                                ---------------------- --------------  ------------------------ -------------

    Total increase (decrease) in net assets                17,016,112     19,550,908                 (890,475)     (725,427)

NET ASSETS:
    Beginning of period                                    58,968,335     39,417,427                 2,614,897     3,340,324
                                                ---------------------- --------------  ------------------------ -------------

    End of period                              $           75,984,447 $   58,968,335  $              1,724,422 $   2,614,897  $
                                                ====================== ==============  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                            3,210,872      2,832,846                    155,061      136,184
    Units redeemed
                                                           (2,351,516)    (1,530,265)                  (185,005)    (158,314)
                                                ---------------------- --------------  ------------------------ -------------

    Net increase (decrease)                                   859,356      1,302,581                  (29,944)      (22,130)
                                                ====================== ==============  ======================== =============


 INVESCO VIF-CORE EQUITY INCOME FUND
--------------------------------------
         2002               2001
--------------------------------------





               116,180$        81,085
           (2,692,743)      (172,324)

           (3,901,492)    (3,813,771)
--------------------------------------



           (6,478,055)    (3,905,010)
--------------------------------------


               556,743      1,725,980
           (3,815,569)    (2,037,523)
           (5,199,729)      3,041,653
               (4,254)        (3,863)


                 3,814
--------------------------------------



           (8,458,995)      2,726,247
--------------------------------------

          (14,937,050)    (1,178,763)


            35,560,265     36,739,028
--------------------------------------

            20,623,215$    35,560,265
======================================



             260,849          471,170

            (867,467)        (323,680)
--------------------------------------

             (606,618)        147,490
======================================





The accompanying notes are an integral part of these financial statements.                                    (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------



                                                    INVESCO VIF-HIGH YIELD FUND             INVESCO VIF-TECHNOLOGY FUND
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                2002                2001
                                                ---------------------- --------------  ---------------------- ---------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            1,503,305 $    1,706,287  $             (66,309) $     (127,335)
    Net realized gain (loss)                              (4,571,781)    (3,573,696)            (12,048,737)    (12,090,981)
    Change in net unrealized appreciation                                          0
       (depreciation) on investments                        2,657,943    (1,421,593)               6,823,853       1,345,192
                                                ---------------------- --------------  ---------------------- ---------------

    Increase (decrease) in net assets
    resulting
       from operations                                      (410,533)    (3,289,002)             (5,291,193)    (10,873,124)
                                                ---------------------- --------------  ---------------------- ---------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         181,545      1,137,198                 138,781         620,110
    Redemptions                                           (1,580,496)    (2,155,492)               (898,236)       (748,944)
    Transfers between subaccounts, net                      (614,674)      (280,813)             (1,613,856)       (255,988)
    Contract maintenance charges                              (1,695)        (1,910)                 (3,659)         (3,956)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ---------------------- ---------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (2,015,320)    (1,301,017)             (2,376,970)       (388,778)
                                                ---------------------- --------------  ---------------------- ---------------

    Total increase (decrease) in net assets               (2,425,853)    (4,590,019)             (7,668,163)    (11,261,902)

NET ASSETS:
    Beginning of period                                    17,491,104     22,081,123              12,784,934      24,046,836
                                                ---------------------- --------------  ---------------------- ---------------

    End of period                              $           15,065,251 $   17,491,104  $            5,116,771 $    12,784,934
                                                ====================== ==============  ====================== ===============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                            1,032,093     1,309,595                1,851,289       1,817,655
    Units redeemed
                                                           (1,248,271)    (1,426,295)             (2,874,734)     (1,860,770)
                                                ---------------------- --------------  ---------------------- ---------------

    Net increase (decrease)                                 (216,178)      (116,700)             (1,023,445)        (43,115)
                                                ====================== ==============  ====================== ===============



  JANUS ASPEN SERIES FLEXIBLE INCOME
               PORTFOLIO
 --------------------------------------
         2002                2001
 ---------------------- ---------------





$            1,604,207 $     1,356,354
               838,751         308,644
                                     0
             1,228,642       (182,712)
 ---------------------- ---------------



             3,671,600       1,482,286
 ---------------------- ---------------


               883,571       2,083,736
           (6,130,979)     (2,651,284)
            13,886,960      14,156,848
               (3,040)         (1,399)



 ---------------------- ---------------



             8,636,512      13,587,901
 ---------------------- ---------------

            12,308,112      15,070,187


            32,113,311      17,043,124
 ---------------------- ---------------

$           44,421,423 $    32,113,311
 ====================== ===============



             3,073,446       1,909,388

            (2,320,292)      (668,129)
 ---------------------- ---------------

               753,154       1,241,259
 ====================== ===============



The accompanying notes are an integral part of these financial
statements.                                                                                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                JANUS ASPEN SERIES GROWTH PORTFOLIO      JANUS ASPEN SERIES INTERNATIONAL
                                                                                                 GROWTH PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                -------------------------------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            (334,222)$     (532,715)  $              (12,456) $       38,611
    Net realized loss                                    (14,339,126)    (7,841,142)              (2,825,845)    (9,407,402)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,926,393   (13,161,098)              (1,463,560)      2,621,751
                                                -------------------------------------  ----------------------- --------------

    Decrease in net assets resulting
       from operations                                   (12,746,955)   (21,534,955)              (4,301,861)    (6,747,040)
                                                -------------------------------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         289,180      2,049,931                1,823,853      2,315,343
    Redemptions                                           (5,242,793)    (4,567,828)              (3,041,391)    (1,364,199)
    Transfers between subaccounts, net                   (10,086,634)    (8,638,651)              (3,590,621)      (981,688)
    Contract maintenance charges                             (11,542)       (12,438)                  (4,143)        (4,150)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                            541
                                                -------------------------------------  ----------------------- --------------

    Decrease in net assets resulting from
       contract transactions                             (15,051,248)   (11,168,986)              (4,812,302)       (34,694)
                                                -------------------------------------  ----------------------- --------------

    Total decrease in net assets                         (27,798,203)   (32,703,941)              (9,114,163)    (6,781,734)

NET ASSETS:
    Beginning of period                                    54,438,566     87,142,507               22,800,129     29,581,863
                                                -------------------------------------  ----------------------- --------------

    End of period                              $           26,640,363$    54,438,566  $            13,685,966 $   22,800,129
                                                =====================================  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             208,659         444,204               16,390,251      4,471,517
    Units redeemed                                        (1,388,001)      1,142,418)             (16,783,567)    (4,444,913)
                                                -------------------------------------  ----------------------- --------------

    Net increase (decrease)                               (1,179,342)      (698,214)                (393,316)         26,604
                                                =====================================  ======================= ==============



  JANUS ASPEN SERIES WORLDWIDE GROWTH
               PORTFOLIO
 --------------------------------------
         2002               2001
 --------------------------------------





$             (17,550)$      (312,857)
          (24,983,336)    (16,976,260)

            10,581,445     (5,751,884)
 --------------------------------------


          (14,419,441)    (23,041,001)
 --------------------------------------


               772,453       1,916,410
           (6,651,725)     (6,372,745)
           (8,090,120)    (14,471,404)
              (14,346)        (15,727)


                   270
 --------------------------------------


          (13,983,468)    (18,943,466)
 --------------------------------------

          (28,402,909)    (41,984,467)


            63,654,485     105,638,952
 --------------------------------------

$           35,251,576$     63,654,485
 ======================================


            12,743,720       1,718,529
           (13,685,709)     (2,757,821)
 --------------------------------------

             (941,989)     (1,039,292)
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 MONTGOMERY VARIABLE SERIES GROWTH      PRUDENTIAL SERIES FUND EQUITY CLASS
                                                                FUND                               II PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002              2001                 2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              (27,196)$      224,217  $                (2,172) $     (4,358)
    Net realized loss                                      (3,485,502)     (276,805)                  (92,811)     (282,564)
    Change in net unrealized depreciation
       on investments                                        2,412,713   (1,369,250)                  (35,123)       145,404
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                     (1,099,985)   (1,421,838)                 (130,106)     (141,518)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          105,198       449,311                     8,203        91,991
    Redemptions                                            (2,735,550)     (280,060)                 (130,236)     (177,652)
    Transfers between subaccounts, net                     (1,456,637)     (222,907)                 (411,367)     (327,276)
    Contract maintenance charges                                 (731)         (830)                     (101)         (113)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting from
       contract transactions                               (4,087,720)      (54,486)                 (533,501)     (413,050)
                                                -------------------------------------  ------------------------ -------------

    Total decrease in net assets                           (5,187,705)   (1,476,324)                 (663,607)     (554,568)

NET ASSETS:
    Beginning of period                                      5,187,705     6,664,029                 1,052,766     1,607,334
                                                -------------------------------------  ------------------------ -------------

    End of period                              $                     0$    5,187,705  $                389,159 $   1,052,766
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               27,356        131,107                   18,230        199,433
    Units redeemed                                           (480,669)      (135,293)                 (80,159)      (239,890)
                                                -------------------------------------  ------------------------ -------------

    Net decrease                                             (453,313)       (4,186)                  (61,929)      (40,457)
                                                =====================================  ======================== =============



      SAFECO RST EQUITY PORTFOLIO
 --------------------------------------
          2002               2001
 --------------------------------------





$                 (980)$      (17,195)
            (2,397,745)      (676,679)
                                     0
                (9,591)      (588,183)
 --------------------------------------


            (2,408,316)    (1,282,057)
 --------------------------------------


                 87,351        180,604
              (770,195)      (606,324)
            (2,837,410)      (654,046)
                (1,661)        (1,776)



 --------------------------------------


            (3,521,915)    (1,081,542)
 --------------------------------------

            (5,930,231)    (2,363,599)


             10,848,178     13,211,777
 --------------------------------------

$             4,917,947$    10,848,178
 ======================================


               142,755         103,044
              (471,914)       (183,877)
 --------------------------------------

              (329,159)       (80,833)
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                                   (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                  SAFECO RST GROWTH OPPORTUNITIES       SCHWAB MARKETTRACK GROWTH PORTFOLIO
                                                             PORTFOLIO                                  II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                ---------------------- --------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $             (86,844) $     (78,548)  $                91,799 $      227,309
    Net realized loss                                     (2,434,067)      (724,281)              (1,518,099)      (205,148)
    Change in net unrealized appreciation
       (depreciation) on investments                      (2,994,269)      2,545,873                (778,813)    (1,366,545)
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                    (5,515,180)      1,743,044              (2,205,113)    (1,344,384)
                                                ---------------------- --------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         387,728        580,841                  402,835      1,082,770
    Redemptions                                             (999,679)      (580,013)              (1,705,101)    (1,113,300)
    Transfers between subaccounts, net                    (1,096,991)      5,530,701                1,220,672      1,306,583
    Contract maintenance charges                              (2,027)        (1,189)                  (2,807)        (2,298)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (1,710,969)      5,530,340                 (84,401)      1,273,755
                                                ---------------------- --------------  ----------------------- --------------

    Total increase (decrease) in net assets               (7,226,149)      7,273,384              (2,289,514)       (70,629)

NET ASSETS:
    Beginning of period                                    13,404,283      6,130,899               13,067,306     13,137,935
                                                ---------------------- --------------  ----------------------- --------------

    End of period                              $            6,178,134 $   13,404,283  $            10,777,792 $   13,067,306
                                                ====================== ==============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                            1,554,115      3,709,736                 391,032         240,183
    Units redeemed                                         (1,825,160)    (3,219,522)               (405,610)       (162,228)
                                                ---------------------- --------------  ----------------------- --------------

    Net increase (decrease)                                 (271,045)        490,214                 (14,578)         77,955
                                                ====================== ==============  ======================= ==============



     SCHWAB MONEY MARKET PORTFOLIO
 --------------------------------------
         2002               2001
 --------------------------------------





$              702,762$      4,522,927



 --------------------------------------



               702,762       4,522,927
 --------------------------------------


            85,960,084     137,332,924
          (68,681,669)    (51,838,398)
          (45,822,310)    (72,402,680)
              (31,363)        (24,201)


                 9,065           1,019
 --------------------------------------



          (28,566,193)      13,068,664
 --------------------------------------

          (27,863,431)      17,591,591


           165,358,499     147,766,908
 --------------------------------------

$          137,495,068$    165,358,499
 ======================================


            26,840,917      26,356,243
           (29,165,734)    (25,264,012)
 --------------------------------------

           (2,324,817)       1,092,231
 ======================================


The accompanying notes are an integral part of these financial
statements.                                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                      SCHWAB S&P 500 PORTFOLIO            STRONG MULTI CAP VALUE FUND II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                -------------------------------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              262,740$       172,527  $              (68,984) $     (93,210)
    Net realized gain (loss)                             (10,366,367)    (3,117,337)              (1,997,019)      (186,676)
    Change in net unrealized depreciation                                                                                  0
       on investments                                    (14,849,893)   (12,540,187)              (2,092,801)        130,422
                                                -------------------------------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (24,953,520)   (15,484,997)              (4,158,804)      (149,464)
                                                -------------------------------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                       2,648,806      7,983,490                  500,079        946,432
    Redemptions                                          (10,074,928)    (8,613,860)              (1,382,050)    (1,343,875)
    Transfers between subaccounts, net                      (793,500)     14,755,362                  965,923      9,394,498
    Contract maintenance charges                             (22,641)       (20,299)                  (1,791)          (881)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                          2,137                                   5,293          2,044
                                                -------------------------------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (8,240,126)     14,104,693                   87,454      8,998,218
                                                -------------------------------------  ----------------------- --------------

    Total increase (decrease) in net assets              (33,193,646)    (1,380,304)              (4,071,350)      8,848,754

NET ASSETS:
    Beginning of period                                   110,371,336    111,751,640               13,994,794      5,146,040
                                                -------------------------------------  ----------------------- --------------

    End of period                              $           77,177,690$   110,371,336  $             9,923,444 $   13,994,794
                                                =====================================  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           2,148,371       2,274,113                3,042,960      1,777,364
    Units redeemed                                        (2,759,847)     (1,478,327)              (3,144,955)      (867,368)
                                                -------------------------------------  ----------------------- --------------

    Net increase (decrease)                                 (611,476)        795,786                (101,995)        909,996
                                                =====================================  ======================= ==============



   UNIVERSAL INSTITUTIONAL FUND U.S.
         REAL ESTATE PORTFOLIO
 --------------------------------------
          2002               2001
 --------------------------------------





$               293,454$       276,007
                374,870        767,569

            (1,229,953)      (454,230)
 --------------------------------------



              (561,629)        589,346
 --------------------------------------


                275,213        599,759
            (1,970,566)      (661,922)
              4,852,967        799,424
                (1,865)          (943)


                  2,058
 --------------------------------------



              3,157,807        736,318
 --------------------------------------

              2,596,178      1,325,664


             10,185,655      8,859,991
 --------------------------------------

$            12,781,833$    10,185,655
 ======================================


              1,028,052       1,087,870
               (799,078)     (1,044,110)
 --------------------------------------

                228,974         43,760
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                ZURICH SCUDDER SVS I CAPITAL GROWTH    ZURICH SCUDDER SVS I GROWTH & INCOME
                                                             PORTFOLIO                               PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002              2001                 2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              (14,034)$     (19,701)  $                  2,650 $       8,833
    Net realized loss                                      (1,023,792)     (978,894)                 (413,324)     (119,353)
    Change in net unrealized depreciation
       on investments                                           47,088     (170,269)                 (129,416)     (155,598)
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                       (990,738)   (1,168,864)                 (540,090)     (266,118)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           62,962       342,723                    77,820       570,200
    Redemptions                                              (217,174)     (172,021)                 (229,993)     (144,429)
    Transfers between subaccounts, net                       (788,894)       405,321                 (825,156)     1,118,313
    Contract maintenance charges                                 (653)         (495)                     (310)         (178)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                -------------------------------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                 (943,759)       575,528                 (977,639)     1,543,906
                                                -------------------------------------  ------------------------ -------------

    Total increase (decrease) in net assets                (1,934,497)     (593,336)               (1,517,729)     1,277,788

NET ASSETS:
    Beginning of period                                      3,963,836     4,557,172                 3,006,086     1,728,298
                                                -------------------------------------  ------------------------ -------------

    End of period                              $             2,029,339$    3,963,836  $              1,488,357 $   3,006,086
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              113,267        305,299                   109,327       290,681
    Units redeemed                                           (232,152)      (269,830)                 (241,233)     (104,738)
                                                -------------------------------------  ------------------------ -------------

    Net increase (decrease)                                  (118,885)        35,469                 (131,906)       185,943
                                                =====================================  ======================== =============



      TOTAL SCHWAB SELECT ANNUITY
 --------------------------------------
       2002                2001
 ------------------ -------------------





$        5,238,880 $         8,185,529
     (125,682,599)        (72,188,990)

       (2,192,971)        (47,566,456)
 ------------------ -------------------


     (122,636,690)       (111,569,917)
 ------------------ -------------------


        99,274,850         176,189,949
     (166,480,935)       (109,971,222)
      (15,922,906)         (2,490,983)
         (140,181)           (123,889)

                 0                   0
            30,369               3,063
 ------------------ -------------------



      (83,238,803)          63,606,918
 ------------------ -------------------

     (205,875,493)        (47,962,999)


       807,673,925         855,636,924
 ------------------ -------------------

$      601,798,432 $       807,673,925
 ================== ===================


       114,400,436          65,043,754
      (122,299,831)        (58,917,152)
 ------------------ -------------------

       (7,899,395)           6,126,602
 ================== ===================


The accompanying notes are an integral part of these financial
statements.                                                                                                 (Concluded)





VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                  ALGER AMERICAN BALANCED PORTFOLIO        ALGER AMERICAN GROWTH PORTFOLIO
                                                --------------------------------------  ---------------------------------------
                                                      2002                2001                2002                 2001
                                                ------------------  ------------------  ------------------  -------------------
Schwab Signature Annuity:                                                  (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            5,994  $          (1,040)  $         (10,984)  $           (3,471)
    Net realized loss                                    (18,992)             (1,173)           (295,950)             (11,839)
    Change in net unrealized appreciation
       (depreciation) on investments                    (103,158)               9,238           (410,083)             (43,583)
                                                ------------------  ------------------  ------------------  -------------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (116,156)               7,025           (717,017)             (58,893)
                                                ------------------  ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     355,292             397,023             715,550            1,188,637
    Redemptions                                          (23,953)             (5,395)           (101,701)              (7,060)
    Transfers between subaccounts, net                  1,133,304             136,664             339,182              329,666
                                                ------------------  ------------------  ------------------  -------------------

    Increase in net assets resulting from
       contract transactions                            1,464,643             528,292             953,031            1,511,243
                                                ------------------  ------------------  ------------------  -------------------

    Total increase in net assets                        1,348,487             535,317             236,014            1,452,350

NET ASSETS:
    Beginning of period                                   535,317                               1,452,350
                                                ------------------  ------------------  ------------------  -------------------

    End of period                              $        1,883,804  $          535,317  $        1,688,364  $         1,452,350
                                                ==================  ==================  ==================  ===================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          213,535             79,794              272,959              171,170
    Units redeemed                                        (45,750)           (24,597)            (151,039)              (7,904)
                                                ------------------  ------------------  ------------------  -------------------

    Net increase                                          167,785              55,197             121,920              163,266
                                                ==================  ==================  ==================  ===================


----------------------------------------

 ALLIANCE VP GROWTH & INCOME PORTFOLIO
 ---------------------------------------
        2002                2001
 -------------------  ------------------
                             (1)




$             (491)  $          (2,953)
          (119,814)             (7,719)

          (550,957)              57,506
 -------------------  ------------------



          (671,262)              46,834
 -------------------  ------------------


          1,204,634             537,456
           (70,299)             (9,470)
          1,220,851           1,052,776
 -------------------  ------------------


          2,355,186           1,580,762
 -------------------  ------------------

          1,683,924           1,627,596


          1,627,596
 -------------------  ------------------

$         3,311,520  $        1,627,596
 ===================  ==================


            398,248             183,811
           (115,968)           (10,413)
 -------------------  ------------------

            282,280             173,398
 ===================  ==================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------



                                                                                            ALLIANCE BERNSTEIN VP REAL ESTATE
                                                      ALLIANCE VP GROWTH PORTFOLIO                 INVESTMENT PORTFOLIO
                                                  --------------------------------------  ---------------------------------------
                                                        2002                2001                 2002                2001
                                                  ------------------  ------------------  ------------------- -------------------
Schwab Signature Annuity:                                                    (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $          (1,187)  $            (292)  $            43,312 $             (864)
    Net realized gain (loss)                               (19,676)             (6,813)               53,549               7,508
    Change in net unrealized appreciation
       (depreciation) on investments                       (40,072)               7,382            (200,352)              15,151
                                                  ------------------  ------------------  ------------------- -------------------

    Increase (decrease) in net assets
    resulting
       from operations                                     (60,935)                 277            (103,491)              21,795
                                                  ------------------  ------------------  ------------------- -------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                        65,642              63,658            1,918,161             114,883
    Redemptions                                             (4,222)            (77,437)            (111,736)             (1,162)
    Transfers between subaccounts, net                      127,800             142,127            1,309,534             576,523
                                                  ------------------  ------------------  ------------------- -------------------

    Increase in net assets resulting from
       contract transactions                                189,220             128,348            3,115,959             690,244
                                                  ------------------  ------------------  ------------------- -------------------

    Total increase in net assets                            128,285             128,625            3,012,468             712,039

NET ASSETS:
    Beginning of period                                     128,625                                  712,039
                                                  ------------------  ------------------  ------------------- -------------------

    End of period                                $          256,910  $          128,625  $         3,724,507 $           712,039
                                                  ==================  ==================  =================== ===================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             47,773              26,709              435,652             148,612
    Units redeemed                                          (20,826)            (11,714)            (169,405)           (84,183)
                                                  ------------------  ------------------  ------------------- -------------------

    Net increase                                             26,947              14,995              266,247              64,429
                                                  ==================  ==================  =================== ===================

-------------------

     ALLIANCE
   BERNSTEIN VP
  UTILITY INCOME
     PORTFOLIO
 ------------------
       2002
 ------------------
        (2)




$             (28)
             (440)

              (89)
 ------------------



             (557)
 ------------------




            66,915
 ------------------


            66,915
 ------------------

            66,358



 ------------------

$           66,358
 ==================


            10,944
           (4,731)
 ------------------

             6,213
 ==================




(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on September 30, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                          (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                AMERICAN CENTURY VP INCOME & GROWTH      AMERICAN CENTURY VP INTERNATIONAL
                                                            IV PORTFOLIO                             PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                2002               2001
                                                ------------------------ ------------  ----------------------- --------------
Schwab Signature Annuity:                                                    (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                  (147) $      (405)  $               (5,373) $      (4,323)
    Net realized gain (loss)                                   (44,823)       20,540                  192,385         41,512
    Change in net unrealized appreciation
       (depreciation) on investments                           (21,623)          467                 (44,358)         18,305
                                                ------------------------ ------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                         (66,593)       20,602                  142,654         55,494
                                                ------------------------ ------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           221,505       70,862                2,747,992        637,176
    Redemptions                                                (20,967)                           (4,966,584)          (971)
    Transfers between subaccounts, net                          396,010      (8,610)                2,501,681        163,033
                                                ------------------------ ------------  ----------------------- --------------

    Increase in net assets resulting from
       contract transactions                                    596,548       62,252                  283,089        799,238
                                                ------------------------ ------------  ----------------------- --------------

    Total increase in net assets                                529,955       82,854                  425,743        854,732

NET ASSETS:
    Beginning of period                                          82,854                               854,732
                                                ------------------------ ------------  ----------------------- --------------

    End of period                              $                612,809 $     82,854  $             1,280,475 $      854,732
                                                ======================== ============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               100,832       229,179               10,428,846      3,944,867
    Units redeemed                                             (27,918)     (220,325)             (10,336,464)    (3,841,549)
                                                ------------------------ ------------  ----------------------- --------------

    Net increase                                                 72,914        8,854                   92,382        103,318
                                                ======================== ============  ======================= ==============


   BERGER IPT-LARGE CAP GROWTH FUND
 --------------------------------------
          2002               2001
 --------------------------------------
                             (1)




$                 2,766$           717
               (58,573)           (49)

               (20,423)        (4,506)
 --------------------------------------



               (76,230)        (3,838)
 --------------------------------------


                 30,853         15,683
               (16,465)            (6)
                100,215        185,523
 --------------------------------------


                114,603        201,200
 --------------------------------------

                 38,373        197,362


                197,362
 --------------------------------------

$               235,735$       197,362
 ======================================


                 57,118         23,550
                (38,005)           (13)
 --------------------------------------

                 19,113         23,537
 ======================================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       DELAWARE GPF PREMIUM SMALL CAP VALUE
                                                BERGER IPT-SMALL COMPANY GROWTH FUND                  SERIES
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                    2002               2001
                                                -------------------------------------  --------------------------------------
Schwab Signature Annuity:                                                (1)                                         (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $          (6,092)$           (2,613)  $                  (9,940)$    (1,651)
    Net realized gain (loss)                            (469,799)          (147,416)                       9,422     (2,231)
    Change in net unrealized appreciation
       (depreciation) on investments                    (101,403)             67,714                   (402,832)      49,505
                                                -------------------------------------  --------------------------------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (577,294)           (82,315)                   (403,350)      45,623
                                                -------------------------------------  --------------------------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     250,767            874,953                     744,102     404,647
    Redemptions                                         (100,994)              (446)                   (192,656)     (1,647)
    Transfers between subaccounts, net                    104,731            285,844                   3,136,677     488,427
                                                -------------------------------------  --------------------------------------

    Increase in net assets resulting from
       contract transactions                              254,504          1,160,351                   3,688,123     891,427
                                                -------------------------------------  --------------------------------------

    Total increase (decrease) in net assets             (322,790)          1,078,036                   3,284,773     937,050

NET ASSETS:
    Beginning of period                                 1,078,036                                        937,050
                                                -------------------------------------  --------------------------------------

    End of period                              $          755,246$         1,078,036  $                4,221,823$    937,050
                                                =====================================  ======================================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         2,129,841           227,182                     499,006     102,217
    Units redeemed                                      (2,077,255)          (92,427)                   (165,500)    (14,681))
                                                -------------------------------------  --------------------------------------

    Net increase                                           52,586            134,755                     333,506      87,536
                                                =====================================  ======================================


   DEUTSCHE ASSET MANAGEMENT VIT EAFE
            EQUITY INDEX FUND
  --------------------------------------
          2002                2001
  ---------------------- ---------------
                              (1)




 $               11,798 $       (3,167)
                    957         150,323

               (17,364)           6,989
  ---------------------- ---------------



                (4,609)         154,145
  ---------------------- ---------------


                582,789         144,536
            (2,412,295)         (1,718)
              2,670,281          57,783
  ---------------------- ---------------


                840,775         200,601
  ---------------------- ---------------

                836,166         354,746


                354,746
  ---------------------- ---------------

 $            1,190,912 $       354,746
  ====================== ===============


              4,786,536        4,070,923
             (4,643,589)      (4,027,706
  ---------------------- ---------------

                142,947          43,217
  ====================== ===============



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                DEUTSCHE ASSET MANAGEMENT VIT SMALL    DREYFUS VIF GROWTH & INCOME PORTFOLIO
                                                           CAP INDEX FUND
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                    2002                2001
                                                ------------------ ------------------  -------------------------- -----------
Schwab Signature Annuity:                                                 (1)                                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            1,913 $            3,296  $                      222 $        82
    Net realized gain (loss)                            (356,012)             13,764                    (38,769)     (5,329)
    Change in net unrealized appreciation
       (depreciation) on investments                     (19,362)             69,156                   (119,817)       5,115
                                                ------------------ ------------------  -------------------------- -----------

    Increase (decrease) in net assets
    resulting
       from operations                                  (373,461)             86,216                   (158,364)       (132)
                                                ------------------ ------------------  -------------------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     632,685            254,976                     253,657     201,431
    Redemptions                                         (109,798)            (4,982)                    (16,681)
    Transfers between subaccounts, net                    517,638            455,649                     347,512      73,460
                                                ------------------ ------------------  -------------------------- -----------

    Increase in net assets resulting from
       contract transactions                            1,040,525            705,643                     584,488     274,891
                                                ------------------ ------------------  -------------------------- -----------

    Total increase in net assets                          667,064            791,859                     426,124     274,759

NET ASSETS:
    Beginning of period                                   791,859                                        274,759
                                                ------------------ ------------------  -------------------------- -----------

    End of period                              $        1,458,923 $          791,859  $                  700,883 $   274,759
                                                ================== ==================  ========================== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          705,194            113,979                      98,363      34,607
    Units redeemed                                       (600,492)           (35,668)                    (26,509)     (5,149)
                                                ------------------ ------------------  -------------------------- -----------

    Net increase                                          104,702             78,311                      71,854      29,458
                                                ================== ==================  ========================== ===========


     DREYFUS VIF SMALL CAP PORTFOLIO
  --------------------------------------
           2002               2001
  --------------------------------------
                              (1)




 $               (9,899)$           237
               (432,657)         42,238

                     312        (8,401)
  --------------------------------------



               (442,244)         34,074
  --------------------------------------


                 799,195        265,349
               (419,191)
                 784,884        477,796
  --------------------------------------


               1,164,888        743,145
  --------------------------------------

                 722,644        777,219


                 777,219
  --------------------------------------

 $             1,499,863$       777,219
  ======================================


                 977,568         79,656
                (866,115)          (194)
  --------------------------------------

                 111,453         79,462
  ======================================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                    FEDERATED INTERNATIONAL EQUITY FUND     FEDERATED FUND
                                                                                     II                         FOR US
                                                                                                              GOVERNMENT
                                                                                                             SECURITIES II
                                                                    -------------------------------------  ------------------
                                                                           2002               2001               2002
                                                                    ------------------- -----------------  ------------------
Schwab Signature Annuity:                                                                     (1)                 (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                   $           (7,203) $         (1,732)  $         (22,759)
    Net realized gain (loss)                                                   568,165           268,862             225,377
    Change in net unrealized appreciation
       (depreciation) on investments                                             3,927               197             169,256
                                                                    ------------------- -----------------  ------------------

    Increase (decrease) in net assets
    resulting
       from operations                                                         564,889           267,327             371,874
                                                                    ------------------- -----------------  ------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                        2,463,735            28,028           4,730,729
    Redemptions                                                            (4,840,227)                             (452,597)
    Transfers between subaccounts, net                                       2,065,427         (281,358)           8,950,156
                                                                    ------------------- -----------------  ------------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                                 (311,065)         (253,330)          13,228,288
                                                                    ------------------- -----------------  ------------------

    Total increase in net assets                                               253,824            13,997          13,600,162

NET ASSETS:
    Beginning of period                                                         13,997                 0                   0
                                                                    ------------------- -----------------  ------------------

    End of period                                                  $           267,821 $          13,997  $       13,600,162
                                                                    =================== =================  ==================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                            16,245,780         3,286,191           2,066,174
    Units redeemed                                                        (16,203,153)       (3,284,411)           (793,183)
                                                                    =================== =================  ==================

    Net increase                                                                42,627             1,780           1,272,991
                                                                    =================== =================  ==================



       INVESCO VIF-HIGH YIELD FUND
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $         182,779 $             85,596
          (71,035)             (28,024)

          (88,252)             (88,313)
  ----------------- --------------------



            23,492             (30,741)
  ----------------- --------------------


           675,854              380,294
          (65,165)
           344,423              451,609
  ----------------- --------------------



           955,112              831,903
  ----------------- --------------------

           978,604              801,162


           801,162                    0
  ----------------- --------------------

 $       1,779,766 $            801,162
  ================= ====================


           507,789              126,184
         (386,702)             (30,191)
  ================= ====================

           121,087               95,993
  ================= ====================


(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on March 1, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         J.P. MORGAN SERIES TRUST II SMALL
                                                    INVESCO VIF-TECHNOLOGY FUND                    COMPANY FUND
                                                -------------------------------------  --------------------------------------
                                                       2002               2001               2002                 2001
                                                -------------------  ----------------  -----------------    -----------------
Schwab Signature Annuity:                                                  (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $           (1,761)  $          (321)  $         (6,970)    $         (2,385)
    Net realized gain (loss)                             (150,174)            21,158          (326,403)              (7,486)
    Change in net unrealized appreciation
       (depreciation) on investments                      (24,856)           (7,018)           (73,263)               79,928
                                                -------------------  ----------------  -----------------    -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (176,791)            13,819          (406,636)               70,057
                                                -------------------  ----------------  -----------------    -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                      297,265            59,930            294,102              538,368
    Redemptions                                           (97,933)                             (58,068)              (5,887)
    Transfers between subaccounts, net                    (78,410)           240,067            105,147              752,626
                                                -------------------  ----------------  -----------------    -----------------

    Increase in net assets resulting from
       contract transactions                               120,922           299,997            341,181            1,285,107
                                                -------------------  ----------------  -----------------    -----------------

    Total increase (decrease) in net assets               (55,869)           313,816           (65,455)            1,355,164

NET ASSETS:
    Beginning of period                                    313,816                 0          1,355,164                    0
                                                -------------------  ----------------  -----------------    -----------------

    End of period                              $           257,947  $        313,816  $       1,289,709    $       1,355,164
                                                ===================  ================  =================    =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           511,043            97,791            636,427              165,283
    Units redeemed                                       (486,797)          (54,169)          (605,561)             (26,885)
                                                -------------------  ----------------  -----------------    -----------------

    Net increase                                            24,246            43,622             30,866              138,398
                                                ===================  ================  =================    =================


   JANUS ASPEN SERIES FLEXIBLE INCOME
                PORTFOLIO
  --------------------------------------
        2002                2001
  ------------------ -------------------
                            (1)




 $          393,930 $           155,014
             68,566               3,345

            444,767           (101,343)
  ------------------ -------------------



            907,263              57,016
  ------------------ -------------------


          2,641,920           2,421,082
          (614,379)            (33,087)
          4,503,236           2,816,568
  ------------------ -------------------


          6,530,777           5,204,563
  ------------------ -------------------

          7,438,040           5,261,579


          5,261,579                   0
  ------------------ -------------------

 $       12,699,619 $         5,261,579
  ================== ===================


          1,155,583             554,432
          (549,094)            (48,880)
  ------------------ -------------------

            606,489             505,552
  ================== ===================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 JANUS ASPEN SERIES WORLDWIDE GROWTH   OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                                              PORTFOLIO
                                                -----------------------------------------------------------------------------
                                                      2002                 2001               2002                2001
                                                ------------------   ----------------- -------------------- -----------------
Schwab Signature Annuity:                                                  (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                        $             (56)   $           (735) $            (5,745) $         (1,033)
    Net realized gain (loss)                            (223,834)             127,542            (334,851)             9,082
    Change in net unrealized appreciation
       (depreciation) on investments                     (83,139)              46,722             (88,077)             7,583
                                                ------------------   ----------------- -------------------- -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (307,029)             173,529            (428,673)            15,632
                                                ------------------   ----------------- -------------------- -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     883,127             989,690              827,346           188,097
    Redemptions                                       (2,311,071)             (2,662)             (61,129)          (40,027)
    Transfers between subaccounts, net                  2,078,397             195,462            1,669,270           407,608
                                                ------------------   ----------------- -------------------- -----------------

    Increase in net assets resulting from
       contract transactions                              650,453           1,182,490            2,435,487           555,678
                                                ------------------   ----------------- -------------------- -----------------

    Total increase in net assets                          343,424           1,356,019            2,006,814           571,310

NET ASSETS:
    Beginning of period                                 1,356,019                   0               571,310                0
                                                ------------------   ----------------- -------------------- -----------------

    End of period                              $        1,699,443   $       1,356,019 $          2,578,124 $         571,310
                                                ==================   ================= ==================== =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       13,246,894           3,192,260            1,698,702           182,889
    Units redeemed                                   (13,135,749)         (3,032,066)          (1,407,209)         (122,609)
                                                ------------------   ----------------- -------------------- -----------------

    Net increase                                          111,145             160,194              291,493            60,280
                                                ==================   ================= ==================== =================


     PBHG INSURANCE SERIES LARGE CAP
            GROWTH PORTFOLIO
  --------------------------------------
       2002                 2001
  ---------------    -------------------
                            (1)




 $       (3,143)    $           (1,428)
        (48,700)                (4,100)

       (100,683)               (47,432)
  ---------------    -------------------



       (152,526)               (52,960)
  ---------------    -------------------


         171,796                369,749
         (8,827)
         399,600                112,161
  ---------------    -------------------


         562,569                481,910
  ---------------    -------------------

         410,043                428,950


         428,950                      0
  ---------------    -------------------

 $       838,993    $           428,950
  ===============    ===================


         122,116                 54,131
        (31,396)                (3,351)
  ---------------    -------------------

          90,720                 50,780
  ===============    ===================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                     PIMCO VIT HIGH
                                                                     YIELD PORTFOLIO        SAFECO RST EQUITY PORTFOLIO
                                                                    ------------------  -------------------------------------
                                                                          2002                 2002               2001
                                                                    ------------------  -------------------  ----------------
Schwab Signature Annuity:                                                  (2)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $            2,692  $             1,799  $            400
    Net realized gain (loss)                                                    4,642             (41,008)                 4
    Change in net unrealized appreciation
       (depreciation) on investments                                            1,187             (28,186)             3,062
                                                                    ------------------  -------------------  ----------------

    Increase (decrease) in net assets
    resulting
       from operations                                                          8,521             (67,395)             3,466
                                                                    ------------------  -------------------  ----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                         187,754               83,444            12,573
    Redemptions                                                              (24,898)
    Transfers between subaccounts, net                                        119,955              150,029            62,775
                                                                    ------------------  -------------------  ----------------

    Increase in net assets resulting from
       contract transactions                                                  282,811              233,473            75,348
                                                                    ------------------  -------------------  ----------------

    Total increase in net assets                                              291,332              166,078            78,814

NET ASSETS:
    Beginning of period                                                             0               78,814                 0
                                                                    ------------------  -------------------  ----------------

    End of period                                                  $          291,332  $           244,892  $         78,814
                                                                    ==================  ===================  ================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                              142,655               54,259             8,357
    Units redeemed                                                          (115,807)             (27,376)              (16)
                                                                    ------------------  -------------------  ----------------

    Net increase                                                               26,848               26,883             8,341
                                                                    ==================  ===================  ================



   SCHWAB MARKETTRACK GROWTH PORTFOLIO
                   II
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $          24,006 $             22,987
          (23,057)             (10,393)

         (202,464)               11,673
  ----------------- --------------------



         (201,515)               24,267
  ----------------- --------------------


           751,399              998,259
          (49,342)             (29,416)
           576,925             (35,314)
  ----------------- --------------------


         1,278,982              933,529
  ----------------- --------------------

         1,077,467              957,796


           957,796                    0
  ----------------- --------------------

 $       2,035,263 $            957,796
  ================= ====================


           181,729              128,232
          (26,844)             (27,028)
  ----------------- --------------------

           154,885              101,204
  ================= ====================

(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on September 30, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   SCHWAB MONEY MARKET PORTFOLIO             SCHWAB S&P 500 PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                 2002                2001
                                                ------------------ ------------------  -------------------- -----------------
Schwab Signature Annuity:                                                 (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $          224,963 $          155,657  $             86,614 $          39,562
    Net realized loss                                                                            (738,100)          (38,840)
    Change in net unrealized appreciation
       (depreciation) on investments                                                           (1,527,207)           (5,488)
                                                ------------------ ------------------  -------------------- -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                    224,963            155,657           (2,178,693)           (4,766)
                                                ------------------ ------------------  -------------------- -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 104,479,922         39,291,694             4,365,468         2,769,232
    Redemptions                                      (17,214,502)        (2,620,295)             (860,987)          (30,817)
    Transfers between subaccounts, net               (41,102,214)       (13,715,429)             3,787,968         2,943,183
                                                ------------------ ------------------  -------------------- -----------------

    Increase in net assets resulting from
       contract transactions                           46,163,206         22,955,970             7,292,449         5,681,598
                                                ------------------ ------------------  -------------------- -----------------

    Total increase in net assets                       46,388,169         23,111,627             5,113,756         5,676,832

NET ASSETS:
    Beginning of period                                23,111,627                  0             5,676,832                 0
                                                ------------------ ------------------  -------------------- -----------------

    End of period                              $       69,499,796 $       23,111,627  $         10,790,588 $       5,676,832
                                                ================== ==================  ==================== =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       42,793,549         15,873,254             1,616,988           678,818
    Units redeemed                                   (38,266,941)       (13,596,308)             (714,096)          (63,432)
                                                ------------------ ------------------  -------------------- -----------------

    Net increase                                        4,526,608          2,276,946               902,892           615,386
                                                ================== ==================  ==================== =================



    STRONG VIF MID-CAP GROWTH FUND II
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $         (5,924) $            (1,669)
         (135,806)             (43,051)

         (284,018)               16,695
  ----------------- --------------------



         (425,748)             (28,025)
  ----------------- --------------------


           204,080              321,561
          (27,141)              (4,725)
           569,747              406,517
  ----------------- --------------------


           746,686              723,353
  ----------------- --------------------

           320,938              695,328


           695,328                    0
  ----------------- --------------------

 $       1,016,266 $            695,328
  ================= ====================


           186,515              115,292
          (69,095)             (28,715)
  ----------------- --------------------

           117,420               86,577
  ================= ====================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        ZURICH SCUDDER SVS I CAPITAL GROWTH
                                                   STRONG VIF OPPORTUNITY FUND II                    PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                 2002                2001
                                                ------------------------ ------------  -------------------------- -----------
Schwab Signature Annuity:                                                    (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                (4,293) $      2,558  $                  (1,043) $     (279)
    Net realized gain (loss)                                  (366,411)      204,447                    (63,674)        (19)
    Change in net unrealized appreciation
       (depreciation) on investments                          (396,293)    (156,699)                    (83,490)      17,478
                                                ------------------------ ------------  -------------------------- -----------

    Increase (decrease) in net assets
    resulting
       from operations                                        (766,997)       50,306                   (148,207)      17,180
                                                ------------------------ ------------  -------------------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                           840,046      703,225                     285,873      29,473
    Redemptions                                                (66,323)     (44,977)                   (176,030)
    Transfers between subaccounts, net                          679,079      881,246                     212,664     143,434
                                                ------------------------ ------------  -------------------------- -----------

    Increase in net assets resulting from
       contract transactions                                  1,452,802    1,539,494                     322,507     172,907
                                                ------------------------ ------------  -------------------------- -----------

    Total increase in net assets                                685,805    1,589,800                     174,300     190,087

NET ASSETS:
    Beginning of period                                       1,589,800                                  190,087
                                                ------------------------ ------------  -------------------------- -----------

    End of period                              $              2,275,605 $  1,589,800  $                  364,387 $   190,087
                                                ======================== ============  ========================== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               332,074       180,807                      83,739      21,737
    Units redeemed                                            (169,913)      (13,519)                    (46,239)         (6)
                                                ------------------------ ------------  -------------------------- -----------

    Net increase                                                162,161      167,288                      37,500      21,731
                                                ======================== ============  ========================== ===========


     ZURICH SCUDDER SVS II SMALL CAP
            GROWTH PORTFOLIO
  --------------------------------------
          2002                2001
  ---------------------- ---------------
                              (1)




 $              (1,794) $         (189)
               (75,106)           8,104

               (18,410)           (285)
  ---------------------- ---------------



               (95,310)           7,630
  ---------------------- ---------------


                 84,290           1,022
               (27,503)
                156,148         155,260
  ---------------------- ---------------


                212,935         156,282
  ---------------------- ---------------

                117,625         163,912


                163,912
  ---------------------- ---------------

 $              281,537 $       163,912
  ====================== ===============


              1,317,501          67,034
             (1,286,907)        (47,911)
  ---------------------- ---------------

                 30,594          19,123
  ====================== ===============


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                       (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                TOTAL SCHWAB SIGNATURE ANNUITY
                                                            ---------------------------------------
                                                                   2002                2001
                                                            -------------------  ------------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                                    $           877,956  $          435,556
  Net realized gain (loss)                                         (3,330,601)             603,947
  Change in net unrealized appreciation
     (depreciation) on investments                                 (4,430,782)              26,798
                                                            -------------------  ------------------

  Increase (decrease) in net assets
  resulting
     from operations                                               (6,883,427)           1,066,301
                                                            -------------------  ------------------

CONTRACT TRANSACTIONS:
  Purchase payments                                                134,790,974          54,273,547
  Redemptions                                                     (35,523,664)         (2,922,187)
  Transfers between subaccounts, net                                  (55,238)            (46,924)
                                                            -------------------  ------------------

  Increase in net assets resulting from
     contract transactions                                          99,212,072          51,304,436
                                                            -------------------  ------------------

  Total increase in net assets                                      92,328,645          52,370,737

NET ASSETS:
  Beginning of period                                               52,370,737                   0
                                                            -------------------  ------------------

  End of period                                            $       144,699,382  $       52,370,737
                                                            ===================  ==================

CHANGES IN UNITS OUTSTANDING:
  Units issued                                                     104,061,932          34,168,950
  Units redeemed                                                  (93,611,628)        (28,756,024)
                                                            -------------------  ------------------

  Net increase                                             $        10,450,304  $        5,412,926
                                                            ===================  ==================


The accompanying notes are an integral part of these financial
statements.                                                                                                           (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

1.    ORGANIZATION
      The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES
      Use of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions
      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.



3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

      Schwab Select Annuity:                                   Purchases           Sales
                                                             --------------    ---------------

      Alger American Growth Portfolio                     $     11,367,850  $      22,333,512
      American Century VP International Portfolio               63,249,581         65,619,128
      Baron Capital Asset Fund                                  13,744,098          7,414,651
      Berger IPT-Small Company Growth Fund                       2,186,506          9,172,533
      Deutsche Asset Management VIT EAFE Equity Index           40,523,157         41,161,596
      Fund
      Deutsche Asset Management VIT Small Cap Index              7,336,972          6,123,249
      Fund
      Dreyfus VIF Appreciation Portfolio                       223,283,656        219,911,988
      Dreyfus VIF Growth & Income Portfolio                      1,894,251          4,379,573
      Federated American Leaders Fund II                         4,718,765          5,558,211
      Federated Fund for U.S. Government Securities II          41,297,458         28,970,840
      Federated Utility Fund II                                  1,478,191          1,588,504
      INVESCO VIF-Core Equity  Fund                              3,711,146         11,924,060
      INVESCO VIF-High Yield Fund                               11,116,181         11,312,999
      INVESCO VIF-Technology Fund                                3,566,744          5,938,698
      Janus Aspen Series Flexible Income Portfolio              35,176,419         24,926,563
      Janus Aspen Series Growth Portfolio                        2,225,767         17,557,264
      Janus Aspen Series International Growth Portfolio        155,377,052        160,720,479
      Janus Aspen Series Worldwide Growth Portfolio            197,520,553        212,526,835
      Montgomery Variable Series Growth Fund                       274,268          4,368,033
      Prudential Series Fund Equity Class II Portfolio             140,594            676,377
      Safeco RST Equity Portfolio                                1,452,335          4,996,903
      Safeco RST Growth Opportunities Portfolio                 16,457,542         19,466,878
      Schwab MarketTrack Growth Portfolio II                     5,124,623          5,081,470
      Schwab Money Market Portfolio                            274,361,307        297,882,486
      Schwab S & P 500 Portfolio                                29,358,681         35,899,759
      Strong Multi Cap Value Fund II                            27,196,308         26,587,903
      Universal Institutional Fund U.S. Real Estate             12,559,570          9,036,145
      Portfolio
      Zurich Scudder SVS I Capital Growth Portfolio                770,307          1,689,914
      Zurich Scudder SVS I Growth & Income Portfolio               754,966          1,730,204
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $  1,188,224,848  $   1,264,556,755
                                                             ==============    ===============




      Schwab Signature Annuity:                                Purchases           Sales
                                                             --------------    ---------------

      Alger American Balanced Portfolio                   $      1,840,231  $         369,417
      Alger American Growth Portfolio                            1,908,859            966,781
      Alliance VP Growth & Income Portfolio                      3,158,619            719,593
      Alliance VP Growth Portfolio                                 336,445            148,788
      Alliance Bernstein VP Real Estate Investment               4,792,727          1,633,071
      Portfolio
      Alliance Bernstein VP Utility Income Portfolio               116,010             49,114
      American Century VP Income & Growth IV Portfolio             793,987            197,517
      American Century VP International Portfolio               75,868,012         75,590,240
      Berger IPT-Large Cap Growth Fund                             365,582            248,203
      Berger IPT-Small Company Growth Fund                       8,959,747          8,655,099
      Delaware GPF Premium Small Cap Value Series                5,144,557          1,617,229
      Deutsche Asset Management VIT EAFE Equity Index           33,015,658         31,791,379
      Fund
      Deutsche Asset Management VIT Small Cap Index              5,701,692          4,784,057
      Fund
      Dreyfus VIF Growth & Income Portfolio                        778,823            194,058
      Dreyfus VIF Small Cap Portfolio                            7,756,210          6,601,125
      Federated International Equity Fund II                   106,248,022        106,216,442
      Federated Fund for U.S. Government Securities II          20,516,863          7,163,901
      INVESCO VIF-High Yield Fund                                4,128,869          3,095,603
      INVESCO VIF-Technology Fund                                2,196,360          1,983,408
      J.P. Morgan Series Trust II Small Company Fund             4,862,400          4,634,032
      Janus Aspen Series Flexible Income Portfolio              11,998,136          4,988,141
      Janus Aspen Series Worldwide Growth Portfolio             91,708,464         91,058,020
      Oppenheimer Global Securities Fund/VA                     12,883,487         10,453,518
      PBHG Insurance Series Large Cap Growth Portfolio             806,349            246,869
      Pimco VIT High Yield Portfolio                             1,503,266          1,219,382
      Safeco RST Equity Portfolio                                  440,643            208,440
      Schwab MarketTrack Growth Portfolio II                     1,488,702            214,898
      Schwab Money Market Portfolio                            385,608,278        339,598,491
      Schwab S & P 500 Portfolio                                11,006,473          3,696,082
      Strong VIF Mid-Cap Growth Fund II                          1,022,201            281,399
      Strong VIF Opportunity Fund II                             2,561,095          1,061,795
      Zurich Scudder SVS I Capital Growth Portfolio                645,102            323,616
      Zurich Scudder SVS II Small Cap Growth Portfolio           7,396,115          7,186,341
                                                             --------------    ---------------

      Total                                               $    817,557,984  $     717,196,049
                                                             ==============    ===============



4.      EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.


      Transfer Fees

      The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.    ACCUMULATION UNIT VALUES

      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 for the Schwab Select Annuity and for each of the two years in the period ended December 31, 2002 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.



                                                                                                       BERGER           DEUTSCHE
                                                                                                     IPT-SMALL           ASSET
                                          ALGER AMERICAN    AMERICAN CENTURY                       COMPANY GROWTH    MANAGEMENT VIT
                                              GROWTH        VP INTERNATIONAL     BARON CAPITAL         FUND           EAFE EQUITY
                                            PORTFOLIO          PORTFOLIO          ASSET FUND                          INDEX FUND
                                         ----------------- -------------------  ----------------  ----------------  ----------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85               0.85              0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $     12.19        $      10.82       $     10.42       $      8.11       $      5.76

 Number of Units Outstanding                    2,113,428             684,511         1,568,750         1,078,339           645,901
 Net Assets (000's)                           $    25,771        $      7,404       $    16,353       $     8,741       $     3,718
 Total Return                                    (33.56%)            (21.05%)          (14.93%)          (49.70%)          (22.26%)

                 2001
---------------------------------------
 Ending Unit Value                            $     18.35        $      13.70       $     12.25       $     16.11       $      7.40

 Number of Units Outstanding                    2,859,914             756,485         1,057,192         1,702,960           589,568
 Net Assets (000's)                           $    52,489       $      10,364       $    12,954       $    27,440       $     4,366
 Total Return                                    (12.56%)            (29.78%)            11.39%          (34.04%)          (25.35%)

                 2000
---------------------------------------
 Ending Unit Value                            $     20.99        $      19.51       $     11.00       $     24.43       $      9.92

 Number of Units Outstanding                    3,090,861             808,346           655,329         1,876,729           290,653
 Net Assets (000's)                           $    64,886       $      15,773       $     7,209       $    45,853       $     2,883
 Total Return                                    (15.50%)            (17.54%)           (3.51%)           (7.36%)          (17.33%)

                 1999
---------------------------------------
 Ending Unit Value                            $     24.84        $      23.66       $     11.40       $     26.37       $     12.00

 Number of Units Outstanding                    2,200,675             602,867           502,097         1,072,037           161,396
 Net Assets (000's)                           $    54,671       $      14,264       $     5,723       $    28,268       $     1,937
 Total Return                                      32.55%              62.72%            14.00%            89.85%            20.00%

                 1998
---------------------------------------
 Ending Unit Value                            $     18.74        $      14.54                         $     13.89

 Number of Units Outstanding                    1,306,403             560,117                             428,983
 Net Assets (000's)                           $    24,487        $      8,147                         $     5,959
 Total Return                                      46.87%              17.73%                               1.02%



   DEUTSCHE ASSET
   MANAGEMENT VIT
   SMALL CAP INDEX
        FUND

  -----------------

        0.85



       $      8.85

           930,019
       $     8,228
          (21.30%)



       $     11.24

           843,685
       $     9,484
             1.27%



       $     11.10

           464,935
       $     5,162
           (4.72%)



       $     11.65

           203,338
       $     2,369
            16.50%












                                                                                                                        (Continued)



                                                                                   FEDERATED         FEDERATED
                                            DREYFUS VIF        DREYFUS VIF         AMERICAN        FUND FOR U.S.       FEDERATED
                                           APPRECIATION     GROWTH & INCOME      LEADERS FUND       GOVERNMENT       UTILITY FUND
                                            PORTFOLIO          PORTFOLIO              II           SECURITIES II          II
                                         ----------------- -------------------  ----------------  ----------------  ----------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85               0.85              0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      7.49        $       7.08       $     12.86       $     14.23       $      8.26

 Number of Units Outstanding                    1,123,321             479,690         1,404,975         5,341,399           208,766
 Net Assets (000's)                           $     8,416        $      3,398       $    18,098       $    75,984       $     1,724
 Total Return                                    (17.42%)            (25.89%)          (20.89%)             8.13%          (24.60%)

                 2001
---------------------------------------
 Ending Unit Value                            $      9.07        $       9.56       $     16.26       $     13.16       $     10.95

 Number of Units Outstanding                      880,333             778,050         1,491,691         4,482,043           238,710
 Net Assets (000's)                           $     7,987        $      7,440       $    24,283       $    58,968       $     2,615
 Total Return                                    (10.09%)             (6.66%)           (5.01%)             6.10%          (14.49%)

                 2000
---------------------------------------
 Ending Unit Value                            $     10.09        $      10.24       $     17.12       $     12.40       $     12.81

 Number of Units Outstanding                      474,144             264,684         1,211,956         3,179,462           260,840
 Net Assets (000's)                           $     4,784        $      2,714       $    20,780       $    39,417       $     3,340
 Total Return                                     (1.46%)             (4.57%)             1.48%            10.03%           (9.66%)

                 1999
---------------------------------------
 Ending Unit Value                            $     10.24        $      10.73       $     16.87       $     11.27       $     14.18

 Number of Units Outstanding                      245,395              49,371         1,441,835         2,809,027           280,957
 Net Assets (000's)                           $     2,513         $       534       $    24,346       $    31,648       $     3,985
 Total Return                                       2.40%               7.30%             5.77%           (1.40%)             0.78%

                 1998
---------------------------------------
 Ending Unit Value                                                                  $     15.95       $     11.43       $     14.07

 Number of Units Outstanding                                                          1,761,482         2,136,709           416,024
 Net Assets (000's)                                                                 $    28,117       $    24,427       $     5,852
 Total Return                                                                            16.68%             6.72%            13.01%


       INVESCO
   VIF-CORE EQUITY
    INCOME FUND

  -----------------

        0.85



       $     13.01

         1,584,575
       $    20,623
          (19.82%)



       $     16.22

         2,191,193
       $    35,560
           (9.72%)



       $     17.97

         2,043,703
       $    36,739
             3.99%



       $     17.28

         1,752,510
       $    30,299
            13.83%



       $     15.18

         1,638,804
       $    24,882
            14.39%


                                                                                                                      (Continued)


                                                                                JANUS ASPEN                          JANUS ASPEN
                                                                                  SERIES                               SERIES
                                              INVESCO           INVESCO          FLEXIBLE         JANUS ASPEN       INTERNATIONAL
                                          VIF-HIGH YIELD    VIF-TECHNOLOGY        INCOME         SERIES GROWTH     GROWTH PORTFOLIO
                                               FUND              FUND            PORTFOLIO         PORTFOLIO
                                         ----------------- -----------------  ----------------  ----------------  ------------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85              0.85              0.85              0.85               0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      9.50       $      1.58       $     12.27       $     11.05        $       7.98

 Number of Units Outstanding                    1,586,371         3,230,415         3,619,361         2,411,606           1,715,998
 Net Assets (000's)                           $    15,065       $     5,117       $    44,421       $    26,640        $     13,686
 Total Return                                     (2.13%)          (47.30%)             9.54%          (27.13%)            (26.22%)

                 2001
---------------------------------------
 Ending Unit Value                            $      9.70       $      3.01       $     11.20       $     15.16        $      10.81

 Number of Units Outstanding                    1,802,549         4,253,860         2,866,207         3,590,948           2,109,314
 Net Assets (000's)                           $    17,491       $    12,785       $    32,113       $    54,439        $     22,800
 Total Return                                    (15.69%)          (46.33%)             6.81%          (25.40%)            (23.88%)

                 2000
---------------------------------------
 Ending Unit Value                            $     11.51       $      5.60       $     10.49       $     20.32        $      14.20

 Number of Units Outstanding                    1,919,249         4,296,975         1,624,948         4,289,162           2,082,710
 Net Assets (000's)                           $    22,081       $    24,047       $    17,043       $    87,143        $     29,582
 Total Return                                    (12.40%)          (44.00%)             5.43%          (15.26%)            (16.67%)

                 1999
---------------------------------------
 Ending Unit Value                            $     13.14                         $      9.95       $     23.98        $      17.04

 Number of Units Outstanding                    2,003,863                             838,445         3,396,683             772,937
 Net Assets (000's)                           $    26,326                         $     8,347       $    81,453        $     13,174
 Total Return                                       8.33%                             (0.50%)            42.82%              70.40%

                 1998
---------------------------------------
 Ending Unit Value                            $     12.13                                           $     16.79

 Number of Units Outstanding                    1,867,862                                             1,979,076
 Net Assets (000's)                           $    22,654                                           $    33,242
 Total Return                                       0.33%                                                34.43%


    JANUS ASPEN
      SERIES
     WORLDWIDE
       GROWTH
    PORTFOLIO
  ----------------

       0.85



      $     12.49

        2,821,900
      $    35,252
         (26.13%)



      $     16.91

        3,763,889
      $    63,654
         (23.09%)



      $     21.99

        4,803,181
      $   105,639
         (16.39%)



      $     26.30

        4,259,845
      $   112,048
           63.05%



      $     16.13

        3,616,710
      $    58,337
           27.81%


                                                                                                                        (Continued)


                                            PRUDENTIAL                             SAFECO RST           SCHWAB
                                           SERIES FUND                               GROWTH          MARKETTRACK        SCHWAB MONEY
                                          EQUITY CLASS II       SAFECO RST        OPPORTUNITIES          GROWTH            MARKET
                                            PORTFOLIO       EQUITY PORTFOLIO       PORTFOLIO         PORTFOLIO II        PORTFOLIO
                                         ----------------- -------------------  -----------------  -----------------  --------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85                0.85               0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      6.76        $       9.27        $      7.77       $      12.22      $     12.32

 Number of Units Outstanding                       57,585             530,496            795,324            881,998       11,154,891
 Net Assets (000's)                            $      389        $      4,918        $     6,178       $     10,778      $   137,495
 Total Return                                    (23.28%)            (26.54%)           (38.20%)           (16.16%)            0.47%

                 2001
---------------------------------------
 Ending Unit Value                            $      8.81        $      12.62        $     12.57       $      14.57      $     12.26

 Number of Units Outstanding                      119,514             859,655          1,066,369            896,576       13,479,708
 Net Assets (000's)                           $     1,053       $      10,848       $     13,404       $     13,067      $   165,358
 Total Return                                    (12.35%)            (10.18%)             18.14%            (9.19%)            2.80%

                 2000
---------------------------------------
 Ending Unit Value                            $     10.05        $      14.05        $     10.64       $      16.05      $     11.93

 Number of Units Outstanding                      159,971             940,488            576,155            818,621       12,387,477
 Net Assets (000's)                           $     1,607       $      13,212        $     6,131       $     13,138      $   147,767
 Total Return                                       2.03%            (11.52%)            (6.99%)            (5.64%)            5.11%

                 1999
---------------------------------------
 Ending Unit Value                            $      9.85        $      15.88        $     11.44       $      17.01      $     11.35

 Number of Units Outstanding                       32,428           1,065,919            155,643            560,533        9,858,627
 Net Assets (000's)                            $      320       $      16,928        $     1,780       $      9,532      $   111,967
 Total Return                                     (1.50%)               8.40%             14.40%             18.62%            3.84%

                 1998
---------------------------------------
 Ending Unit Value                                               $      14.65                          $      14.34      $     10.93

 Number of Units Outstanding                                        1,168,094                               447,514        6,647,088
 Net Assets (000's)                                             $      17,116                          $      6,416      $    72,692
 Total Return                                                          23.84%                                12.12%            4.19%



      SCHWAB S&P 500
       PORTFOLIO
    -----------------

          0.85



        $     12.62

          6,117,652
        $    77,178
           (23.05%)



        $     16.40

          6,729,128
        $   110,371
           (12.90%)



        $     18.83

          5,933,342
        $   111,752
           (10.12%)



        $     20.95

          5,457,283
        $   114,346
             19.44%



        $     17.54

          4,084,150
        $    71,644
             27.01%

                                                                                                                        (Continued)


                                                                           UNIVERSAL         ZURICH SCUDDER     ZURICH SCUDDER
                                                      STRONG MULTI       INSTITUTIONAL       SVS I CAPITAL     SVS I GROWTH &
                                                    CAP VALUE FUND      FUND U.S. REAL      GROWTH PORTFOLIO   INCOME PORTFOLIO
                                                          II           ESTATE PORTFOLIO
                                                   ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:
Expenses as a % of net assets                            0.85                0.85                0.85               0.85

                 2002
---------------------------------------
 Ending Unit Value                                      $       7.27        $      12.06        $       6.34       $       6.09

 Number of Units Outstanding                               1,361,907           1,059,611             320,017            244,202
 Net Assets (000's)                                     $      9,923        $     12,782        $      2,029       $      1,488
 Total Return                                               (23.82%)             (1.57%)            (29.78%)           (23.74%)

                 2001
---------------------------------------
 Ending Unit Value                                      $       9.54        $      12.26        $       9.03       $       7.99

 Number of Units Outstanding                               1,463,902             830,637             438,902            376,108
 Net Assets (000's)                                     $     13,995        $     10,186        $      3,964       $      3,006
 Total Return                                                  3.24%               8.94%            (20.08%)           (12.07%)

                 2000
---------------------------------------
 Ending Unit Value                                      $       9.24        $      11.25        $      11.30       $       9.09

 Number of Units Outstanding                                 553,906             786,877             403,433            190,165
 Net Assets (000's)                                     $      5,146        $      8,860        $      4,557       $      1,728
 Total Return                                                  6.94%              26.98%            (10.60%)            (2.88%)

                 1999
---------------------------------------
 Ending Unit Value                                      $       8.64        $       8.86        $      12.64       $       9.36

 Number of Units Outstanding                                  91,471             347,481             186,640             61,409
 Net Assets (000's)                                      $       817        $      3,083        $      2,360        $       575
 Total Return                                               (13.60%)             (4.22%)              26.40%            (6.40%)

                 1998
---------------------------------------
 Ending Unit Value                                                          $       9.25

 Number of Units Outstanding                                                     308,021
 Net Assets (000's)                                                         $      2,854
 Total Return                                                                   (12.41%)

                                                                                                                    (Concluded)





                                             ALGER AMERICAN BALANCED
                                                   PORTFOLIO                 ALGER AMERICAN GROWTH PORTFOLIO
                                       -----------------------------------  ----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets                0.65              0.70              0.65              0.70

                2002
--------------------------------------
 Ending Unit Value                          $      8.45       $      8.45       $      5.92       $      5.92

 Number of Units Outstanding                     53,444           169,538           147,192           137,994
 Net Assets (000's)                          $      452       $     1,432        $      872        $      816
 Total Return                                  (15.50%)          (15.50%)          (40.80%)          (40.80%)

                2001
--------------------------------------
 Ending Unit Value                          $      9.70       $      9.70       $      8.90       $      8.89

 Number of Units Outstanding                     10,478            44,719           110,022            53,244
 Net Assets (000's)                          $      102        $      434        $      979        $      474
 Total Return                                   (3.00%)           (3.00%)          (11.00%)          (11.10%)

                                                                                ALLIANCE BERNSTEIN VP REAL
                                          ALLIANCE VP GROWTH PORTFOLIO         ESTATE INVESTMENT PORTFOLIO
                                       -----------------------------------  ----------------------------------

Expenses as a % of net assets                0.65              0.70              0.65              0.70

                2002
--------------------------------------
 Ending Unit Value                          $      6.13       $      6.12       $     11.27       $     11.26

 Number of Units Outstanding                      8,011            33,931           218,785           111,891
 Net Assets (000's)                          $       49        $      208       $     2,465       $     1,260
 Total Return                                  (38.70%)          (38.80%)            12.70%            12.60%

                2001
--------------------------------------
 Ending Unit Value                          $      8.58       $      8.58       $     11.05       $     11.05

 Number of Units Outstanding                      3,673            11,322            48,102            16,327
 Net Assets (000's)                          $       32        $       97        $      532        $      180
 Total Return                                  (14.20%)          (14.20%)            10.50%            10.50%




      ALLIANCE VP GROWTH & INCOME
              PORTFOLIO
  -----------------------------------

        0.65              0.70



       $      7.27       $      7.26

           240,038           215,640
       $     1,745       $     1,567
          (27.30%)          (27.40%)



       $      9.39       $      9.38

            98,944            74,454
        $      929        $      699
           (6.10%)           (6.20%)

     ALLIANCE BERNSTEIN VP UTILITY
           INCOME PORTFOLIO
  -----------------------------------

        0.65              0.70



       $     10.68       $     10.68

               360             5,853
        $        4        $       62
             6.80%             6.80%



                                                                                                                     (Continued)



                                          AMERICAN CENTURY VP INCOME &             AMERICAN CENTURY VP
                                              GROWTH IV PORTFOLIO               INTERNATIONAL PORTFOLIO
                                       ----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70               0.65              0.70

                2002
-------------------------------------
 Ending Unit Value                         $      7.50       $      7.49        $      6.55       $      6.54

 Number of Units Outstanding                    35,723            46,045            111,688            84,012
 Net Assets (000's)                         $      268        $      345         $      731        $      549
 Total Return                                 (25.00%)          (25.10%)           (34.50%)          (34.60%)

                2001
-------------------------------------
 Ending Unit Value                         $      9.36       $      9.36        $      8.27       $      8.27

 Number of Units Outstanding                     3,158             5,696             76,030            27,288
 Net Assets (000's)                         $       30        $       53         $      629        $      226
 Total Return                                  (6.40%)           (6.40%)           (17.30%)          (17.30%)

                                        BERGER IPT-SMALL COMPANY GROWTH      DELAWARE GPF PREMIUM SMALL CAP
                                                     FUND                             VALUE SERIES
                                       ----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70               0.65              0.70

                2002
-------------------------------------
 Ending Unit Value                         $      4.03       $      4.03        $     10.03       $     10.02

 Number of Units Outstanding                   103,834            83,507            173,852           247,190
 Net Assets (000's)                         $      419        $      336        $     1,744       $     2,478
 Total Return                                 (59.70%)          (59.70%)              0.30%             0.20%

                2001
-------------------------------------
 Ending Unit Value                         $      8.00       $      8.00        $     10.71       $     10.70

 Number of Units Outstanding                    82,084            52,671             58,778            28,758
 Net Assets (000's)                         $      657        $      421         $      629        $      308
 Total Return                                 (20.00%)          (20.00%)              7.10%             7.00%



     BERGER IPT-LARGE CAP GROWTH
                FUND
  ----------------------------------

       0.65              0.70



      $      5.53       $      5.53

           23,980            18,670
       $      133        $      103
         (44.70%)          (44.70%)



      $      8.38       $      8.39

           14,808             8,729
       $      124        $       73
         (16.20%)          (16.10%)

    DEUTSCHE ASSET MANAGEMENT VIT
       EAFE EQUITY INDEX FUND
  ----------------------------------

       0.65              0.70



      $      6.40       $      6.39

          147,774            38,390
       $      946        $      245
         (36.00%)          (36.10%)



      $      8.21       $      8.21

           24,035            19,182
       $      197        $      157
         (17.90%)          (17.90%)


                                                                                                                        (Continued)


                                         DEUTSCHE ASSET MANAGEMENT VIT        DREYFUS VIF GROWTH & INCOME
                                             SMALL CAP INDEX FUND                      PORTFOLIO
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      7.98       $      7.97       $      6.92       $      6.92

 Number of Units Outstanding                    82,187           100,826            49,093            52,219
 Net Assets (000's)                         $      655        $      804        $      340        $      361
 Total Return                                 (20.20%)          (20.30%)          (30.80%)          (30.80%)

               2001
------------------------------------
 Ending Unit Value                         $     10.11       $     10.11       $      9.33       $      9.33

 Number of Units Outstanding                    36,498            41,813            10,283            19,175
 Net Assets (000's)                         $      369        $      423        $       96        $      179
 Total Return                                    1.10%             1.10%           (6.70%)           (6.70%)

                                        FEDERATED INTERNATIONAL EQUITY           FEDERATED FUND FOR US
                                                   FUND II                     GOVERNMENT SECURITIES II
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.03       $      6.03       $     10.69       $     10.68

 Number of Units Outstanding                    14,363            30,044           396,638           876,353
 Net Assets (000's)                         $       87        $      181       $     4,239       $     9,361
 Total Return                                 (39.70%)          (39.70%)             6.90%             6.80%

               2001
------------------------------------
 Ending Unit Value                         $      7.86       $      7.86

 Number of Units Outstanding                         2             1,778
 Net Assets (000's)                         $        -        $       14
 Total Return                                 (21.40%)          (21.40%)



    DREYFUS VIF SMALL CAP PORTFOLIO
  ----------------------------------

       0.65               0.70



      $      7.87        $      7.85

           99,056             91,862
       $      779         $      721
         (21.30%)           (21.50%)



      $      9.79        $      9.77

           46,287             33,176
       $      453         $      324
          (2.10%)            (2.30%)


      INVESCO VIF-HIGH YIELD FUND
  ----------------------------------

       0.65               0.70



      $      8.20        $      8.19

          155,933             61,147
      $     1,279         $      501
         (18.00%)           (18.10%)



      $      8.34        $      8.36

           60,110             35,883
       $      501         $      300
         (16.60%)           (16.40%)

                                                                                                                         (Continued)



                                                                              J.P. MORGAN SERIES TRUST II
                                          INVESCO VIF-TECHNOLOGY FUND             SMALL COMPANY FUND
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      3.81       $      3.79       $      7.62       $      7.62

 Number of Units Outstanding                    50,271            17,597            75,297            93,967
 Net Assets (000's)                         $      191        $       67        $      574        $      716
 Total Return                                 (61.90%)          (62.10%)          (23.80%)          (23.80%)

               2001
------------------------------------
 Ending Unit Value                         $      7.19       $      7.19       $      9.79       $      9.79

 Number of Units Outstanding                    35,530             8,092            73,404            64,994
 Net Assets (000's)                         $      256        $       58        $      719        $      636
 Total Return                                 (28.10%)          (28.10%)           (2.10%)           (2.10%)

                                         JANUS ASPEN SERIES WORLDWIDE        OPPENHEIMER GLOBAL SECURITIES
                                               GROWTH PORTFOLIO                         FUND/VA
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.27       $      6.26       $      7.33       $      7.33

 Number of Units Outstanding                   120,211           151,128           101,358           250,415
 Net Assets (000's)                         $      753        $      946        $      743       $     1,835
 Total Return                                 (37.30%)          (37.40%)          (26.70%)          (26.70%)

               2001
------------------------------------
 Ending Unit Value                         $      8.47       $      8.46       $      9.48       $      9.48

 Number of Units Outstanding                    99,987            60,207            28,571            31,709
 Net Assets (000's)                         $      846        $      510        $      271        $      300
 Total Return                                 (15.30%)          (15.40%)           (5.20%)           (5.20%)


      JANUS ASPEN SERIES FLEXIBLE
           INCOME PORTFOLIO
  ----------------------------------

       0.65               0.70



      $     11.43        $     11.42

          466,619            645,422
      $     5,331        $     7,369
           14.30%             14.20%



      $     10.41        $     10.41

          229,005            276,547
      $     2,384        $     2,878
            4.10%              4.10%

    PBHG INSURANCE SERIES LARGE CAP
           GROWTH PORTFOLIO
  ----------------------------------

       0.65               0.70



      $      5.93        $      5.93

           41,765             99,735
       $      248         $      591
         (40.70%)           (40.70%)



      $      8.45        $      8.45

           29,271             21,508
       $      247         $      182
         (15.50%)           (15.50%)


                                                                                                                        (Continued)




                                        PIMCO VIT HIGH YIELD PORTFOLIO        SAFECO RST EQUITY PORTFOLIO
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $     10.85       $     10.85       $      6.95       $      6.95

 Number of Units Outstanding                    18,423             8,425             4,202            31,022
 Net Assets (000's)                         $      200        $       91        $       29        $      216
 Total Return                                    8.50%             8.50%          (30.50%)          (30.50%)

               2001
------------------------------------
 Ending Unit Value                                                             $      9.45       $      9.45

 Number of Units Outstanding                                                           429             7,912
 Net Assets (000's)                                                             $        4        $       75
 Total Return                                                                      (5.50%)           (5.50%)


                                         SCHWAB MONEY MARKET PORTFOLIO          SCHWAB S&P 500 PORTFOLIO
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $     10.22       $     10.21       $      7.11       $      7.10

 Number of Units Outstanding                 3,373,801         3,429,753           769,309           748,969
 Net Assets (000's)                        $    34,478       $    35,022       $     5,470       $     5,321
 Total Return                                    2.20%             2.10%          (28.90%)          (29.00%)

               2001
------------------------------------
 Ending Unit Value                         $     10.15       $     10.15       $      9.23       $      9.22

 Number of Units Outstanding                 1,500,043           776,903           428,098           187,288
 Net Assets (000's)                        $    15,228       $     7,884       $     3,950       $     1,727
 Total Return                                    1.50%             1.50%           (7.70%)           (7.80%)


       SCHWAB MARKETTRACK GROWTH
             PORTFOLIO II
  ----------------------------------

       0.65               0.70



      $      7.95        $      7.95

           89,844            166,245
       $      714        $     1,321
         (20.50%)           (20.50%)



      $      9.47        $      9.46

           64,405             36,799
       $      610         $      348
          (5.30%)            (5.40%)

    STRONG VIF MID-CAP GROWTH FUND
                  II
  ----------------------------------

       0.65               0.70



      $      4.98        $      4.98

           77,343            126,654
       $      386         $      630
         (50.20%)           (50.20%)



      $      8.03        $      8.03

           27,603             58,974
       $      222         $      474
         (19.70%)           (19.70%)


                                                                                                                        (Continued)



                                                                              ZURICH SCUDDER SVS I CAPITAL
                                        STRONG VIF OPPORTUNITY FUND II             GROWTH PORTFOLIO
                                      -----------------------------------  ----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.91       $      6.90       $      6.15       $      6.15

 Number of Units Outstanding                   167,207           162,242            28,641            30,590
 Net Assets (000's)                        $     1,156       $     1,120        $      176        $      188
 Total Return                                 (30.90%)          (31.00%)          (38.50%)          (38.50%)

               2001
------------------------------------
 Ending Unit Value                         $      9.50       $      9.50       $      8.75       $      8.74

 Number of Units Outstanding                   113,694            53,594            13,756             7,975
 Net Assets (000's)                        $     1,081        $      509        $      120        $       70
 Total Return                                  (5.00%)           (5.00%)          (12.50%)          (12.60%)





    ZURICH SCUDDER SVS II SMALL CAP
           GROWTH PORTFOLIO
  -----------------------------------

       0.65               0.70



      $      5.67        $      5.66

           16,037             33,680
       $       91         $      191
         (43.30%)           (43.40%)



      $      8.57        $      8.57

           12,369              6,754
       $      106         $       58
         (14.30%)           (14.30%)




                                                                                       (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

1. ORGANIZATION

      The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

      Schwab Select Annuity:                                   Purchases           Sales
                                                             --------------    ---------------
      Alger American Growth Portfolio                     $     11,367,850  $      22,333,512
      American Century VP International Portfolio               63,249,581         65,619,128
      Baron Capital Asset Fund                                  13,744,098          7,414,651
      Berger IPT-Small Company Growth Fund                       2,186,506          9,172,533
      Deutsche Asset Management VIT EAFE Equity Index           40,523,157         41,161,596
      Fund
      Deutsche Asset Management VIT Small Cap Index              7,336,972          6,123,249
      Fund
      Dreyfus VIF Appreciation Portfolio                       223,283,656        219,911,988
      Dreyfus VIF Growth & Income Portfolio                      1,894,251          4,379,573
      Federated American Leaders Fund II                         4,718,765          5,558,211
      Federated Fund for U.S. Government Securities II          41,297,458         28,970,840
      Federated Utility Fund II                                  1,478,191          1,588,504
      INVESCO VIF-Core Equity  Fund                              3,711,146         11,924,060
      INVESCO VIF-High Yield Fund                               11,116,181         11,312,999
      INVESCO VIF-Technology Fund                                3,566,744          5,938,698
      Janus Aspen Series Flexible Income Portfolio              35,176,419         24,926,563
      Janus Aspen Series Growth Portfolio                        2,225,767         17,557,264
      Janus Aspen Series International Growth Portfolio        155,377,052        160,720,479
      Janus Aspen Series Worldwide Growth Portfolio            197,520,553        212,526,835
      Montgomery Variable Series Growth Fund                       274,268          4,368,033
      Prudential Series Fund Equity Class II Portfolio             140,594            676,377
      Safeco RST Equity Portfolio                                1,452,335          4,996,903
      Safeco RST Growth Opportunities Portfolio                 16,457,542         19,466,878
      Schwab MarketTrack Growth Portfolio II                     5,124,623          5,081,470
      Schwab Money Market Portfolio                            274,361,307        297,882,486
      Schwab S & P 500 Portfolio                                29,358,681         35,899,759
      Strong Multi Cap Value Fund II                            27,196,308         26,587,903
      Universal Institutional Fund U.S. Real Estate             12,559,570          9,036,145
      Portfolio
      Zurich Scudder SVS I Capital Growth Portfolio                770,307          1,689,914
      Zurich Scudder SVS I Growth & Income Portfolio               754,966          1,730,204
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $  1,188,224,848  $   1,264,556,755
                                                             ==============    ===============




      Schwab Signature Annuity:                                Purchases           Sales
                                                             --------------    ---------------

      Alger American Balanced Portfolio                   $      1,840,231  $         369,417
      Alger American Growth Portfolio                            1,908,859            966,781
      Alliance VP Growth & Income Portfolio                      3,158,619            719,593
      Alliance VP Growth Portfolio                                 336,445            148,788
      Alliance Bernstein VP Real Estate Investment               4,792,727          1,633,071
      Portfolio
      Alliance Bernstein VP Utility Income Portfolio               116,010             49,114
      American Century VP Income & Growth IV Portfolio             793,987            197,517
      American Century VP International Portfolio               75,868,012         75,590,240
      Berger IPT-Large Cap Growth Fund                             365,582            248,203
      Berger IPT-Small Company Growth Fund                       8,959,747          8,655,099
      Delaware GPF Premium Small Cap Value Series                5,144,557          1,617,229
      Deutsche Asset Management VIT EAFE Equity Index           33,015,658         31,791,379
      Fund
      Deutsche Asset Management VIT Small Cap Index              5,701,692          4,784,057
      Fund
      Dreyfus VIF Growth & Income Portfolio                        778,823            194,058
      Dreyfus VIF Small Cap Portfolio                            7,756,210          6,601,125
      Federated International Equity Fund II                   106,248,022        106,216,442
      Federated Fund for U.S. Government Securities II          20,516,863          7,163,901
      INVESCO VIF-High Yield Fund                                4,128,869          3,095,603
      INVESCO VIF-Technology Fund                                2,196,360          1,983,408
      J.P. Morgan Series Trust II Small Company Fund             4,862,400          4,634,032
      Janus Aspen Series Flexible Income Portfolio              11,998,136          4,988,141
      Janus Aspen Series Worldwide Growth Portfolio             91,708,464         91,058,020
      Oppenheimer Global Securities Fund/VA                     12,883,487         10,453,518
      PBHG Insurance Series Large Cap Growth Portfolio             806,349            246,869
      Pimco VIT High Yield Portfolio                             1,503,266          1,219,382
      Safeco RST Equity Portfolio                                  440,643            208,440
      Schwab MarketTrack Growth Portfolio II                     1,488,702            214,898
      Schwab Money Market Portfolio                            385,608,278        339,598,491
      Schwab S & P 500 Portfolio                                11,006,473          3,696,082
      Strong VIF Mid-Cap Growth Fund II                          1,022,201            281,399
      Strong VIF Opportunity Fund II                             2,561,095          1,061,795
      Zurich Scudder SVS I Capital Growth Portfolio                645,102            323,616
      Zurich Scudder SVS II Small Cap Growth Portfolio           7,396,115          7,186,341
                                                             --------------    ---------------

      Total                                               $    817,557,984  $     717,196,049
                                                             ==============    ===============



4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

      Transfer Fees

      The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 for the Schwab Select Annuity and for each of the two years in the period ended December 31, 2002 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2001, 2000, and 1999 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



January 28, 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Denver, Colorado
January 28, 2002

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2001 AND 2000

====================================================================================================================================
(Dollars in Thousands)
                                                                             2001                      2000
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
    (amortized cost $9,904,453 and $9,372,009)                      $        10,116,175        $         9,419,865
  Common stock, at fair value (cost $74,107 and
    $68,472)                                                                     73,344                     95,036
  Mortgage loans on real estate (net of allowances
    of $57,654 and $61,242)                                                     613,453                    843,371
  Real estate                                                                   112,681                    106,690
  Policy loans                                                                3,000,441                  2,809,973
  Short-term investments, available-for-sale (cost
    $427,398 and $414,382)                                                      424,730                    414,382
                                                                    -----------------------    ----------------------

         Total Investments                                                   14,340,824                 13,689,317

OTHER ASSETS:
  Cash                                                                          213,731                    153,977
  Reinsurance receivable
    Related party                                                                 3,678                      4,297
    Other                                                                       278,674                    229,671
  Deferred policy acquisition costs                                             275,570                    279,688
  Investment income due and accrued                                             130,775                    139,152
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $53,431 and $34,700)                                                         89,533                    227,803
  Premiums in course of collection (net of
     allowances of $22,217 and $18,700)                                          99,811                    190,987
  Deferred income taxes                                                         149,140                    138,842
  Other assets                                                                  644,774                    462,515
SEPARATE ACCOUNT ASSETS                                                      12,584,661                 12,381,137
                                                                    -----------------------    ----------------------





TOTAL ASSETS                                                        $        28,811,171        $        27,897,386
                                                                    =======================    ======================

                                                                                                    (Continued)


====================================================================================================================================
                                                                                      2001                2000
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                             $      532,374      $      547,558
      Other                                                                         11,679,122          11,497,442
    Policy and contract claims                                                         401,389             441,326
    Policyholders' funds                                                               242,916             266,235
    Provision for policyholders' dividends                                              74,740              72,716
    Undistributed earnings on participating business                                   163,086             165,754
GENERAL LIABILITIES:
    Due to GWL                                                                          41,874              43,081
    Due to GWL&A Financial                                                             251,059             171,347
    Repurchase agreements                                                              250,889
    Commercial paper                                                                    97,046              97,631
    Other liabilities                                                                1,021,541             785,730
SEPARATE ACCOUNT LIABILITIES                                                        12,584,661          12,381,137
                                                                                -----------------   -----------------
         Total Liabilities                                                          27,340,697          26,469,957
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         712,801             717,704
    Accumulated other comprehensive income                                              76,507              33,672
    Retained earnings                                                                  674,134             669,021
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,470,474           1,427,429
                                                                                -----------------   -----------------




TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                      $   28,811,171      $   27,897,386
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

====================================================================================================================================
(Dollars in Thousands)
                                                                   2001                2000               1999
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                             $      18,144      $      20,853      $      23,233
    Other (net of premiums ceded totaling
      $82,028, $115,404, and $85,803)                             1,185,495          1,311,713          1,139,950
  Fee income                                                        947,255            871,627            635,147
  Net investment income (expense)
    Related party                                                   (14,546)           (14,517)           (10,923)
    Other                                                           955,880            945,958            886,869
  Net realized gains on investments                                  46,825             28,283              1,084
                                                              ----------------   -----------------  -----------------
                                                                  3,139,053          3,163,917          2,675,360

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $40,144,
    $62,803, and $80,681)                                         1,029,495          1,122,560            970,250
  Increase in reserves                                               58,433             53,550             33,631
  Interest paid or credited to contractholders                      530,027            490,131            494,081
  Provision for policyholders' share of earnings
    on participating business                                         2,182              5,188             13,716
  Dividends to policyholders                                         76,460             74,443             70,161
                                                              ----------------   -----------------  -----------------
                                                                  1,696,597          1,745,872          1,581,839


  Commissions                                                       197,099            204,444            173,405
  Operating expenses (income):
    Related party                                                    (1,043)              (704)              (768)
    Other                                                           794,731            775,885            593,575
  Premium taxes                                                      36,911             45,286             38,329
  Special charges                                                   127,040
                                                              ----------------   -----------------  -----------------
                                                                  2,851,335          2,770,783          2,386,380


INCOME BEFORE INCOME TAXES                                          287,718            393,134            288,980
PROVISION FOR INCOME TAXES:
  Current                                                           136,965            108,509             72,039
  Deferred                                                          (41,993)            25,531             11,223
                                                              ----------------   -----------------  -----------------
                                                                     94,972            134,040             83,262

                                                              ----------------   -----------------  -----------------
NET INCOME                                                    $     192,746      $     259,094      $     205,718
                                                              ================   =================  =================



See notes to consolidated financial statements.

------------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                                             Accumulated
                                      Preferred Stock           Common Stock      Additional     Other
                                  --------------------- ------------------------  Paid-in    Comprehensive   Retained
                                   Shares       Amount     Shares        Amount   Capital    Income (Loss)   Earnings      Total
                                  ---------   --------- -------------  ---------  ---------  -------------  ---------- -------------
BALANCES, JANUARY 1, 1999              0      $     0    7,032,000     $ 7,032    $699,556   $   61,560     $ 430,411  $  1,198,559
   Net income                                                                                                 205,718       205,718
   Other comprehensive loss                                                                    (146,421)                   (146,421)
                                                                                                                       -------------
Total comprehensive income                                                                                                   59,297
                                                                                                                       -------------
Dividends                                                                                                     (92,053)      (92,053)
Income tax benefit on stock
  compensation                                                                         760                                      760
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 1999            0            0    7,032,000       7,032     700,316      (84,861)      544,076     1,166,563
   Net income                                                                                                 259,094       259,094
   Other comprehensive income                                                                   118,533                     118,533
                                                                                                                       -------------
Total comprehensive income                                                                                                  377,627
                                                                                                                       -------------
Dividends                                                                                                    (134,149)     (134,149)
Capital contributions -
  Parent stock options                                                              15,052                                   15,052
Income tax benefit on stock
  compensation                                                                       2,336                                    2,336
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 2000            0      $     0    7,032,000     $ 7,032    $717,704   $   33,672     $ 669,021  $  1,427,429
   Net income                                                                                                 192,746       192,746
   Other comprehensive income                                                                    42,835                      42,835
                                                                                                                       -------------
Total comprehensive income                                                                                                  235,581
                                                                                                                       -------------
Dividends                                                                                                    (187,633)     (187,633)
Capital contributions adjustment -
  Parent stock options                                                             (12,098)                                 (12,098)
Income tax benefit on stock
   compensation                                                                      7,195                                    7,195
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 2001            0      $     0    7,032,000     $ 7,032    $712,801   $   76,507     $ 674,134  $  1,470,474
                                  =========   ========= =============  =========  =========  ============   ========== =============



See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                    2001               2000               1999
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                                  $     192,746      $     259,094      $     205,718
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                                 2,182              5,188             13,716
      Amortization of investments                                   (82,955)           (62,428)           (22,514)
      Net realized gains on investments                             (46,825)           (28,283)            (1,084)
      Depreciation and amortization (including
        goodwill impairment)                                         62,101             41,693             47,339
      Deferred income taxes                                         (41,993)            25,531             11,223
      Stock compensation (adjustment)                               (12,098)            15,052
  Changes in assets and liabilities, net of
    effects from acquisitions:
      Policy benefit liabilities                                    334,025            310,511            650,959
      Reinsurance receivable                                        (48,384)           (35,368)            19,636
      Receivables                                                   196,805           (128,382)           (37,482)
      Other, net                                                     44,232           (118,221)          (136,476)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   599,836            284,387            751,035
                                                              -----------------  -----------------  -----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                         8,571
           Maturities and redemptions                                                  323,728            520,511
         Available-for-sale
           Sales                                                  5,201,692          1,460,672          3,176,802
           Maturities and redemptions                             1,244,547            887,420            822,606
    Mortgage loans                                                  224,810            139,671            165,104
    Real estate                                                                          8,910              5,098
    Common stock                                                     38,331             61,889             18,116
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                             (100,524)          (563,285)
         Available-for-sale                                      (6,878,213)        (2,866,228)        (4,019,465)
    Mortgage loans                                                                      (4,208)            (2,720)
    Real estate                                                      (3,124)           (20,570)           (41,482)
    Common stock                                                    (27,777)           (52,972)           (19,698)
    Acquisitions, net of cash acquired                                                  82,214
                                                              -----------------  -----------------  -----------------
        Net cash provided by (used in)
           investing activities                               $    (199,734)     $     (71,427)     $      61,587
                                                              =================  =================  =================
                                                                                                      (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                    2001               2000               1999
                                                             -----------------   -----------------  -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                      $     (483,285)     $    (220,167)     $    (583,900)
  Due to GWL                                                         (1,207)             7,102            (16,898)
  Due to GWL&A Financial                                             81,473              3,665            175,035
  Dividends paid                                                   (187,633)          (134,149)           (92,053)
  Net commercial paper borrowings
     (repayments)                                                      (585)            97,631            (39,731)
  Net repurchase agreements borrowings
     (repayments)                                                   250,889            (80,579)          (163,680)
                                                              -----------------  -----------------  -----------------
         Net cash used in financing activities                     (340,348)          (326,497)          (721,227)
                                                              -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN CASH                                      59,754           (113,537)            91,395

CASH, BEGINNING OF YEAR                                             153,977            267,514            176,119
                                                              -----------------  -----------------  -----------------

CASH, END OF YEAR                                             $     213,731      $     153,977      $     267,514
                                                              =================  =================  =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                              $      59,895      $      78,510      $      76,150
    Interest                                                         17,529             21,060             14,125

Non-cash financing activity:
  Effect of capital - Parent stock options                          (12,098)            15,052


See notes to consolidated financial statements.                                                       (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
(Amounts in Thousands, except Share Amounts)
================================================================================

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

       1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses reported as accumulated other comprehensive income
              (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4.     Investments in common stock are carried at fair value.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $44,914 and $35,409 are included in other assets at December 31, 2001, and 2000, respectively. The Company capitalized, net of depreciation, $6,896, $17,309 and $18,099 of internal use software development costs for the years ended December 31, 2001, 2000 and 1999, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,096, $36,834, and $43,512 in 2001, 2000, and 1999, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,941,905 and $7,762,065 at December 31, 2001 and 2000, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,188,553 and $4,189,716 at December 31, 2001 and 2000, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,837,611 and $4,557,599 at December 31, 2001 and 2000,
       respectively. Participating business approximates 25.8%, 28.6%, and 31.0% of the Company's ordinary life insurance in force and 85.4%, 85.2%, and 94.0% of ordinary life insurance premium income for the years ended December 31, 2001, 2000, and 1999, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Effective January 1, 2001, the Company adopted Financial Account Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." SFAS 138 requires all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. The adoption of SFAS No. 133 resulted in an approximate $1,000 after-tax increase to accumulated other comprehensive income, which has been included in the current year change in other comprehensive income in the Statement of Stockholder's Equity.

       Hedge ineffectiveness of $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the year ended December 31, 2001.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $469 were reclassified to net investment income in 2001. The Company estimates that $563 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

       Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.1%, 6.2%, and 6.2% in 2001, 2000, and 1999.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) is considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

       Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.
       141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002 and, although it is still reviewing the provisions of this Statement, management's preliminary assessment is that the Statement will not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

       Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company is not expected to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

       Investment management revenue                            $       186       $       120        $       130
       Administrative and underwriting revenue                        1,043               704                768


       At December 31, 2001 and 2000, due to GWL includes $16,536 and $17,743 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2001 and 2000, due to GWL&A Financial includes $76,024 and $(3,688) due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,732, $14,637, and $11,053 for the years ended December 31, 2001,
       2000, and 1999, respectively.

4.     ALLOWANCES ON POLICYHOLDER RECEIVABLES

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Allowances for amounts receivable related to uninsured accident and health plan claims:


                                                                       2001               2000               1999
                                                                  --------------    ---------------    ---------------

       Balance, beginning of year                                 $     34,700      $     31,200       $     31,200
       Provisions charged to operations                                 50,500             7,700              4,500
       Amounts written off - net                                       (31,769)           (4,200)            (4,500)
                                                                  --------------    ---------------    ---------------
       Balance, end of year                                       $     53,431      $     34,700       $     31,200
                                                                  ==============    ===============    ===============

       Allowances for premiums in course of collection:

                                                                      2001               2000               1999
                                                                  --------------    ---------------    ---------------

       Balance, beginning of year                                 $     18,700      $     13,900       $     13,900
       Provisions charged to operations                                 29,642            14,500              2,500
       Amounts written off - net                                       (26,125)           (9,700)            (2,500)
                                                                  --------------    ---------------    ---------------
       Balance, end of year                                       $     22,217      $     18,700       $     13,900
                                                                  ==============    ===============    ===============

5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2001 and 2000, the reinsurance receivable had a carrying value of $282,352 and $233,968, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:

                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
       December 31, 2001:
        Life insurance in force:
          Individual            $  43,370,006     $   8,330,282     $   7,399,250        42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 100,020,096     $   8,330,282     $  17,288,046     $ 108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     384,688     $      32,820     $      37,442     $     389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,215,658     $      81,821     $      80,192     $   1,214,029
                                ===============   ================  ================  ================



                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
       December 31, 2000:
        Life insurance in force:
          Individual            $  39,067,268     $   5,727,745     $   7,563,302     $  40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 114,767,388     $   5,727,745     $  28,174,198     $ 137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     349,097     $      35,448     $      88,994     $     402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,176,141     $     115,153     $     264,288     $   1,325,276
                                ===============   ================  ================  ================

       December 31, 1999:
        Life insurance in force:
          Individual            $  35,362,934     $   5,195,961     $   8,467,877     $  38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 116,080,132     $   5,195,961     $  10,680,618     $ 121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     306,101     $      27,399     $      46,715     $     325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,107,856     $      85,646     $     126,468     $   1,148,678
                                ===============   ================  ================  ================

6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
       Investment income:
        Fixed maturities and short-term
          Investments                                           $    693,573      $    675,200       $    635,601
        Common stock                                                   4,882             1,584              1,345
        Mortgage loans on real estate                                 69,237            80,775             88,033
        Real estate                                                   22,335            22,068             19,618
        Policy loans                                                 204,198           191,320            167,109
        Other                                                            101               120                138
                                                                ---------------   ---------------    ---------------
                                                                     994,326           971,067            911,844
       Investment expenses, including interest on
        amounts charged by the related parties
        of $14,732, $14,637, and $11,053                              52,992            39,626             35,898
                                                                ---------------   ---------------    ---------------
       Net investment income                                    $    941,334      $    931,441       $    875,946
                                                                ===============   ===============    ===============


       Net realized gains (losses) on investments are as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
       Realized gains (losses):
        Fixed maturities                                        $     32,116      $    (16,752)      $     (8,321)
        Common stock                                                  13,052            33,411                463
        Mortgage loans on real estate                                  1,657             2,207              1,429
        Real estate                                                                        490                513
        Provisions                                                                       8,927              7,000
                                                                ---------------   ---------------    ---------------
       Net realized gains on investments                        $     46,825      $     28,283       $      1,084
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S. Government
          Agencies                     $  1,744,590    $   45,585      $    7,577      $ 1,782,598     $ 1,782,598
        Collateralized mortgage
          obligations                       435,074         9,900             125          444,849         444,849
        Public utilities                    647,754        22,823           5,997          664,580         664,580
        Corporate bonds                   2,943,635       114,871          71,504        2,987,002       2,987,002
        Foreign governments                  26,466         1,824                           28,290          28,290
        State and municipalities            935,758        35,462           3,955          967,265         967,265
        Direct mortgage pass-
          through certificates              345,979         2,537           2,840          345,676         345,676
        Mortgage-backed
          Securities - other                 97,136         7,020                          104,156         104,156
        Asset backed securities           2,728,061        76,187          12,489        2,791,759       2,791,759
                                       ------------    ------------    ------------    ------------    ------------
                                       $  9,904,453    $  316,209      $  104,487      $10,116,175     $10,116,175
                                       ============    ============    ============    ============    ============

       Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S.Government
          Agencies                     $  1,115,926    $   14,528      $    3,483      $ 1,126,971     $ 1,126,971
        Collateralized mortgage
          obligations                       708,707         8,592           7,201          710,098         710,098
        Public utilities                    654,729        13,251           7,063          660,917         660,917
        Corporate bonds                   3,036,921        66,903          85,559        3,018,265       3,018,265
        Foreign governments                  49,505         1,019             376           50,148          50,148
        State and municipalities            815,246        20,424           6,502          829,168         829,168
        Direct mortgage pass-
          through certificates              356,975         2,719           1,091          358,603         358,603
        Mortgage-backed
          Securities - other                100,786         5,401             363          105,824         105,824
        Asset backed securities           2,533,214        46,602          19,945        2,559,871       2,559,871
                                       ------------    ------------    ------------    ------------    ------------
                                       $  9,372,009    $  179,439      $  131,583      $ 9,419,865     $ 9,419,865
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2001, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized           Estimated
                                                 Cost             Fair Value
                                            ----------------    ----------------
       Due in one year or less              $       614,336     $       627,259
       Due after one year
         through five years                       2,481,589           2,579,308
       Due after five years
         through ten years                        1,171,127           1,189,693
       Due after ten years                          848,427             838,494
       Mortgage-backed
         Securities                               2,060,913           2,089,662
       Asset-backed securities                    2,728,061           2,791,759
                                            ----------------    ----------------
                                            $     9,904,453     $    10,116,175
                                            ================    ================

       Proceeds from sales of securities available-for-sale were $5,201,737, $1,460,672, and $3,176,802 during 2001, 2000, and 1999, respectively. The realized gains on such sales totaled $42,343, $8,015, and $10,080 for 2001, 2000, and 1999, respectively. The realized losses totaled $10,186, $24,053, and $19,720 for 2001, 2000, and 1999, respectively. During the years 2001, 2000, and 1999, held-to-maturity securities with amortized cost of $0, $8,571, and $0 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2001 and 2000, pursuant to fully collateralized securities lending arrangements, the Company had loaned $278,471 and $208,702 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market and foreign exchange risk.

       The following table summarizes the 2001 financial hedge instruments:

                                             Notional                 Strike/Swap
       December 31, 2001                      Amount                     Rate                       Maturity
       -------------------------------    ---------------    ------------------------------    --------------------
       Interest Rate Caps                 $   1,402,000          6.75% - 11.65% (CMT)             01/02 - 01/05
       Interest Rate Swaps                      365,018              3.13% - 7.32%                01/02- 12/06
       Foreign Currency
         Exchange Contracts                      13,585                   N/A                     06/05 - 07/06
       Options     Calls                        191,300                 Various                   01/02 - 01/06
                   Puts                         131,000                 Various                   12/01 - 12/02

       The following table summarizes the 2000 financial hedge instruments:

                                             Notional                  Strike/Swap
       December 31, 2000                      Amount                      Rate                        Maturity
       -------------------------------    ---------------    --------------------------------    --------------------
       Interest Rate Futures              $     171,800               5.17% - 5.68%                     3/01
       Interest Rate Caps                     1,562,000           7.64% - 11.82% (CMT)              6/00 - 12/06
       Interest Rate Swaps                      300,041               5.00% - 8.62%                 1/01 - 12/06
       Foreign Currency
         Exchange Contracts                      18,371                    N/A                       6/05 - 7/06
       Options     Calls                        111,400                  Various                    5/01 - 11/05

       CMT - Constant Maturity Treasury Rate


       The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2001, approximately 29% of the Company's mortgage loans were collateralized by real estate located in California.

       The following is information with respect to impaired mortgage loans:

                                                                                    2001                2000
                                                                               ----------------    ----------------

       Loans, net of related allowance for credit losses of
         $13,018 and $12,777                                                   $         6,300     $         9,116
       Loans with no related allowance for credit losses                                 5,180              12,954
       Average balance of impaired loans during the year                                31,554              39,321
       Interest income recognized (while impaired)                                       1,617               1,648
       Interest income received and recorded (while impaired)
         Using the cash basis method of recognition                                      1,744               1,632


       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $56,258 and $73,518 at December 31, 2001 and 2000, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

       Balance, beginning of year                               $      61,242     $      77,416      $      83,416
       Provision for loan losses                                                         (8,927)            (7,000)
       Charge-offs                                                     (3,588)           (7,247)
       Recoveries                                                                                            1,000
                                                                ---------------   ---------------    ---------------
       Balance, end of year                                     $      57,654     $      61,242      $      77,416
                                                                ===============   ===============    ===============

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2001, commercial paper outstanding of $97,046 had a maturity of 4 days and an interest rate of 2.55%. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%.

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2001                                  2000
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
       ASSETS:
         Fixed maturities and
           short-term investments            $  10,540,905      $  10,540,905      $   9,834,247     $   9,834,247
         Mortgage loans on real
           estate                                  613,453            624,102            843,371           856,848
         Policy loans                            3,000,441          3,000,441          2,809,973         2,809,973
         Common stock                               73,344             73,344             95,036            95,036

       LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,188,553          4,210,759          4,189,716         4,204,907
         Policyholders' funds                      242,916            242,916            266,235           266,235
         Due to GWL                                 41,874             41,441             43,081            41,332
         Due to GWL&A Financial                    251,059            251,059            171,347           158,222
         Commercial paper                           97,046             97,046             97,631            97,631
         Repurchase agreements                     250,889            250,889


       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair-value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $20,617 and $7,188 at December 31, 2001 and 2000, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2001.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $33 and $1,858 of liabilities in 2001 and 2000, respectively. Included in the net asset position for foreign currency exchange contracts are $127 and $0 of liabilities in 2001 and 2000, respectively.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2001, 2000, and 1999 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2001         2000        1999         2001        2000        1999
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning     $ 140,563   $  126,130   $ 131,305   $  33,018    $ 29,228    $  19,944
      of year
      Service cost                            8,093        7,062       7,853       3,331       2,305        2,186
      Interest cost                           9,718        9,475       8,359       3,303       2,167        1,652
      Acquisition of new employees                                     4,155       7,823
      Actuarial (gain) loss                  (2,640)       2,510     (22,363)     11,401                    3,616
      Prior service for former Alta
        employees                                                                                           2,471
      Benefits paid                          (5,213)      (4,614)     (3,179)     (1,015)       (682)        (641)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 193,511   $  192,093   $ 183,136   $            $           $
      Actual return on plan assets             (637)       6,032      12,055
      Addition of former Alta employees
        and other adjustments                                             81
      Benefits paid                          (5,213)      (4,614)     (3,179)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      187,661      193,511     192,093
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status               37,140       52,948      65,963      (57,861)    (33,018)     (29,228)
      Unrecognized net actuarial (gain)      (1,499)     (15,239)    (30,161)     14,659       3,430        3,464
      loss
      Unrecognized prior service cost         2,533        3,073       3,614       9,326       2,148        2,310
      Unrecognized net obligation or
      (asset)
        at transition                       (15,142)     (16,655)    (18,170)     12,120      12,928       13,736
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost      $  23,032   $   24,127   $  21,246   $  (21,756)  $ (14,512)  $  (9,718)
                                            =========    =========   =========    =========   =========    ========

      Components of net periodic
      benefit cost
      Service cost                        $   8,093   $    7,062   $   7,853   $   3,331    $  2,305    $   2,186
      Interest cost                           9,718        9,475       8,360       3,303       2,167        1,652
      Expected return on plan assets        (15,276)     (17,567)    (15,664)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            541          541         541         645         162          162
      Amortization of gain from earlier
        periods                                (467)        (879)        (80)        172          34           38
                                            ---------    ---------                ---------   ---------    --------
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   1,095   $   (2,882)  $    (504)  $   8,259    $  5,476    $   4,846
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           7.25%        7.50%       7.50%        7.25%       7.50%        7.50%
      Expected return on plan assets          8.00%        9.25%       8.50%        8.00%       9.25%        8.50%
      Rate of compensation increase           4.00%        5.00%       5.00%        4.00%       5.00%        5.00%


       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2001, 2000, or 1999.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                    $          2,246         $         (1,465)
      Increase (decrease) on post-retirement benefit                             12,877                   (9,914)
        obligation


       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2001, 2000, and 1999 totaled $7,773, $6,130, and $5,504, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,033, $19,264, and $17,367 for years ending December 31, 2001, 2000, and 1999, respectively. The participant deferrals earn interest at 7.2% at December 31, 2001, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2001, 2000, and 1999 was $1,434, $1,358, and $1,231,
       respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2001, 2000, and 1999 was $2,726, $3,023, and $3,002,
       respectively. The total liability of $20,881 and $18,794 as of December 31, 2001 and 2000 is included in other liabilities.

11.    FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2001            2000             1999
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Change in tax rate resulting from:
        Settlement of GWL tax exposures                                                                  (5.9)
         Investment income not subject
           to federal tax                                               (1.7)           (0.9)
        Other, net                                                      (0.3)                            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             33.0   %        34.1   %         28.8   %
                                                                  ============    ============     ============

       The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

       Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

       Temporary differences of which give rise to the deferred tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                               2001                              2000
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred           Deferred        Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      157,703   $                 $       114,074  $
      Deferred policy acquisition costs                                   47,101                           48,543
      Deferred acquisition cost
        proxy tax                                     113,505                             110,239
      Investment assets                                                   88,595                           35,714
      Allowance for uncollectibles                     10,570
      Net operating loss carryforwards                    444                                 444
      Other                                             2,614                                 103
                                                  -------------    --------------    -------------    -------------
               Subtotal                               284,836            135,696          224,860          84,257
      Valuation allowance                                                                  (1,761)
                                                  -------------    --------------    -------------    -------------
               Total Deferred Taxes            $      284,836   $        135,696  $       223,099  $       84,257
                                                  =============    ==============    =============    =============

       Amounts included in investment assets above include $40,122 and $21,228 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2001 and 2000, respectively.

       The Company will file a consolidated tax return for 2001. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2001, the Company's subsidiaries had approximately $1,269 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2001 and 2000, respectively.

       The Company's valuation allowance was decreased in 2001, 2000, and 1999 by $1,761, $0, and $(17), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.    OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

       Other comprehensive loss for the year ended December 31, 1999 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                           $      (303,033)    $        106,061    $        (196,972)
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (9,958)               3,485               (6,473)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                         (312,991)             109,546             (203,445)
      Reserve and  DAC adjustment                                87,729              (30,705)              57,024
                                                          -----------------    ----------------    -----------------
      Other comprehensive loss                          $      (225,262)    $         78,841    $        (146,421)
                                                          =================    ================    =================


13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2001 and 2000, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2001, 2000, and 1999, respectively. In addition, dividends of $187,633, $134,149, and $92,053 were paid on common stock in 2001, 2000, and 1999, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

       The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                 2001                2000                1999
                                                            ----------------    ----------------    ---------------
                                                              (Unaudited)
      Net income                                         $        266,398    $        293,521    $          253,123
      Capital and surplus                                       1,200,372           1,083,718             1,004,745


       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2001 were $1,200,372 and $272,138 [Unaudited], respectively. The Company should be able to pay up to $272,138 [Unaudited] of dividends in 2002.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2001, 2000, and 1999, stock available for award to Company employees under the Lifeco plan aggregated 3,278,331, 4,808,047, and 885,150 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable, if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 1998, 2000, and 2001 totaling 380,000, 120,000, and 80,000 respectively, become exercisable if certain sales or financial targets are attained. During 2001, 2000, and 1999, 7,750, 13,250, and 11,250 of these options vested and accordingly, the Company recognized compensation expense of $48, $151, and $23, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                          2001                          2000                         1999
                                --------------------------    -------------------------    -------------------------
                                  Options         WAEP          Options        WAEP         Options         WAEP
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1          7,675,551  $    9.91         6,867,098  $    9.20        6,744,824  $     8.15
        Granted                      947,500      22.28         1,386,503      14.88          675,500       16.29
        Exercised                  1,463,588       5.89           451,300       7.74          234,476        5.69
        Expired or
          canceled                   690,334      11.24           126,750      12.17          318,750       13.81
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding,
        Dec. 31                    6,469,129  $   11.59         7,675,551  $    9.91        6,867,098  $     9.20
                                =============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                2,673,460  $    8.01         3,077,998  $    7.11        2,503,998  $     7.00
                                =============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year          $     4.22                    $     4.38                   $     5.16
                                =============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2001:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $ 5.32 - 7.07                1,823,560           4.68     $       5.42           1,803,560    $        5.40
      $10.19 - 16.90               3,775,569           6.73     $      12.22             867,400    $       13.40

      $21.52 - 22.23                 870,000           9.66     $      21.77               2,500    $       22.01


       Of the exercisable Lifeco options, 2,623,960 relate to fixed option grants and 49,500 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2001, 2000, and 1999, stock available for award under the PFC plan aggregated 2,710,800, 2,790,800, and 4,340,800 shares.

       Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                           2001                          2000                          1999
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.29           285,054  $     3.23           355,054  $    2.89
        Exercised                                                   215,054        3.30            70,000       2.28
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                    70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========

       As of December 31, 2001, the PFC options outstanding have an exercise price of $2.16 and a weighted-average remaining contractual life of 1.36 years.

       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,801, $1,686, and $1,039, in 2001, 2000, and 1999,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2001, 2000, and 1999, respectively: dividend yields of 3.84%, 3.95%, and 3.63%, expected volatility of 20.1%, 30.1%, and 32.4%, risk-free interest rates of 5.30%, 6.61%, and 6.65% and expected lives of 7.5 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,983     $       169,656     $      1,203,639
         Fee income                                             809,574             137,681              947,255
         Net investment income                                   90,720             850,614              941,334
         Realized investment gains                               17,881              28,944               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,952,158           1,186,895            3,139,053
      Benefits and Expenses:
         Benefits                                               867,031             829,566            1,696,597
         Operating expenses                                     863,021             164,677            1,027,698
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,730,052             994,243            2,724,295
      Income taxes                                               75,962              65,150              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         146,144             127,502              273,646
      Special charges (net)                                      80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         65,244     $       127,502     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,497,077     $    12,843,747     $     14,340,824
      Other assets                                              912,653             973,033            1,885,686
      Separate account assets                                 5,854,652           6,730,009           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,264,382     $    20,546,789     $     28,811,171
                                                          =================   =================   =================


       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,136     $       190,430     $      1,332,566
         Fee income                                             752,309             119,318              871,627
         Net investment income                                   94,800             836,641              931,441
         Realized investment gains (losses)                      (3,572)             31,855               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,985,673           1,178,244            3,163,917
      Benefits and Expenses:
         Benefits                                               922,925             822,947            1,745,872
         Operating expenses                                     856,463             168,448            1,024,911
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,779,388             991,395            2,770,783
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  206,285             186,849              393,134
      Income taxes                                               70,197              63,843              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,088     $       123,006     $        259,094
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,438,650     $    12,250,667     $     13,689,317
      Other assets                                              980,245             846,687            1,826,932
      Separate account assets                                 6,537,095           5,844,042           12,381,137
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,955,990     $    18,941,396     $     27,897,386
                                                          =================   =================   =================

       Year ended December 31, 1999

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        990,449     $       172,734     $      1,163,183
         Fee income                                             548,580              86,567              635,147
         Net investment income                                   80,039             795,907              875,946
         Realized investment gains (losses)                      (1,224)              2,308                1,084
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      Benefits and Expenses:
         Benefits                                               789,084             792,755            1,581,839
         Operating expenses                                     661,119             143,422              804,541
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  167,641             121,339              288,980
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
                                                          =================   =================   =================

       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2001                2000                1999
                                                        -----------------    ----------------    ----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $     1,033,983     $      1,142,136    $        990,449
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                   1,033,983            1,142,136             990,449
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            8,429                7,253              14,344
             Individual Insurance                             161,227              183,177             158,390
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    169,656              190,430             172,734
                                                        -----------------    ----------------    ----------------
      Total premium income                            $     1,203,639     $      1,332,566    $      1,163,183
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health                      $       713,296     $        648,328    $        454,071
               (uninsured plans)
             401(k)                                            96,278              103,981              94,509
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     809,574              752,309             548,580
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          119,793              111,201              81,331
             Individual Insurance                              17,888                8,117               5,236
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    137,681              119,318              86,567
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       947,255     $        871,627    $        635,147
                                                        =================    ================    ================

16.    COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a) Financial Statements.


               The consolidated financial statements of GWL&A as of December 31, 2002 and for each of the three years in the period ended December 31, 2002, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2002, and 2001 are included in Part B of the Registration Statement.


        (b)    Exhibits


               (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant's initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).


               (2) Not applicable.


               (3) Form of distribution agreement filed herewith as Exhibit 3.

               (4) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

               (5) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

               (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, filed
               October 30, 1996 (File No. 333-01153).


               (7) Not applicable.


               (8) Forms of participation agreements and amendments thereto with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, filed October 30, 1996 (File No. 333-01153); Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 28, 1997 (File No. 333-01153); Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); and
               Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).



               (9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, File No. 333-52956.


               (10) (a)Written Consent of legal counsel is filed herewith as
               Exhibit 10(a).

               (b) Written Consent of independent  auditors is filed herewith as
               Exhibit 10(b).


               (c) Powers of attorney for R. Gratton, J. Balog, J.W.

                                      C-1

               Burns, O.T. Dackow, P. Desmarais, Jr., K.P. Kavanagh, W. Mackness, J.E.A. Nickerson, P.M. Pitfield, M. Plessis-Belair and
               B. Walsh are incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement filed by Registrant on Form N-4 on April 12, 2002, File No. 333-01153.

               (11) Not Applicable.

               (12) Not Applicable.


               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).


Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices
Name                         Principal Business Address                    with Depositor
----                         --------------------------                 -------------------
James Balog                  2205 North Southwinds Boulevard, Apt. 307          Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (7)                                         Director

Orest T. Dackow                     (3)                                         Director

Andre Desmarais                     (4)                                         Director

Paul Desmarais, Jr.                 (4)                                         Director

Robert Gratton                      (5)                                         Chairman


Kevin P. Kavanagh, C. M.            (1)                                         Director

William Mackness             696 Whitehaven Crescent                            Director
                             London, Ontario N6G 4V4


William T. McCallum                 (3)                                         Director, President and
                                                                                Chief Executive Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited                      Director
                             P.O. Box 130
                             255 Commercial Street
                             North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.     (4)                                         Director

Michel Plessis-Belair, F.C.A.       (4)                                         Director

Brian E. Walsh               QVan Capital, LLC                                  Director
                             1 Dock Street, 4th Floor
                             Stamford, Connecticut  06902

John A. Brown                       (3)                                         Senior Vice-President,
                                                                                Financial Services
                                      C-2

S. Mark Corbett                     (3)                                         Senior Vice-President,
                                                                                Investments

John R. Gabbert                     (2)                                         Senior Vice-President,
                                                                                Employee Benefits

Donna A. Goldin                     (2)                                         Senior Vice-President,
                                                                                Employee Benefits

Mitchell T.G. Graye                 (3)                                         Executive Vice-President,
Chief Financial Officer

Wayne Hoffmann                      (3)                                         Senior Vice-President,
                                                                                Investments

D.Craig Lennox                      (6)                                         Senior Vice-President,
                                                                                General Counsel and
                                                                                Secretary

James C. Matura                     (2)                                         Senior Vice President,
                                                                                Employee Benefits

Charles P. Nelson                   (3)                                         Senior Vice-President,
                                                                                Financial Services

Deborah L. Origer-Bauroth           (2)                                         Senior Vice-President
                                                                                Employee Benefits

Marty Rosenbaum                     (2)                                         Senior Vice-President,
                                                                                Employee Benefits

Richard F. Rivers                   (2)                                         Executive Vice-President
                                                                                Employee Benefits

Gregg E. Seller                     (3)                                         Senior Vice-President,
                                                                                Financial Services

Robert K. Shaw                      (3)                                         Senior Vice-President,
                                                                                Financial Services


Mark Stadler                        (3)                                         Senior Vice President,
                                                                                Employee Benefits


George D. Webb                      (3)                                         Senior Vice-President,
                                                                                Financial Services

Douglas L. Wooden                   (3)                                         Executive Vice-President,
                                                                                Financial Services

Jay W. Wright                       (2)                                         Senior Vice-President,
                                                                                Employee Benefits


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3.
                                      C-3

(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.
                                      C-4

Item 26. Persons controlled by or under common control with the Depositor or
         -------------------------------------------------------------------
         Registrant
         ----------
        (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                             100.0% - Great-West Life & Annuity Insurance Company (Colorado) -
                                      Life and Health Insurance Company
                                100.0% - First Great-West Life & Annuity Insurance Company (New York) -
                                Life and Health Insurance Company
                                100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and
                                Health Insurance Company
                                         100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                         100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities
                                         Broker/Dealer
                                         100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) -
                                Third Party Administrator
                                         100.0%  - NPC Securities, Inc. (California) - Securities
                                         Broker/Dealer
                                         100.0%  - National Plan Coordinators of Washington, Inc.
                                         (Washington) - Third Party Administrator
                                         100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                                         (Massachusetts) - Insurance Agency
                               100.0% - One Benefits, Inc. (Colorado) - Holding Company
                                        100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                                        Provider Organization
                                        100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                                        Maintenance Organization
                                        100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider
                                        Organization
                                        100.0% - One Health Plan of California, Inc.
                                        (California) - Health Maintenance Organization
                                        100.0% - One Health Plan of Colorado, Inc.
                                        (Colorado) - Health Maintenance Organization
                                        100.0% - One Health Plan of Florida, Inc. (Florida) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Georgia, Inc. (Georgia) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Illinois, Inc. (Illinois) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Indiana, Inc. (Indiana) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred
                                        Provider Organization
                                        100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Michigan, Inc. (Michigan) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Nevada, Inc. (Nevada) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of New York, Inc. (New York) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Ohio, Inc. (Ohio) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Oregon, Inc. (Oregon) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Tennessee, Inc. (Tennessee) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Texas, Inc. (Texas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan, Inc. (Vermont) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Washington, Inc. (Washington) -
                                        Health Maintenance Organization
                                        100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
                                        Preferred Provider Organization
                                        100.0%  - One Orchard Equities, Inc. (Colorado) - Securities
                                        Broker/Dealer
                              100.0%  - Financial Administrative Services Corporation (Colorado) -
                                        Third Party Administrator
                              100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                               50.0%  - Westkin Properties Ltd. (California) - Real Property
                                        Corporation
                              100.0%  - Great-West Benefit Services, Inc. (Delaware) - Leasing
                                        Company
                               92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                              100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser

                                       C-5

                                       100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                               86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                        100.0%  - Orchard Trust Company (Colorado) - Trust Company




Item 27.       Number of Contractowners

        As of February 25, 2003, there were 1,239 owners of non-qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. As of February 15, 2003, the number of owners of these other contracts was 61 qualified contractowners and 10,100 non-qualified contractowners.

Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

                                      C-6
           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;
                                      C-7

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

   Section 7-109-106.  Determination and Authorization of Indemnification of
                       Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required by under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so

                                      C-8

           directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b) By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

   Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries,
                       and Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

                                      C-9

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter

(a) BenefitsCorp Equities, Inc. ("BCE") is the distributor of securities of the Registrant. BCE also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, and COLI VUL-2 Series Account in addition to those of the Registrant.

(b)        Directors and Officers of BCE:


          Name             Principal Business Address  Position and Offices
                                                       with Underwriter

Charles P. Nelson                     (1)              Chairman and President
Robert K. Shaw                        (1)              Director
David G. McLeod                       (1)              Director

                                      C-10

Gregg E. Seller              18101 Von Karman Ave.     Director and

                                   Suite 1460          Senior Vice President
                                Irvine, CA 92715


Jason R. Cavalier                     (1)              Vice President
Thomas M. Connolly            300 Broadacres Drive     Vice President
                              Bloomfield, NJ 07003
William S. Harmon                     (1)              Vice President
Kent A. Morris              500 North Central, Suite   Vice President
                                      220
                               Glendale, CA 91203
Michael P. Sole             One North LaSalle, Suite   Vice President
                                      3200
                               Chicago, IL 60602

Glen R. Derback                       (1)              Treasurer
Beverly A. Byrne                      (1)              Secretary
Teresa L. Buckley                     (1)              Compliance Officer

--------------------------------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on                   Brokerage
Underwriter       Commissions           Redemption           Commissions   Compensation
Schwab                  -0-                -0-                   -0-             -0-
BCE                     -0-                -0-                   -0-             -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.   Management Services

           Not Applicable.


Item 32.   Undertakings and Representations


           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                                      C-11
           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                      C-12



                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 21st day of April, 2003.



                                            VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            (Registrant)


                                            By:  /s/ William T. McCallum
                                                 William T. McCallum, President
                                                 and Chief Executive Officer of
                                                 Great-West Life & Annuity
                                                 Insurance Company

                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)


                                            By: /s/William T. McCallum
                                                --------------------------------
                                                William T. McCallum, President
                                                and Chief Executive Officer


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:


Signature and Title                                              Date

/s/ Robert Gratton                                 *            April 21, 2003
----------------------------------------------------
Director and Chairman of the Board,
Robert Gratton

/s/ William T. McCallum
----------------------------------------------------            April 21, 2003
Director, President and Chief Executive
Officer, William T. McCallum

/s/ Mitchell T.G. Graye
----------------------------------------------------            April 21, 2003
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

/s/ James Balog                                    *
----------------------------------------------------            April 21, 2003
Director, James Balog

/s/ James W. Burns                                 *
----------------------------------------------------            April 21, 2003
Director, James W. Burns



Signature and Title                                              Date

/s/Orest T. Dackow                                 *
----------------------------------------------------            April 21, 2003
Director, Orest T. Dackow


----------------------------------------------------
Director, Andre Desmarais

/s/ Paul Desmarais, Jr.                            *
----------------------------------------------------            April 21, 2003
Director, Paul Desmarais, Jr.

/s/ Kevin P. Kavanagh                              *
----------------------------------------------------            April 21, 2003
Director, Kevin P. Kavanagh

/s/ William Mackness                               *
----------------------------------------------------            April 21, 2003
Director, William Mackness

/s/ Jerry E. A. Nickerson                          *
----------------------------------------------------            April 21, 2003
Director, Jerry E. A. Nickerson


/s/ P. Michael Pitfield                            *
----------------------------------------------------            April 21, 2003
Director, P. Michael Pitfield

/s/ Michel Plessis-Belair                          *
----------------------------------------------------            April 21, 2003
Director, Michel Plessis-Belair

/s/ Brian E. Walsh                                 *
----------------------------------------------------            April 21, 2003
Director, Brian E. Walsh

*By: /s/ D. C. Lennox
     -----------------------------------------------            April 21, 2003
     D. C. Lennox

Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Post-Effective Amendment No. 8, Registrant's Registration Statement on Form N-4, filed on April 12, 2002 (File No. 333-01153).